      As filed electronically with the Securities and Exchange Commission on October 15, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No.  33-507
Pre-Effective Amendment No.
Post-Effective Amendment No. 58

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 1940 Act File No. 811-4419

Amendment No. 59

                        (Check appropriate box or boxes.)

                      AEGON/Transamerica Series Fund, Inc.
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               570 Carillon Parkway, St. Petersburg, Florida 33716
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 299-1800

     John K. Carter, Esq. 570 Carillon Parkway St. Petersburg, Florida 33716
     -----------------------------------------------------------------------
                     (Name and Address of Agent for Service)


Approximate date of proposed public offering:

It is proposed that this filing will become effective:

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485.

[X] 75 days after filing pursuant to paragraph (a) (2) of Rule 485.

[ ] On (Date) pursuant to paragraph (a) (1) of Rule 485.

[ ] On (Date) pursuant to paragraph (a) (2) of Rule 485.

[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ] On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                       PROSPECTUS

                                               AEGON/TRANSAMERICA
                                                SERIES FUND, INC.

                                           TRANSAMERICA EQUITY II



                                                           [DATE]




   AS WITH ALL FUND PROSPECTUSES, THE SECURITIES AND EXCHANGE
                           COMMISSION
       HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
          PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
    ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents


------------------------------------------------------- AEGON/TRANSAMERICA SERIES FUND, INC.
Information about the portfolio you                i    Investor Information
should know before investing                            PORTFOLIO DESCRIPTION
                                             TE II-1    Transamerica Equity II




------------------------------------------------------- ADDITIONAL INFORMATION
Additional information                             1    Management
regarding AEGON/Transamerica                       2    Explanation of Strategies and Risks
Series Fund, Inc.                                  3    Performance Information
                                                   3    Other Information

------------------------------------------------------- FOR MORE INFORMATION
Where to learn more                                     Back Cover
about the portfolio.

Investor Information
[GLOBE ICON]
OVERVIEW
--------------------------


AEGON/Transamerica Series Fund, Inc. (Fund or ATSF) currently offers several separate series or investment portfolios. This prospectus only includes Transamerica Equity II. The Fund is an open-end management investment company, more commonly known as a mutual fund.



Shares of this portfolio are currently sold only to Transamerica Occidental Life Insurance Company, to fund the benefits under certain individual flexible premium variable life insurance policies or individual and group variable annuity contracts.


INVESTMENT CONSIDERATIONS


- The portfolio has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.


- No single portfolio can be a complete investment program; consider diversifying your portfolio choices.


- You should evaluate the portfolio in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine if the portfolio is right for you.


RISKS


- There can be no assurance that the portfolio will achieve its investment goal.



- Because you could lose money by investing in a portfolio, take the time to read the portfolio description and consider all risks before investing.


- All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your LONG-TERM investment goals.

- Portfolio shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Portfolio shares involve investment risks, including the possible loss of principal.

- Past performance does not necessarily indicate future results.


More detailed information about the portfolio, its investment policies, and its particular risks can be found in the AEGON/Transamerica Series Fund, Inc. Statement of Additional Information (SAI).


TO HELP YOU UNDERSTAND . . .

In this prospectus, you will see the symbols below.

These are "icons" which serve as tools to direct you to the type of information that is included in the accompanying paragraphs.

The icons are for your convenience and to assist you as you read this prospectus.

       The target directs you to a portfolio's goal or objective.
[BULLSEYE]

       The chess piece indicates discussion about a portfolio's strategies. [CHESS PIECE]

       The stoplight indicates the risks of investing in a portfolio.
[STOP LIGHT]

[GRAPH]The graph indicates investment performance.

       The question mark provides information about how a similar fund managed by a portfolio's sub-adviser has performed.
[QUESTION]

       The briefcase provides information about Fund management.
[BRIEF CASE]

       The money sign provides financial information about your portfolio. [DOLLAR SYMBOL]

---------------------
This portfolio may be appropriate for the investor who seeks capital growth in a broadly diverse stock portfolio.
---------------------
When a manager uses a "bottom up" approach, he looks primarily at individual companies against the context of broader market factors.


(TRANSAMERICA LOGO)    Transamerica Equity II

[BULLSEYE ICON]
OBJECTIVE
---------------------------


The investment objective of this portfolio is long-term capital growth.


[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve the portfolio's objective by investing principally in:


 - Common stocks



The portfolio pursues its investment objective by investing principally in listed and unlisted common stock, that is, stocks that are listed on an exchange and those that trade in the over-the-counter market.



The portfolio may also invest in debt securities and convertible or preferred stock having a call on convertible to common stock, by means of a conversion privilege or attached warrants, and warrants or other rights to purchase common stock. Unless market conditions indicate otherwise, the portfolio will be invested in such equity-type securities. However, when market conditions warrant it, a portion of the portfolio's assets may be held in cash or debt securities.


               TIM uses a "bottom up" approach to investing and focuses on identifying fundamental change in its early stages and investing in premier companies. It believes in long term investing and does not attempt to time the market. The portfolio is constructed one company at a time. Each company passes through TIM's rigorous research process and stands on its own merits as a premier company.

               TIM buys securities of companies that it believes have the defining features of premier growth companies that are under-valued in the stock market. Premier companies have many or all of these features:

 - Shareholder-oriented management

 - Dominance in market share

 - Cost production advantages

 - Leading brands

 - Self-financed growth


 - Attractive reinvestment opportunities

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.


Because the stocks a portfolio holds fluctuate in price,f the value of your investment in the portfolio will go up and down.


YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!

[GRAPH ICON]

PAST PERFORMANCE

-----------------------------------------


Because the portfolio commenced operations on -------------------------, no historical performance information is presented here. Performance information will be presented for the portfolio after it has been in operation for one complete calendar year.



[MONEY ICON]

EXPENSES
--------------------------


When you use this portfolio to fund your product, you will pay certain fees and expenses in connection with the portfolio. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fee or charges imposed by your product.


FEE TABLE

ANNUAL PORTFOLIO OPERATING EXPENSES(A) (expenses that are deducted from portfolio assets)

% of average daily net assets


                                             CLASS OF SHARES
                                                 INITIAL
------------------------------------------------------------
Management fees                                    0.30%
Rule 12b-1 fees                                     N/A
Other expenses                                     0.07%
                                                ------------
TOTAL                                              0.37%
Expense reduction(b)                               0.07
                                                ------------
NET OPERATING EXPENSES                             0.30%
------------------------------------------------------------



(a) Annual portfolio operating expenses for Initial Class are based on the portfolio's expenses for the fiscal year ended 12/31/02.


(b) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 12/24/04 for expenses that exceed 0.30%. ATFA is entitled to reimbursement by the


                                      ATSF

                         TEII- 1 Transamerica Equity II
    portfolio of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized portfolio operating expenses are less than 0.30%



    EXPENSE EXAMPLE


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions that other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.


               SHARE CLASS                  1 YEAR   3 YEARS
------------------------------------------------------------
                                             $ 31     $112
------------------------------------------------------------


[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc.

SUB-ADVISER: Transamerica Investment Management, LLC


ADVISORY FEE: 0.30% of the value of the aggregate net assets of the portfolio.


PORTFOLIO MANAGERS:

Management decisions for the portfolio are made by a team of expert managers and analysts headed by a team leader (designated as the Lead Manager). The Lead Manager has primary responsibility for the day-to-day decisions related to the portfolio. The transactions and performance of the portfolio are reviewed by the sub-adviser's senior officers.


LEAD PORTFOLIO MANAGER: JEFFREY S. VAN HARTE, CFA. Mr. Van Harte is Senior Vice President and Head of Equity Investments at Transamerica Investment Management, LLC. Mr. Van Harte is the Lead Portfolio Manager for the Transamerica Premier Equity Fund. He also manages sub-advised funds and institutional separate accounts in the large growth discipline. Prior to portfolio management responsibilities at Transamerica Investment Management, LLC, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services. He joined Transamerica in 1980. Mr. Van Harte received a B.A. in finance from California State University at Fullerton and is a Chartered Financial Analyst.


PORTFOLIO MANAGER: GARY U. ROLLE, CFA. Mr. Rolle is President and Chief Investment Officer of Transamerica Investment Management, LLC. Mr. Rolle is the equity Co-Manager of the Transamerica Premier Balanced Fund. Mr. Rolle also manages sub-advised funds and institutional separate accounts in the growth discipline. He joined Transamerica in 1967. Mr. Rolle holds a B.S. in chemistry and economics from the University of California at Riverside and is a Chartered Financial Analyst.

[MONEY ICON]

FINANCIAL HIGHLIGHTS

---------------------------------------------


Information is not included for this portfolio since it had not commenced operations as of December 31, 2003.


                                      ATSF

                         TEII- 2 Transamerica Equity II

Additional Information

[QUESTION ICON]
MANAGEMENT
--------------------------------

The Fund's Board is responsible for managing the business affairs of the Fund. It oversees the operation of the Fund by its officers. It also reviews the management of the portfolios' assets by the investment adviser and sub-advisers. Information about the Directors and executive officers of the fund is contained in the SAI.

AEGON/Transamerica Fund Advisers, Inc. (ATFA), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, has served as the Fund's investment adviser since 1997. The investment adviser is directly owned by Western Reserve (78%) and AUSA Holding Company (22%), both of which are indirect wholly-owned subsidiaries of AEGON N.V., a Netherlands corporation which is a publicly traded international insurance group.

Subject to the supervision of the Fund's Board, the investment adviser is responsible for furnishing continuous advice and recommendations to the Fund as to the acquisition, holding or disposition of any or all of the securities or other assets which the portfolios may own or contemplate acquiring from time to time; causing its officers to attend meetings and furnishing oral or written reports, as the Fund may reasonably require, in order to keep the Fund's Board and appropriate officers of the Fund fully informed as to the conditions of the investment portfolio of each portfolio, the investment recommendations of the investment adviser, and the investment considerations which have given rise to those recommendations; supervising the purchase and sale of securities of the portfolios as directed by the appropriate officers of the Fund; and maintaining all books and records required to be maintained by the investment adviser.

The Fund has received an order from the Securities and Exchange Commission that permits the Fund and the investment adviser, subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a portfolio pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on the same sub-advisory contract terms where a contract has been assigned because of a change in control of the sub-adviser. In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.
[CHESSPIECE ICON]
EXPLANATION OF STRATEGIES AND RISKS
------------------------------------------------------


In the discussion of the portfolio included in this prospectus you found descriptions of the principal strategies and risks associated with it. For a more detailed explanation of those strategies and risks, and those of the other types of investments in which it may invest, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.



The portfolio currently has a policy of investing, under normal circumstances, at least 80% of its assets in common stocks and will provide its shareholders with at least 60 days prior notice before making changes to such a policy.


DIVERSIFICATION AND CONCENTRATION


The 1940 Act classifies investment companies as either diversified or non-diversified. (This portfolio is diversified.)



Diversification is the practice of spreading a portfolio's assets over a number of investments, investment types, industries or countries to reduce risk.



A diversified portfolio is subject to the following diversification requirements (which are set forth in full in the SAI):


 - As a fundamental policy, with respect to 75% of the total assets of a portfolio, the portfolio may not own more than 10% of the outstanding voting shares of any issuer (other than U.S. government securities) as defined in the 1940 Act and, with respect to some portfolios, in other types of cash items.

 - As a fundamental policy, with respect to 75% of the total assets of a portfolio, the portfolio will not purchase a security of any issuer if such would cause the portfolio's holdings of that issuer to amount to more than 5% of the portfolio's total assets.


                            1 Additional Information

 - As a fundamental policy governing concentration, no portfolio will invest 25% or more of its assets in any one particular industry, other than U.S. government securities or its agencies or instrumentalities (or repurchase agreements with respect thereto).



CASH POSITION



The portfolio may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of short-term debt securities that are considered cash equivalents. This may be done as a temporary defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When the portfolio increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. It may not be able to meet its investment objective under those conditions.


PORTFOLIO TURNOVER


The portfolio turnover rate is, in general, the percentage calculated by taking the lesser of purchases or sales of portfolio securities (excluding short-term securities) for a year and dividing it by the monthly average of the market value of such securities during the year.


Changes in security holdings are made by a portfolio's sub-adviser when it is deemed necessary. Such changes may result from: liquidity needs; securities having reached a price or yield objective; anticipated changes in interest rates or the credit standing of an issuer; or unforeseen developments.

The rate of portfolio turnover will not be a limiting factor when short-term investing is considered appropriate. Increased turnover rates result in higher brokerage costs and other transaction based expenses for a portfolio. These charges are ultimately borne by the policyholders.

SHORT SALES

A portfolio may sell securities "short against the box." A short sale is the sale of a security that the portfolio does not own. A short sale is "against the box" if at all times when the short position is open, the portfolio owns an equal amount of the securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

TEMPORARY DEFENSIVE POSITION


The portfolio may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the portfolio principal investment strategies). Under these circumstances, the portfolio may be unable to achieve its investment objective.


[GRAPH ICON]
PERFORMANCE INFORMATION
------------------------------------------------------


The Fund may include quotations of a portfolio's total return in connection with the total return for the appropriate separate account, in advertisements, sales literature or reports to policyowners or to prospective investors. Total return for the portfolio reflect only the performance of a hypothetical investment in the portfolio during the particular time period shown as calculated based on the historical performance of the portfolio during that period. Such quotations do not in any way indicate or project future performance. Quotations of total return will not reflect charges or deductions against the separate accounts or charges and deductions against the policies or the annuity contracts. Where relevant, the prospectuses for the policies and the annuity contracts contain performance information which show total return for the separate accounts, policies or annuity contracts.



TOTAL RETURN


Total return refers to the average annual percentage change in value of an investment in a portfolio held for a stated period of time as of a stated ending date. When a portfolio has been in operation for the stated period, the total return for such period will be provided if performance information is quoted. Total return quotations are expressed as average annual compound rates of return for each of the periods quoted. They also reflect the deduction of a proportionate share of a portfolio's investment advisory fees and direct portfolio expenses, and assume that all dividends and capital gains distributions during the period are reinvested in the portfolio when made.

[QUESTIONMARK ICON]
OTHER INFORMATION
------------------------------------------


PURCHASE AND REDEMPTION OF SHARES



As described earlier in this prospectus, shares of the portfolio are intended to be sold to certain separate



                            2 Additional Information
accounts of Transamerica Occidental Life Insurance Company. Shares are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. (However, certain sales or other charges may apply to the policies or annuity contracts, as described in the product prospectus.)


VALUATION OF SHARES


The portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually 4:00 p.m., Eastern Time), on each day the exchange is open.


Net asset value (NAV) of a portfolio share is computed by dividing the value of the net assets of the portfolio by the total number of shares outstanding in the portfolio. Share prices for any transaction are those next calculated after receipt of an order.

Except for money market instruments maturing in 60 days or less, securities held by portfolios are valued at market value. If market values are not readily available, securities are valued at fair value as determined by the Fund's Valuation Committee under the supervision of the Fund's Board.

Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

DIVIDENDS AND DISTRIBUTIONS


The portfolio intends to distribute substantially all of its net investment income, if any. Dividends and capital gains distributions of the remaining portfolios are typically declared and reinvested annually. Dividends and distributions are paid in additional shares on the business day following the ex-date. Distributions of short-term capital gains are included as distributions of net investment income.


TAXES


The portfolio has either qualified and expects to continue to qualify or will qualify in its initial year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified, a portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is the portfolio's intention to distribute all such income and gains.



Shares of the portfolio are currently offered only to the separate accounts of Transamerica Occidental Life Insurance Company. Separate accounts are insurance company separate accounts that fund the policies and the annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see "Federal Income Tax Considerations" included in the prospectus for the respective policy.



Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on each portfolio. The portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the portfolio by Subchapter M and the 1940 Act. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by "safe harbor," rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.


Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If a portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance companies, the policies and the annuity contracts


                            3 Additional Information
may be taxable. See the prospectuses for the policies and annuity contracts.



The foregoing is only a summary of some of the important federal income tax considerations generally affecting the portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisors.



COSTS AND MARKET TIMING/FREQUENT TRANSFERS


Professional market timing organizations and some Contract or Policy owners try to profit from various strategies called market timing; for example, switching money into investment option portfolios when they expect prices to rise and taking money out when they expect prices to fall, or switching from one investment option portfolio to another and then back again after a short period of time. As money is shifted in and out, the underlying mutual fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term Contract or Policy owners who do not generate the costs. Frequent transfers may also impede the ability of the portfolio manager of the underlying fund to sustain the stated investment objective of the portfolio.


The transfer privilege under the Contract or Policy is not intended to serve as a vehicle for short-term or frequent transfers. The Contract or Policy does not permit market timing/frequent transfers. As described above, frequent transfers among investment option portfolios disrupt portfolio management in the underlying mutual fund and tend to drive fund expenses higher. We reserve the right to limit or revoke your transfer privileges and/or may not accept future premium payments from you if you engage in frequent transfer activity.


DO NOT INVEST WITH US IF YOU INTEND TO CONDUCT MARKET TIMING/FREQUENT TRANSFER ACTIVITY. IF YOU DO, WE WILL IMMEDIATELY NOTIFY YOU AND YOUR AGENT IN WRITING THAT ANY ADDITIONAL REQUESTS FOR TRANSFERS WILL BE SUBJECT TO CERTAIN RESTRICTIONS, INCLUDING THE PERMANENT LOSS OF ELECTRONIC TRANSFER PRIVILEGES. We consider transfers by telephone, fax, overnight mail or Internet to be "electronic" transfers.

We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.


                            4 Additional Information

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO IS AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE PORTFOLIO'S PERFORMANCE DURING ITS LAST FISCAL YEAR.


YOU MAY ALSO CALL 1-800-851-9777 TO REQUEST THIS ADDITIONAL INFORMATION ABOUT THE FUND WITHOUT CHARGE OR TO MAKE SHAREHOLDER INQUIRIES.


OTHER INFORMATION ABOUT THE PORTFOLIO HAS BEEN FILED WITH AND IS AVAILABLE FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION. INFORMATION ABOUT THE FUND (INCLUDING THE SAI) CAN BE REVIEWED AND COPIED AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 202-942-8090. INFORMATION MAY BE OBTAINED, UPON PAYMENT OF A DUPLICATING FEE BY WRITING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, D.C. 20549-6009.


REPORTS AND OTHER INFORMATION ABOUT THE FUND ARE ALSO AVAILABLE ON THE COMMISSION'S INTERNET SITE AT HTTP://WWW.SEC.GOV. (AEGON/TRANSAMERICA SERIES FUND, INC. FILE NO. 811-4419.)


FOR MORE INFORMATION ABOUT THE PORTFOLIO, YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS WITHOUT CHARGE, OR TO MAKE OTHER INQUIRIES

ABOUT THIS FUND, CALL THE NUMBER LISTED ABOVE.


(AEGON/TRANSAMERICA SERIES FUND, INC. FILE NO. 811-4419.)

                                                                             SAI

                                                              AEGON/TRANSAMERICA
                                                               SERIES FUND, INC.

TRANSAMERICA EQUITY II

                                                                          [DATE]

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the prospectus for the portfolio that you are invested in of AEGON/Transamerica Series Fund, Inc. (the "Fund").

                               INVESTMENT ADVISER:
                               AEGON/TRANSAMERICA
                               FUND ADVISERS, INC.

THE DATE OF THE PROSPECTUS TO WHICH THIS STATEMENT OF ADDITIONAL INFORMATION RELATES IS [DATE] AND THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS [DATE].

TABLE OF CONTENTS

AEGON/TRANSAMERICA SERIES FUND, INC.

Information you should know before investing

FUND HISTORY

INVESTMENT OBJECTIVE

                                   INDIVIDUAL PORTFOLIO INFORMATION
                           TEII-1  Transamerica Equity II

ADDITIONAL INFORMATION

                              A-1  Lending
                              A-1  Borrowing
                              A-1  Short Sales
                              A-1  Foreign Securities
                              A-2  Foreign Bank Obligations
                              A-3  Forward Foreign Currency Contracts
                              A-3 When-issued, Delayed Settlement and Forward Delivery Securities
                              A-3 Repurchase and Reverse Repurchase Agreements A-4 Temporary Defensive Position
                              A-4  U.S. Government Securities
                              A-4  Convertible Securities
                              A-5 Investments in Futures, Options and Other Derivative Instruments
                             A-13  Warrants and Rights
                             A-14  Mortgage-Backed Securities
                             A-14  Asset-Backed Securities
                             A-14  Pass-Through Securities
                             A-15  Other Income Producing Securities
                             A-15  Illiquid and Restricted/144A Securities
                             A-15  Other Investment Companies
                             A-16  Bank and Thrift Obligations
                             A-16 Investments in the Real Estate Industry and Real Estate Investment Trusts ("REITS")
                             A-17  Variable Rate Master Demand Notes
                             A-17 Debt Securities and Fixed-Income Investing A-18 Structured Notes
                             A-18  High Yield/High-Risk Securities
                             A-18  Trade Claims
                             A-19  Collateralized Mortgage Obligations
                             A-19  Collateralized Debt Obligations
                             A-19  Interest Rate Transactions
                             A-20  Municipal Fixed-Income Securities
                             A-21  Non-Mortgage Asset Backed Securities
                             A-21  Passive Foreign Investment Companies
                             A-21  Preferred Stocks
                             A-22  Stripped Mortgage-Backed Securities

MANAGEMENT OF THE FUND

                             A-22  Directors and Officers
                             A-26  Code of Ethics
                             A-26  Proxy Voting Policies And Procedures
                             A-27  The Investment Adviser
                             A-28  The Sub-Adviser
                             A-29  Personal Securities Transactions
                             A-29  Administrative and Transfer Agency Services

PORTFOLIO TRANSACTIONS AND BROKERAGE

                             A-29  Portfolio Turnover
                             A-30  Placement of Portfolio Brokerage
                             A-31  Directed Brokerage

PURCHASE AND REDEMPTION OF SHARES

                             A-31  Determination of Offering Price
                             A-31  Net Asset Valuation

CALCULATION OF PERFORMANCE RELATED INFORMATION

                             A-31  Performance Information
                             A-31  Total Return
                             A-32  Yield Quotations

OTHER INFORMATION

                             A-32  Taxes
                             A-33  Capital Stock Of The Fund
                             A-34  Registration Statement
                             A-34  Financial Statements
                             A-34 Independent Certified Public Accountants A-34 Custodian
                             AA-1  Appendix A -- Description of Portfolio
                                   Securities
                              B-1 Appendix B -- Brief Explanation of Rating Categories
                              C-1  Appendix C -- Investment Adviser and
                                   Sub-Advisers' Proxy Voting Policies And
                                   Procedures

INVESTOR INFORMATION

FUND HISTORY

The Fund was incorporated under the laws of the State of Maryland on August 21, 1985 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company.


The Fund is intended to be sold to the separate accounts of life companies to fund benefits under variable life insurance policies or variable annuity contracts issued by Transamerica Financial Life Insurance Company, Inc. ("TFLIC"), Transamerica Life Insurance Company (formerly PFL Life Insurance Company) ("Transamerica Life"), Western Reserve Life Assurance Co. of Ohio ("WRL") Peoples Benefit Life Insurance Company ("Peoples"), Transamerica Occidental Life Insurance Company ("Transamerica") and Transamerica Life Insurance and Annuity Company ("TALIAC") (the "Life Companies"). As such, TFLIC, Transamerica Life, WRL, Peoples, Transamerica and TALIAC are the only shareholders of the investment funds offered by ATSF. If a Life Company offers a portfolio of ATSF in its respective products, and you own a variable life insurance policy or a variable annuity contract of one of those Life Companies, you have the right to give voting instructions on certain shares of such portfolio. Shares may be offered to other life insurance companies in the future. This portfolio is currently sold only to Transamerica.


Because Fund shares are sold to separate accounts established to receive and invest premiums received under variable life insurance policies and purchase payments received under the variable annuity contracts, it is conceivable that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of the Life Companies to invest in the Fund simultaneously. Neither the Life Companies nor the Fund currently foresees any such disadvantages or conflicts, either to variable life insurance policyholders or to variable annuity contract owners. Any Life Company may notify the Fund's Board of a potential or existing conflict. The Fund's Board will then determine if a material conflict exists and what action, if any, should be taken in response. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policyholders and those given by variable annuity contract owners. The Fund's Board might conclude that separate funds should be established for variable life and variable annuity separate accounts. If this happens, the affected Life Companies will bear the attendant expenses of establishing separate funds. As a result, variable life insurance policyholders and variable annuity contract owners would no longer have the economies of scale typically resulting from a larger combined fund.


The Fund offers a separate class of common stock for the portfolio. All shares of a portfolio have equal voting rights, but only shares of a particular portfolio are entitled to vote on matters concerning only that portfolio. Each of the issued and outstanding shares of a portfolio is entitled to one vote and to participate equally in dividends and distributions declared by the portfolio and, upon liquidation or dissolution, to participate equally in the net assets of the portfolio remaining after satisfaction of outstanding liabilities. The shares of a portfolio, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Shares do not have cumulative voting rights. The holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they so choose. In such event, holders of the remaining shares would not be able to elect any directors.


Only the separate accounts of the Life Companies may hold shares of the Fund and are entitled to exercise the rights directly as described above. To the extent required by law, the Life Companies will vote the Fund's shares held in the separate accounts, including Fund shares which are not attributable to policyowners, at meetings of the Fund, in accordance with instructions received from persons having voting interests in the corresponding sub-accounts of the separate accounts. Except as required by the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund does not hold regular or special policyowner meetings. If the 1940 Act or any regulation thereunder should be amended, or if present interpretation thereof should change, and as a result it is determined that the Life Companies are permitted to vote the Fund's shares in their own right, they may elect to do so. The rights of policyowners are described in more detail in the prospectuses or disclosure documents for the policies and the annuity contracts, respectively.


INVESTMENT OBJECTIVE

The investment objective of this portfolio of the Fund is described in the portfolio's prospectus. Shares of the portfolio are currently sold only to the separate accounts of Transamerica to fund the benefits under certain variable life insurance policies (the "policies") and variable annuity contracts (the "annuity contracts").

As indicated in the prospectus, this portfolio's investment objective and, unless otherwise noted, its investment policies and techniques may be changed by the Board of Directors of the Fund without approval of shareholders or holders of the policies or annuity contracts (collectively, "policyowners"). A change in the investment objective or policies of a portfolio may result in the portfolio having an investment objective or policies different from those, which a policyowner deemed appropriate at the time of investment.

As indicated in the prospectus, the portfolio is subject to certain fundamental policies and restrictions, which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the portfolio. "Majority" for this purpose and under the 1940 Act means the lesser of (i) 67% of the outstanding voting securities represented at a meeting at which more than 50% of the outstanding voting securities of a portfolio are represented or (ii) more than 50% of the outstanding voting securities of a portfolio. A complete statement of all such fundamental policies is set forth below. State insurance laws and regulations may impose additional limitations on the Fund's investments, including the Fund's ability to borrow, lend and use options, futures and other derivative instruments. In addition, such laws and regulations may require that a portfolio's investments meet additional diversification or other requirements.

TRANSAMERICA EQUITY II

INVESTMENT RESTRICTIONS

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than Government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of such issuer exceed 5% of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;

2. Borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 5% of the value of the portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever outstanding borrowings, not including reverse repurchase agreements, represent 5% or more of the portfolio's total assets, the portfolio will not make any additional investments;

3. Lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending securities in an amount not to exceed 10% of the portfolio's assets taken at market value, (c) entering into repurchase agreements (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and
(e) entering into variable rate demand notes;

4. Purchase securities (other than U.S. government securities) of any issuer if, as a result of the purchase, more than 5% of the portfolio's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of the portfolio may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;

5. Purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to the portfolio's investments in government securities and (b) up to 25% of the value of the assets of the portfolio may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. These limitations are subject to any further limitations under the 1940 Act;

6. Invest 25% or more of the Portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies, instrumentalities, or of certificates of deposit and bankers' acceptances;

7. Underwrite any issue of securities, except to the extent that the sale of securities in accordance with the portfolio's investment objective, policies and limitations may be deemed to be an underwriting, and except that the portfolio may acquire securities under circumstances in which, if the securities were sold, the portfolio might be deemed to be an underwriter for purposes of the 1933 Act;

8. Purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that the portfolio may, in an amount not to exceed 10% of its assets, (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer's obligations, in the event of a default by that issuer;

9. Make short sales of securities or maintain a short position unless, at all times when a short position is open, the portfolio owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short;

                                      ATSF
                          TEII-1 Transamerica Equity II

10. Purchase securities on margin, except that the portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, and options on securities indexes will not be deemed to be a purchase of securities on margin by the portfolio;

11. Invest in commodities, except that the portfolio may invest in futures contracts (including financial futures contracts or securities index futures contracts) and related options and other similar contracts as described in this Statement of Additional Information and in the prospectus;

12. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by a portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions, which may be changed by the Board of Directors without shareholder approval:

(A) The portfolio may not purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act, if as a result of the purchase: (a) more than 10% of the value of the portfolio's total assets would be invested in the securities of investment companies; (b) more than 5% of the value of the portfolio's total assets would be invested in the securities of any one investment company; or (c) the portfolio would own more than 3% of the total outstanding voting securities of any investment company; and

(B) The portfolio may not invest in companies for the purposes of exercising control or management.

(C) Under normal circumstances, the portfolio will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the portfolio's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

In addition to the above, as a fundamental policy, the portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such portfolio (which might result in duplication of certain fees and expenses).

FEES PAID BY PORTFOLIO

DIRECTORS' FEES

The portfolio pays a share of the fees and expenses to the Fund's Board of Directors.

ADVISORY FEES

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") serves as investment adviser to this portfolio. ATFA is compensated for its services through advisory fees. The method of computing the investment advisory fee is fully described in the Fund's prospectus. The portfolio did not pay any fees for the last three fiscal years as it commenced operations on ________.

                                      ATSF
                          TEII-2 Transamerica Equity II

ADMINISTRATIVE SERVICES FEES

The portfolio pays administrative services fees to AEGON/Transamerica Fund Services, Inc. The portfolio did not pay any fees in the following amounts for the last three fiscal years as it commenced operations on ________.




BORROWING

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 5% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 5% of its net assets.




PORTFOLIO TURNOVER RATE

The portfolio did not commence operations until _______ so information is not available for the last three fiscal years.

THE SUB-ADVISER

TRANSAMERICA INVESTMENT MANAGEMENT, LLC ("TIM") serves as the sub-adviser to Transamerica Equity II. TIM, located at 1150 South Olive Street, Los Angeles, California 90015, is a registered investment advisor that is wholly owned by Transamerica Investment Services ("TIS"). TIS' parent was acquired in 1999 by AEGON, N.V., a global financial services firm and one of the world's 100 largest public companies.

The sub-adviser serves pursuant to a Sub-Advisory Agreement dated __________, between ATFA and TIM. This agreement continues in effect from year to year if approved annually.

                                      ATSF
                          TEII-3 Transamerica Equity II

PORTFOLIO MANAGERS

Management decisions for the portfolio are made by a team of expert managers and analysts headed by a team leader (designed as the Lead Manager). The Lead Manager has primary responsibility for the day-to-day decisions related to the portfolio. The transactions and performance of the portfolio are reviewed by the sub-adviser's senior officers.

LEAD PORTFOLIO MANAGER: JEFFREY S. VAN HARTE, CFA, is Senior Vice President and Head of Equity Investments at TIM. Mr. Van Harte is the Lead Portfolio Manager for the Transamerica Premier Equity Fund. He also manages sub-advised funds and institutional separate accounts in the large growth discipline. Prior to portfolio management responsibilities at TIM, Mr. Van Harte was a securities analyst and trader for TIS. He joined TIM in 1980. Mr. Van Harte received a B.S. in finance from California State University at Fullerton and is a Chartered Financial Analyst.

PORTFOLIO MANAGER: GARY U. ROLLE, CFA, is President and Chief Investment Officer of TIM. Mr. Rolle is the equity Co-Manager of the Transamerica Premier Balanced Fund. Mr. Rolle also manages sub-advised funds and institutional separate accounts in growth discipline. He joined TIM in 1967. Mr. Rolle holds a B.S. in chemistry and economics from the University of California at Riverside and is a Chartered Financial Analyst.

SUB-ADVISER COMPENSATION

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets. The percentage for the portfolio is as follows:


    ________% of the portfolio's average daily net assets


SUB-ADVISORY FEES

ATFA did not pay any sub-advisory fees on behalf of the portfolio as it commenced operations on ________.

NOTE: Please refer to the section entitled "Additional Information" for a complete description of the respective topics included above.

                                      ATSF
                          TEII-4 Transamerica Equity II

ADDITIONAL INFORMATION

INVESTMENT POLICIES AND STRATEGIES


(This section of this SAI further explains policies and strategies utilized by the portfolio. Please refer to the portfolio's prospectus and investment restrictions for the policies and strategies pertinent to the portfolio.)

(The portfolio also has its own fees and expenses. Please refer to the information in this SAI for the information concerning your portfolio.)

LENDING

The portfolio may lend its portfolio securities subject to the restrictions stated in this Statement of Additional Information. Under applicable regulatory requirements (which are subject to change), the following conditions apply to securities loans: (a) the loan must be continuously secured by liquid assets maintained on a current basis in an amount at least equal to the market value of the securities loaned; (b) the portfolio must receive any dividends or interest paid by the issuer on such securities; (c) the portfolio must have the right to call the loan and obtain the securities loaned at any time upon notice of not more than five business days, including the right to call the loan to permit voting of the securities; and (d) the portfolio must receive either interest from the investment of collateral or a fixed fee from the borrower.

State laws and regulations may impose additional limitations on borrowings.

Securities loaned by a portfolio remain subject to fluctuations in market value. A portfolio may pay reasonable finders, custodian and administrative fees in connection with a loan. Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loans will be fully collateralized at all times, a portfolio may experience delays in, or be prevented from, recovering the collateral. During the period that the portfolio seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. The portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if it were considered important with respect to the investment. A portfolio may also incur expenses in enforcing its rights. If a portfolio has sold a loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase.

The portfolio may also lend (or borrow) money to other funds that are managed by its sub-adviser, provided such portfolio seeks and obtains permission from the SEC.

BORROWING

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. To secure borrowings, a portfolio may not mortgage or pledge its securities in amounts that exceed a certain percentage of its net assets.

SHORT SALES


The portfolio may sell securities "short against the box." A short sale is the sale of a security that the portfolio does not own. A short sale is "against the box" if at all times when the short position is open, the portfolio owns an equal amount of the securities sold short or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. In making short sales Jennison Growth is not limited to short sales or against the box.


FOREIGN SECURITIES

Subject to a portfolio's investment restrictions and policies, a portfolio may purchase certain foreign securities. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations that are not ordinarily associated with investing in domestic issuers. These considerations include:

- CURRENCY TRADING COSTS. A portfolio incurs costs in converting foreign currencies into U.S. dollars, and vice versa.

- Different Accounting and Reporting Practices. Foreign companies are generally subject to tax laws and to accounting, auditing and financial reporting standards, practices and requirements different from those that apply in the U.S.

- Less Information Available. There is generally less public information available about foreign companies.

- More Difficult Business Negotiations. A portfolio may find it difficult to enforce obligations in foreign countries or to negotiate favorable brokerage commission rates.

- Reduced Liquidity/Increased Volatility. Some foreign securities are less liquid and their prices more volatile, than securities of comparable U.S. companies.

- Settlement Delays. Settling foreign securities may take longer than settlements in the U.S.

- Higher Custody Charges. Custodianship of shares may cost more for foreign securities than it does for U.S. securities.

- Asset Vulnerability. In some foreign countries, there is a risk of direct seizure or appropriation through taxation of assets of a portfolio. Certain countries may also impose limits on the removal of securities or other assets of a portfolio. Interest, dividends and capital gains on foreign securities held by a portfolio may be subject to foreign withholding taxes.

- Political Instability. In some countries, political instability, war or diplomatic developments could affect investments.

These risks may be greater in emerging countries or in countries with limited or emerging markets, In particular, developing countries have relatively unstable governments, economies based on only a few industries, and securities markets that trade only a small number of securities. As a result, securities of issuers located in developing countries may have limited marketability and may be subject to abrupt or erratic price fluctuations.

At times, a portfolio's foreign securities may be listed on exchanges or traded in markets which are open on days (such as Saturday) when the portfolio does not compute a price or accept orders for purchase, sale or exchange of shares. As a result, the net asset value of the portfolio may be significantly affected by trading on days when policyholders cannot make transactions.

A portfolio may also purchase American Depositary Receipts ("ADRs"), which are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. A portfolio may also invest in American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs") and other types of receipts of shares evidencing ownership of the underlying foreign security.

ADRs and ADSs are subject to some of the same risks as direct investments in foreign securities, including the currency risk discussed above. The regulatory requirements with respect to ADRs and ADSs that are issued in sponsored and unsponsored programs are generally similar but the issuers of unsponsored ADRs and ADSs are not obligated to disclose material information in the U.S., and, therefore, such information may not be reflected in the market value of the ADRs and ADSs.

FOREIGN EXCHANGE TRANSACTIONS. To the extent a portfolio invests directly in foreign securities, a portfolio may engage in foreign exchange transactions. The foreign currency exchange market is subject to little government regulation, and such transactions generally occur directly between parties rather than on an exchange or in an organized market. This means that a portfolio is subject to the full risk of default by a counterparty in such a transaction. Because such transactions often take place between different time zones, a portfolio may be required to complete a currency exchange transaction at a time outside of normal business hours in the counterparty's location, making prompt settlement of such transaction impossible. This exposes a portfolio to an increased risk that the counterparty will be unable to settle the transaction. Although the counterparty in such transactions is often a bank or other financial institution, currency transactions are generally not covered by insurance otherwise applicable to such institutions.

FOREIGN BANK OBLIGATIONS

A portfolio may invest in foreign bank obligations and obligations of foreign branches of domestic banks. These investments present certain risks.

RISK FACTORS

Risks include the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations.

In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards.

FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract ("forward contract") is used to purchase or sell foreign currencies at a future date as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time a portfolio has exposure to foreign currencies. These contracts can also be used for other purposes; such as to gain exposure to currencies underlying various securities or financial instruments held in a portfolio. Furthermore, forward contracts may be used to gain exposure to interest rate differentials between differing market rates. A forward contract, which is also included in the types of instruments commonly known as derivatives, is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

RISK FACTORS

Investors should be aware that hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of portfolio securities decline.

Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to a portfolio's limitation on investing in illiquid securities.

WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES

Securities may be purchased and sold on a "when-issued," "delayed settlement," or "forward (delayed) delivery" basis.

"When-issued" or "forward delivery" refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due.

A portfolio may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a portfolio engages in when-issued or forward delivery transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

"Delayed settlement" is a term used to describe settlement of a securities transaction in the secondary market that will occur sometime in the future. No payment or delivery is made by a portfolio until it receives payment or delivery from the other party to any of the above transactions.

The portfolio will segregate with its custodian cash, U.S. Government securities or other liquid assets at least equal to the value or purchase commitments until payment is made. Some of the segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a portfolio may earn income in securities it has segregated to collateralize its delayed delivery purchases.

New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

At the time of settlement, the market value of the security may be more or less than the purchase price. The portfolio bears the risk of such market value fluctuations. These transactions also involve a risk to a portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the portfolio is delayed or prevented from completing the transaction.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Subject to a portfolio's investment restrictions and policies, a portfolio may enter into repurchase or reverse repurchase agreements.

In a repurchase agreement, a portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security. A portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a portfolio in connection with bankruptcy proceedings), it is the policy of the portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by a portfolio's sub-adviser.

In a reverse repurchase agreement, a portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time.

Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for temporary or emergency purposes without necessity of selling portfolio securities or to earn additional income on portfolio securities such as U.S. Treasury bills and notes. While a reverse repurchase agreement is outstanding, the portfolio will segregate with its custodian cash and appropriate liquid assets to cover its obligation under the agreement. Reverse repurchase agreements are considered a form of borrowing by the portfolio for purposes of the 1940 Act. A portfolio will enter into reverse repurchase agreements only with parties that the portfolio's sub-adviser deems creditworthy, and that have been reviewed by the Board of Directors of the Fund.

RISK FACTORS

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Reverse repurchase agreements may expose a portfolio to greater fluctuations in the value of its assets.

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes, a portfolio may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a portfolio increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a portfolio assumes a temporary defensive position it may not be able to achieve its investment objective.

U.S. GOVERNMENT SECURITIES

Subject to a portfolio's investment restrictions or policies, a portfolio may invest in U.S. Government obligations which generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. Government agencies or instrumentalities. Examples of the types of U.S. Government securities that the portfolio may hold include the Federal Housing Administration. Small Business Administration, General Services Administration, Federal Farm Credit Banks, Federal Intermediate Credit Banks, and Maritime Administration. U.S. Government securities may be supported by the full faith and credit of the U.S. Government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. Government are: Federal Land Banks; Central Bank for Cooperatives; Federal Intermediate Credit Banks; Federal Home Loan Banks; Farmers Home Administration; and Federal National Mortgage Association ("FNMA").

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CONVERTIBLE SECURITIES

Subject to any investment limitations set forth in a portfolio's policies or investment restrictions, a portfolio may invest in convertible securities. Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

DECS (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when-issued as a debt security) offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common stock at the time of maturity. DECS contain two call options at different strike prices. The DECS participate with the common stock up to the first call price. They are effectively capped at that point unless the common stock rises above a second price point, at which time they participate with unlimited upside potential.

PERCS (Preferred Equity Redeemable Stock, converts into an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity) offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common falls, while the cap price limits gains when the common rises.

Convertible securities generally rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk of declines in market value than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In evaluating investment in a convertible security, primary emphasis will be given to the attractiveness of the underlying common stock. The convertible debt securities in which a portfolio may invest are subject to the same rating criteria as the portfolio's investment in non-convertible debt securities.

INVESTMENTS IN FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS


The following investments are subject to limitations as set forth in the portfolio's investment restrictions and policies:


FUTURES CONTRACTS. A portfolio may enter into contracts for the purchase or sale for future delivery of equity or fixed-income securities, foreign currencies or contracts based on financial indices, including interest rates or indices of U.S. Government or foreign government securities or equity or fixed-income securities ("futures contracts"). U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. Since all transactions in the futures market are made through a member of, and are offset or fulfilled through a clearinghouse associated with, the exchange on which the contracts are traded, a portfolio will incur brokerage fees when it buys or sells futures contracts.

When a portfolio buys or sells a futures contract, it incurs a contractual obligation to receive or deliver the underlying instrument (or a cash payment based on the difference between the underlying instrument's closing price and the price at which the contract was entered into) at a specified price on a specified date. Transactions in futures contracts generally would be made to seek to hedge against potential changes in interest or currency exchange rates or the prices of a security or a securities index which might correlate with or otherwise adversely affect either the value of a portfolio's securities or the prices of securities which the portfolio is considering buying at a later date. Futures may also be used for managing a portfolio's exposure to change in securities prices and foreign currencies; as an efficient means of adjusting its overall exposure to certain markets, or in an effort to enhance income.

The buyer or seller of futures contracts is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of an FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain high-grade liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments with an FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and initial and variation margin payments do not constitute purchasing securities on margin for purposes of the portfolio's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a portfolio, the portfolio may be entitled to return of margin owed to the portfolio only in proportion to the amount received by the FCM's other customers. The portfolio's sub-adviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCM with which the portfolio does business and by depositing margin payments in a segregated account with the custodian when practical or otherwise required by law.

Although a portfolio would hold cash and liquid assets in a segregated account with a value sufficient to cover the portfolio's open futures obligations, the segregated assets would be available to the portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the portfolio's cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, the portfolio's return could be diminished due to the opportunity cost of foregoing other potential investments.

The acquisition or sale of a futures contract may occur, for example, when a portfolio holds or is considering purchasing equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, a portfolio might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the portfolio and thereby preventing a portfolio's net asset value from declining as much as it otherwise would have. A portfolio also could seek to protect against potential price declines by selling portfolio securities and investing in money market instruments. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows a portfolio to maintain a defensive position without having to sell portfolio securities.

Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a portfolio could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and the portfolio could buy equity securities on the cash market. To the extent a portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the portfolio's obligations with respect to futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the portfolio with respect to the futures contracts.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio's sub-adviser still may not result in a successful use of futures contracts.


Futures contracts entail risks. Although the portfolio's sub-adviser believes that use of such contracts can benefit a portfolio, if the sub- adviser's investment judgment is incorrect, a portfolio's overall performance could be worse than if the portfolio had not entered into futures contracts. For example, if a portfolio has attempted to hedge against the effects of a possible decrease in prices of securities held by the portfolio and prices increase instead, the portfolio may lose part or all of the benefit of the increased value of these securities because of offsetting losses in the portfolio's futures positions. In addition, if the portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may, but will not necessarily, be at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to a portfolio.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a portfolio will not match exactly the portfolio's current or potential investments. A portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests--for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities--which involves a risk that the futures position will not correlate precisely with the performance of the portfolio's investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments correlate with a portfolio's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a portfolio's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the portfolio's other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with longer settlement periods for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a portfolio may not be able to promptly liquidate unfavorable positions and potentially be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the portfolio's access to other assets held to cover its futures positions also could be impaired.

Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities.


The portfolio intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Such guidelines presently require that to the extent that a portfolio enters into futures contracts or options on a futures position that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the portfolio's net assets.


OPTIONS ON FUTURES CONTRACTS. A portfolio may buy and write options on futures contracts. An option on a futures contract gives the portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase and writing of options on futures contracts is similar in some respects to the purchase and writing of options on individual update page securities. See "Options on Securities." Transactions in options on futures contracts generally will be made to attempt to hedge against potential changes in interest rates or currency exchange rates or the price of a security or a securities index which might correlate with or otherwise adversely affect either the value of the portfolio's securities or the process of securities which the portfolio is considering buying at a later date. A portfolio may also enter into such transactions for non-hedging purposes (e.g., modify exposure to various currency markets).

The purchase of a call option on a futures contract may or may not be less risky than ownership of the futures contract or the underlying instrument, depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument. As with the purchase of futures contracts, when a portfolio is not fully invested it may buy a call option on a futures contract to attempt to hedge against a market advance.

The writing of a call option on a futures contract may constitute a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, the portfolio will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the portfolio's holdings. The writing of a put option on a futures contract may constitute a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the portfolio is considering buying. If a call or put option a portfolio has written is exercised, the portfolio will incur loss, which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, a portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respect to the purchase of protective put options on portfolio securities. For example, a portfolio may buy a put option on a futures contract to attempt to hedge the portfolio's securities against the risk of falling prices.

The amount of risk a portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

FORWARD CONTRACTS. A portfolio may enter into forward foreign currency exchange contracts ("forward currency contracts") to attempt to minimize the risk to the portfolio from adverse changes in the relationship between the U.S. dollar and other currencies or to gain exposure to currencies underlying various securities or financial instruments held in a portfolio. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) at a future date which is individually negotiated between currency traders and their customers. A portfolio may invest in forward currency contracts with stated contract values of up to the value of the portfolio's assets.

A portfolio may exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell. A portfolio may enter into a forward currency contract, for example, when it enters into a contract to buy or sell a security denominated in or exposed to fluctuations in a foreign currency in order to "lock in" the U.S. dollar price of the security ("transaction hedge").

Additionally, when a portfolio's sub-adviser believes that a foreign currency in which portfolio securities are denominated may suffer a substantial decline against the U.S. dollar, a portfolio may enter into a forward currency contract to sell an amount of that foreign currency (or a proxy currency whose performance is expected to replicate the performance of that currency) for U.S. dollars approximating the value of some or all of the portfolio securities denominated in that currency (not exceeding the value of the portfolio's assets denominated in that currency) or by participating in options or futures contracts with respect to the currency, or, when the portfolio's Sub-Adviser believes that the U.S. dollar may suffer a substantial decline against a foreign currency for a fixed U.S. dollar amount ("position hedge"). This type of hedge seeks to minimize the effect of currency appreciation as well as depreciation, but does not protect against a decline in the security's value relative to other securities denominated in the foreign currency.

A portfolio also may enter into a forward currency contract with respect to a currency where the portfolio is considering the purchase of investments denominated in that currency but has not yet done so ("anticipatory hedge").

In any of the above circumstances a portfolio may, alternatively, enter into a forward currency contract with respect to a different foreign currency when a portfolio's Sub-Adviser believes that the U.S. dollar value of that currency will correlate with the U.S. dollar value of the currency in which portfolio securities of, or being considered for purchase by, the portfolio are denominated ("cross-hedge"). For example, if a portfolio's sub-adviser believes that a particular foreign currency may decline relative to the U.S. dollar, a portfolio could enter into a contract to sell that currency or a proxy currency (up to the value of the portfolio's assets denominated in that currency) in exchange for another currency that the sub-adviser expects to remain stable or to appreciate relative to the U.S. dollar. Shifting a portfolio's currency exposure from one foreign currency to another removes the portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the portfolio if the portfolio's sub-adviser's projection of future exchange rates is inaccurate.

A portfolio also may enter into forward contracts to buy or sell at a later date instruments in which a portfolio may invest directly or on financial indices based on those instruments. The market for those types of forward contracts is developing and it is not currently possible to identify instruments on which forward contracts might be created in the future.

A portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the portfolio's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or liquid assets will be segregated on a daily basis so that the value of the account will be equal to the amount of the portfolio's commitments with respect to such contracts. As an alternative to maintaining all or part of the segregated assets, a portfolio may buy call options permitting the portfolio to buy the amount of foreign currency subject to the hedging transaction by a forward sale contract or the portfolio may buy put options permitting the portfolio to sell the amount of foreign currency subject to a forward buy contract.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event a portfolio's ability to utilize forward contracts in the manner set forth in the prospectus may be restricted. Forward contracts will reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unforeseen changes in currency prices may result in poorer overall performance for a portfolio than if it had not entered into such contracts. The use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a portfolio's foreign currency denominated portfolio securities.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedging transaction generally will not be precise. In addition, a portfolio may not always be able to enter into forward contracts at attractive prices and accordingly may be limited in its ability to use these contracts in seeking to hedge the portfolio's assets.

Also, with regard to a portfolio's use of cross-hedging transactions, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the portfolio's assets that are subject of the cross-hedging transactions are denominated.

OPTIONS ON FOREIGN CURRENCIES. A portfolio may buy put and call options and may write covered put and call options on foreign currencies in a manner similar to that in which futures contracts or forward contracts on foreign currencies may be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a portfolio may buy put options on the foreign currency. If the value of the currency declines, the portfolio will have the right to sell such currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a portfolio may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of exchange rate movements adverse to a portfolio's option position, the portfolio could sustain losses on transactions in foreign currency options which would require that the portfolio lose a portion or all of the benefits of advantageous changes in those rates. In addition, in the case of other types of options, the benefit to a portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.

A portfolio may write options on foreign currencies for the same types of hedging purposes. For example, in attempting to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to attempt to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the portfolio to hedge the increased cost up to the amount of premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium received, and only if exchange rates move in the expected direction. If that does not occur, the option may be exercised and the portfolio would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a portfolio also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

A portfolio may write covered call options on foreign currencies. A call option written on a foreign currency by a portfolio is "covered" if the portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the portfolio has a call on the same foreign currency and in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, and if the difference is maintained by the portfolio in cash or high-grade liquid assets in a segregated account with the Fund's custodian.

A portfolio may also write call options on foreign currencies for cross-hedging purposes that may not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, the portfolio collateralizes the option by maintaining segregated assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

A portfolio may buy or write options in privately negotiated transactions on the types of securities and indices based on the types of securities in which the portfolio is permitted to invest directly. A portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy, and only pursuant to procedures adopted by the portfolio's sub-adviser for monitoring the creditworthiness of those entities. To the extent that an option bought or written by a portfolio in a negotiated transaction is illiquid, the value of an option bought or the amount of the portfolio's obligations under an option written by the portfolio, as the case may be, will be subject to the portfolio's limitation on illiquid investments. In the case of illiquid options, it may not be possible for the portfolio to effect an offsetting transaction at the time when the portfolio's sub-adviser believes it would be advantageous for the portfolio to do so.

OPTIONS ON SECURITIES. In an effort to protect the value of portfolio securities or to enhance returns, a portfolio may write covered put and call options and may buy put and call options and warrants on securities that are traded on United States and foreign securities exchanges and over-the-counter ("OTC"). A portfolio may write and buy options on the same types of securities that the portfolio could buy directly and may buy options on financial indices as described above with respect to futures contracts. There are no specific limitations on a portfolio's writing and buying options on securities.

A put option gives the holder the right, upon payment of a premium, to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the holder the right, upon payment of a premium, to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price.

A put option written by a portfolio is "covered" if the portfolio (i) maintains cash not available for investment or other liquid assets with a value equal to the exercise price in a segregated account with its custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates. A call option written by a portfolio is "covered" if the portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or has segregated additional cash consideration with its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the portfolio in cash and high-grade liquid assets in a segregated account with its custodian.

A portfolio collateralizes its obligation under a written call option by segregating with its custodian cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily.

If a put or call option written by a portfolio were exercised, the portfolio would be obligated to buy or sell the underlying security at the exercise price. Writing a put option involves the risk of a decrease in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the option holder to the portfolio at a higher price than its current market value. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the portfolio to the option holder at a lower price than its current market value. Those risks could be reduced by entering into an offsetting transaction. The portfolio retains the premium received from writing a put or call option whether or not the option is exercised.

The writer of an option may have no control when the underlying security must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security.

The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

Effecting a closing transaction in the case of a written call option will permit a portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both or, in the case of a written put option, will permit a portfolio to write another put option to the extent that the exercise price thereof is secured by deposited high-grade liquid assets. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other portfolio investments. If a portfolio desires to sell a particular security on which the portfolio has written a call option, the portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

A portfolio may realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; a portfolio may realize a loss from a closing transaction if the price of the purchase transaction is less than the premium paid to buy the option. Because increases in the market of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the portfolio.

An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a portfolio would have to exercise the options in order to realize any profit. If a portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the portfolio delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options,
(ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

A portfolio may write options in connection with buy-and-write transactions; that is, a portfolio may buy a security and then write a call option against that security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the portfolio may elect to close the position or take delivery of the security at the exercise price and a portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

A portfolio may buy put options to attempt to hedge against a decline in the value of its securities. By using put options in this way, a portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

A portfolio may buy call options to attempt to hedge against an increase in the price of securities that the portfolio may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the portfolio.

In purchasing an option, a portfolio would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid and would realize a loss if the price of the underlying security did not increase (in the case of a call) or decrease (in the case of a put) during the period by more than the amount of the premium. If a put or call option brought by a portfolio were permitted to expire without being sold or exercised, the portfolio would lose the amount of the premium.

Although they entitle the holder to buy equity securities, warrants on and options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

INTEREST RATE SWAPS AND SWAP-RELATED PRODUCTS. In order to attempt to protect the value of a portfolio's investments from interest rate or currency exchange rate fluctuations, a portfolio may enter into interest rate swaps, and may buy or sell interest rate caps and floors. A portfolio expects to enter into these transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. A portfolio also may enter into these transactions to attempt to protect against any increase in the price of securities the portfolio may consider buying at a later date. A portfolio does not intend to use these transactions as a speculative investment. Interest rate swaps involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

Swap and swap-related products are specialized OTC instruments and their use involves risks specific to the markets in which they are entered into. A portfolio will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a portfolio's obligations over its entitlements with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value of at least equal to the accrued excess will be segregated with the Fund's custodian. If a portfolio enters into an interest rate swap on other than a net basis, the portfolio would segregate assets in the full amount accrued on a daily basis of the portfolio's obligations with respect to the swap. A portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. A portfolio's sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a portfolio will have contractual remedies pursuant to the agreements related to the transaction.

For purposes of applying a portfolio's investment policies and restrictions (as stated in the prospectuses and this SAI), swap agreements are generally valued by the portfolios at market value. In the case of a credit default swap sold by a portfolio (i.e., where the portfolio is selling credit default protection), however, the portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the portfolios for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.


The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The sub-adviser has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a portfolio sells (i.e., writes) caps and floors, it will segregate with the custodian cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the portfolio's obligations with respect to any caps or floors.

Interest rate swap transactions are subject to limitations set forth in the portfolio's policies. These transactions may in some instances involve the delivery of securities or other underlying assets by a portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that a portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a portfolio would risk the loss of the net amount of the payments that the portfolio contractually is entitled to receive. A portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregated account requirement described above.

In addition to the instruments, strategies and risks described in this Statement of Additional Information and in the prospectus, there may be additional opportunities in connection with options, futures contracts, forward currency contracts, and other hedging techniques, that become available as the portfolio's sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new instruments and techniques are developed. A sub-adviser may use these opportunities to the extent they are consistent with the portfolio's investment objective and are permitted by the portfolio's investment limitations and applicable regulatory requirements.

SPECIAL INVESTMENT CONSIDERATIONS AND RISKS. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities, securities indices, and on foreign currencies, and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which the portfolio invests. Should interest or exchange rates or the prices of securities or financial indices move in an unexpected manner, a portfolio may not achieve the desired benefits of futures, options, swaps and forwards or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or OTC instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.


A portfolio's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future. Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to a portfolio as the possible loss of the entire premium paid for an option bought by the portfolio, the inability of the portfolio, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that a portfolio will be able to use those instruments effectively for the purposes set forth above.

In connection with certain of its hedging transactions, assets must be segregated with the Fund's custodian bank to ensure that the portfolio will be able to meet its obligations under these instruments. Assets held in a segregated account generally may not be disposed of for so long as the portfolio maintains the positions giving rise to the segregation requirement. Segregation of a large percentage of the portfolio's assets could impede implementation of the portfolio's investment policies or the portfolio's ability to meet redemption requests or other current obligations.

ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by a portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded OTC. In an OTC trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges are available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions, on exercise.

In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.




WARRANTS AND RIGHTS

Subject to its investment limitations, a portfolio may invest in warrants and rights. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. The purchaser of a warrant expects the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, because the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks.

Warrants and rights may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities and a warrant or right ceases to have value if it is not exercised prior to the expiration date.

MORTGAGE-BACKED SECURITIES

Subject to a portfolio's investment restrictions and policies, a portfolio may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or institutions such as banks, insurance companies, and savings and loans. Some of these securities, such as Government National Mortgage Association ("GNMA") certificates, are backed by the full faith and credit of the U.S. Treasury while others, such as Federal Home Loan Mortgage Corporation ("Freddie Mac") certificates, are not.

Mortgage-backed securities represent interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the portfolio. These securities are often subject to more rapid repayment than their stated maturity dates would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than with traditional fixed income securities. During periods of declining interest rates, prepayments can be expected to accelerate which will shorten these securities weighted average life and may lower their return. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the weighted average life of these securities which generally would cause their values to fluctuate more widely in response to changes in interest rates.

The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency or private institution that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

ASSET-BACKED SECURITIES

Subject to a portfolio's investment restrictions and policies, asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The underlying assets (e.g., loans) are subject to prepayments that shorten the securities' weighted average life and may lower their returns. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution providing the credit support or enhancement. A portfolio will invest its assets in asset-backed securities subject to any limitations set forth in its investment policies or restrictions.

PASS-THROUGH SECURITIES

Subject to a portfolio's investment restrictions and policies, a portfolio may invest its net assets in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary, which are passed through to purchasers, such as the portfolio. The most common type of pass-through securities are mortgage-backed securities. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from traditional bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The portfolio will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest, but is not backed by the full faith and credit of the U.S. Government.

FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest, but it is not backed by the full faith and credit of the U.S. Government.

OTHER INCOME PRODUCING SECURITIES


Subject to the portfolio's investment restrictions and policies, other types of income producing securities that a portfolio may purchase include, but are not limited to, the following types of securities:


VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

STANDBY COMMITMENTS. These instruments, which are similar to a put, give a portfolio the option to obligate a broker, dealer or bank to repurchase a security held by the portfolio at a specified price.

TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

INVERSE FLOATERS. Inverse floaters are instruments whose interest bears an inverse relationship to the interest rate on another security. A portfolio will not invest more than 5% of its assets in inverse floaters.

A portfolio will purchase instruments with demand features, standby commitments and tender option bonds primarily for the purpose of increasing the liquidity of its portfolio. (See Appendix A regarding income producing securities in which a portfolio may invest.)

ILLIQUID AND RESTRICTED/144A SECURITIES

Subject to its investment restrictions, a portfolio may invest a certain percentage of its net assets in illiquid securities (i.e., securities that are not readily marketable).

In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933 ("1933 Act"). Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act established a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by a portfolio could, however, adversely affect the marketability of such portfolio security and the portfolio might be unable to dispose of such security promptly or at reasonable prices.


The Fund's Board of Directors has authorized the portfolio's sub-adviser to make liquidity determinations with respect to Rule 144A securities in accordance with the guidelines established by the Board of Directors. Under the guidelines, the portfolio's sub-adviser will consider the following factors in determining whether a Rule 144A security is liquid: 1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. The portfolio may be restricted in its ability to sell such securities at a time when a portfolio's sub-adviser deems it advisable to do so. In addition, in order to meet redemption requests, a portfolio may have to sell other assets, rather than such illiquid securities, at a time that is not advantageous.


OTHER INVESTMENT COMPANIES


In accordance with certain provisions of the 1940 Act, the portfolio may invest up to 10% of its total assets, calculated at the time of purchase, in the securities of investment companies. The 1940 Act also provides that a portfolio generally may not invest (i) more than 5% of its total assets in the securities of any one investment company or (ii) in more than 3% of the voting securities of any other investment company. The portfolio will indirectly bear its proportionate share of any investment advisory fees and expenses paid by the funds in which it invests, in addition to the investment advisory fee and expenses paid by the portfolio.


BANK AND THRIFT OBLIGATIONS

Bank and thrift obligations in which a portfolio may invest are limited to dollar-denominated certificates of deposit, time deposits and bankers' acceptances issued by bank or thrift institutions. Certificates of deposit are short-term, unsecured, negotiable obligations of commercial banks and thrift institutions. Time deposits are non-negotiable deposits maintained in bank or thrift institutions for specified periods of time at stated interest rates. Bankers' acceptances are negotiable time drafts drawn on commercial banks usually in connection with international transactions.

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Bank and thrift obligations in which the portfolio invests may be, but are not required to be, issued by institutions that are insured by the Federal Deposit Insurance Corporation (the "FDIC"). Bank and thrift institutions organized under Federal law are supervised and examined by Federal authorities and are required to be insured by the FDIC. Institutions organized under state law are supervised and examined by state banking authorities but are insured by the FDIC only if they so elect. State institutions insured by the FDIC are subject to Federal examination and to a substantial body of Federal law regulation. As a result of Federal and state laws and regulations, Federally insured bank and thrift institutions are, among other things, generally required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of domestic banks and of United Kingdom branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks and United Kingdom branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank. Certificates of deposit issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed by that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (i) pledge to the regulator, by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (ii) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC.

A portfolio may purchase obligations, or all or a portion of a package of obligations, of smaller institutions that are Federally insured, provided the obligation of any single institution does not exceed the Federal insurance coverage of the obligation, presently $100,000.

INVESTMENTS IN THE REAL ESTATE INDUSTRY AND REAL ESTATE INVESTMENT TRUSTS ("REITS")

REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or hybrid REITs.

Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs invest their assets in both real property and mortgages. REITs are not taxed on income distributed to policyowners provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code").

RISK FACTORS

Investments in the real estate industry are subject to risks associated with direct investment in real estate. Such risks include, but are not limited to: declining real estate values; risks related to general and local economic conditions; over-building; increased competition for assets in local and regional markets; changes in zoning laws; difficulties in completing construction; changes in real estate value and property taxes; increases in operating expenses or interest rates; changes in neighborhood values or the appeal of properties to tenants; insufficient levels of occupancy; and inadequate rents to cover operating expenses. The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and governmental regulations (including taxes) and social and economic trends.

REITs also may subject a portfolio to certain risks associated with the direct ownership of real estate. As described above, these risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, liability to third parties for damages resulting from,

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environmental problems, casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Investing in REITs involves certain unique risks, in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs (especially mortgage REITs) are also subject to interest rate risk. (See "Debt Securities and Fixed-Income Investing" below.

VARIABLE RATE MASTER DEMAND NOTES

Variable rate master demand notes are unsecured commercial paper instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Because variable rate master demand notes are direct lending arrangements between a portfolio and the issuer, they are not normally traded.

Although no active secondary market may exist for these notes, a portfolio may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy a sub-adviser that the ratings are within the two highest ratings of commercial paper.

In addition, when purchasing variable rate master demand notes, a sub-adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand.

RISK FACTORS

In the event an issuer of a variable rate master demand note defaulted on its payment obligations, a portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

DEBT SECURITIES AND FIXED-INCOME INVESTING

Debt securities include securities such as corporate bonds and debentures; commercial paper; trust preferreds, debt securities issued by the U.S. Government, its agencies and instrumentalities; or foreign governments; asset-backed securities; CMOs; zero coupon bonds; floating rate, inverse floating rate and index obligations; "strips"; structured notes; pay-in-kind and step securities.

Fixed-income investing is the purchase of a debt security that maintains a level of income that does not change. For instance, bonds paying interest at a specified rate that does not change are fixed-income securities. When a debt security is purchased, the portfolio owns "debt" and becomes a creditor to the company or government.

Fixed-income securities generally include short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, or preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period of time. A portfolio may vary the average maturity of its portfolio of debt securities based on the sub-adviser's analysis of interest rate trends and factors.

Bonds rated Baa by Moody's or BBB by S&P are considered medium grade obligations i.e., they are neither highly protected nor poorly secured. Interest payment prospects and principal security for such bonds appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics. (See Appendix B for a description of debt securities ratings.)

RISK FACTORS

Investments in debt securities are generally subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. Market risk relates to the fact that the market values of the debt securities in which the portfolio invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market value of debt securities, whereas a decline in interest rates will tend to increase their value.

Generally, shorter-term securities are less sensitive to interest rate changes, but longer-term securities offer higher yields. A portfolio's share price and yield will also depend, in part, on the quality of its investments in debt securities.

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Such securities may be affected by changes in the creditworthiness of the issuer of the security. The extent that such changes are reflected in the portfolio's share price will depend upon the extent of the portfolio's investment in such securities.

STRUCTURED NOTES

The values of the structured notes in which a portfolio may invest are linked to equity securities or equity indices ("reference instruments"). These instruments differ from other types of debt securities in several respects. The interest rate or principal amount payable at maturity may vary based on changes in the equity security or index. A structured note may be positively or negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

RISK FACTORS

Investments in structured notes involve certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Further, in the case of certain structured notes, a decline in the reference instrument may cause the interest rate to be reduced to zero; and any further declines in the reference instrument may then reduce the principal amount payable on maturity. Finally, these securities may be less liquid than other types of securities, and may be more volatile than their underlying reference instruments.

HIGH-YIELD/HIGH-RISK SECURITIES

High-yield/high-risk securities (or "junk bonds") are debt securities rated below investment grade by the primary rating agencies (such as S&P and Moody's). (See Appendix B for a description of debt securities rating.)

RISK FACTORS

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower rated securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investment.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged.

In the event of a default, a portfolio would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

The market for lower quality securities is generally less liquid than the market for higher quality bonds. Adverse publicity and investor perceptions, as well as new or proposed laws, may also have a greater negative impact on the market for lower quality securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market as higher quality securities.

TRADE CLAIMS

Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty. Trade claims offer the potential for profits since they are often purchased at a significant discount from face value and, consequently, may generate capital appreciation in the event that the market value of the claim increases as the debtor's financial position improves or the claim is paid.

RISK FACTORS

An investment in trade claims is speculative and carries a high degree of risk. Trade claims are illiquid securities that generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

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COLLATERALIZED MORTGAGE OBLIGATIONS

Collateralized mortgage obligations ("CMOs"), which are debt obligations collateralized by mortgage loans or mortgage pass-through securities, provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs frequently elect to be taxed as a pass-through entity known as real estate mortgage investment conduits. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes. Generally, CMOs are issued or guaranteed by the U.S. government or its agencies or instrumentalities or maybe collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality. Certain CMOs in which a Portfolio may invest are not guaranteed by the U.S. government or its agencies or instrumentalities.

COLLATERALIZED DEBT OBLIGATIONS

A portfolio may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high-risk, below-investment-grade, fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a portfolio as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and a portfolio's prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

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INTEREST RATE TRANSACTIONS

Subject to its investment restrictions and strategies, a portfolio may enter into interest rate swaps and the purchase or sale of related caps and floors. A portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date. A portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the portfolio may be obligated to pay. Interest rate swaps involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

A portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps and floors are entered into for good faith hedging purposes, the investment advisers to the portfolios and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A portfolio will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by Standard & Poor's or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the investment adviser. For a description of the NRSROs and their ratings, see the Appendix. If there is a default by the counterparty, a portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.

MUNICIPAL FIXED-INCOME SECURITIES

Subject to its investment restrictions and strategies, a portfolio may invest in municipal bonds of any state, territory or possession of the United States ("U.S."), including the District of Columbia. The portfolio may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works.

Interest payments received by holders of these securities are generally tax-free. Municipal bonds may also be issued to refinance public debt.

Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

A portfolio may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by Standard & Poor's, Moody's and Fitch IBCA, Inc. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the portfolio, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the

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portfolio. Neither event would require the portfolio to sell the bond, but the portfolio's investment adviser would consider such events in determining whether the portfolio should continue to hold it.

The ability of the portfolio to achieve its investment objective depends upon the continuing ability of the issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Portfolio's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the portfolio's investment adviser may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the portfolio.

From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the portfolio. If such legislation were passed, the Fund's Board of Directors may recommend changes in the portfolio's investment objectives and policies.

NON-MORTGAGE ASSET-BACKED SECURITIES

Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.

Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less.

The purchase of non-mortgage asset-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the cardholder.

PASSIVE FOREIGN INVESTMENT COMPANIES

A portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Portfolio held its investment. In addition, the Portfolio may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and interest, the portfolio intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The portfolio will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.

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PREFERRED STOCKS

A portfolio may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped Mortgage-Backed Securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed; and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

MANAGEMENT OF THE FUND DIRECTORS AND OFFICERS


The Fund is governed by a Board of Directors. Subject to the supervision of the Board of Directors, the assets of the portfolio are managed by an investment adviser and sub-adviser, and by portfolio managers. The Board of Directors is responsible for managing the business and affairs of the Fund and oversees the operation of the Fund by its officers. It also reviews the management of the portfolios' assets by the investment adviser and sub-adviser. Information about the Directors and Officers of the Fund is as follows:


                                               TERM OF                                             NUMBER OF
                                                OFFICE                                           PORTFOLIOS IN
                               POSITION(s)    AND LENGTH                                            COMPLEX
                                HELD WITH      OF TIME            PRINCIPAL OCCUPATION(s)         OVERSEEN BY    OTHER DIRECTORSHIPS
    NAME, ADDRESS AND AGE         FUND*         SERVED              DURING PAST 5 YEARS            DIRECTOR       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                      INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
** John R. Kenney              Chairman,     From 1986 to   Chairman, Director & Co-CEO, Great         89              N/A
   570 Carillon Parkway        Director      present        Companies, L.L.C.; Manager,
   St. Petersburg, FL 33716                                 Transamerica Investment
   (DOB 2/8/38)                                             Management, LLC (TIM); Trustee &
                                                            Chairman, IDEX; Director &
                                                            Chairman, TIS; Manager & Chairman,
                                                            Fund B.
** Larry N. Norman             Director      From 2002 to   President & Chairman, Transamerica         90              N/A
   4333 Edgewood Road NE                     present        Life Insurance Company; Trustee,
   Cedar Rapids, IA 52499                                   IDEX; Director, ATFA, ATIS, ATFS,
   (DOB 1/8/53)                                             TIS & TIF; Manager, Fund B;
                                                            President, AFSG Securities Corp.
                                                            (AFSG).
------------------------------------------------------------------------------------------------------------------------------------
                                                      INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Peter R. Brown                 Vice          From 1986 to   Chairman of the Board, Peter Brown         90              N/A
11180 6th Street East          Chairman,     present        Construction Company (1963- 2000);
Treasure Island, FL            Director                     Vice Chairman  & Trustee, IDEX;
33706                                                       Vice Chairman & Director, TIS &
(DOB 5/10/28)                                               TIF; Vice Chairman & Manager, Fund
                                                            B; Rear Admiral (Ret.) U.S. Navy
                                                            Reserve, Civil Engineer Corps.

Charles C. Harris              Director      From 1986 to   Trustee, IDEX; Director TIS;               89              N/A
35 Winston Drive                             present        Manager, Fund B.
Clearwater, FL 33756
(DOB 1/15/30)

Russell A. Kimball, Jr.        Director      From 1986 to   Trustee, IDEX; Director, TIS;              89              N/A
1160 Gulf Boulevard                          present        Manager, Fund B; General Manager,
Clearwater Beach, FL                                        Sheraton Sand Key Resort (1975 -
34630                                                       present).
(DOB 8/17/44)

William W. Short, Jr.          Director      From 2000 to   Trustee, IDEX; Director, TIS;              89              N/A
6911 Bryan Dairy Rd.                         present        Manager, Fund B; Retired Corporate
Largo, FL 33777                                             CEO & Chairman of the Board.
(DOB 2/25/36)

Daniel Calabria                Director      From 2001 to   Trustee, IDEX; Director, TIS;              89              N/A
7068 S. Shore Drive S.                       present        Manager, Fund B; Trustee
South Pasadena, FL                                          (1993-present) & President
33707                                                       (1993-1995), Florida Tax Free Funds.
(DOB 3/05/36)

                                               TERM OF                                             NUMBER OF
                                                OFFICE                                           PORTFOLIOS IN
                               POSITION(s)    AND LENGTH                                            COMPLEX
                                HELD WITH      OF TIME            PRINCIPAL OCCUPATION(s)         OVERSEEN BY    OTHER DIRECTORSHIPS
    NAME, ADDRESS AND AGE         FUND*         SERVED              DURING PAST 5 YEARS            DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Janice B. Case                 Director      From 2001 to   Trustee; IDEX; Director, TIS;              89              N/A
205 Palm Island NW                           present        Manager, Fund B; Senior Vice
Clearwater, FL 33767                                        President (1996-2000), Vice
(DOB 9/27/52)                                               President (1990-1996), Director of
                                                            Customer Service & Marketing
                                                            (1987-1990), Florida Power
                                                            Corporation; Director, Central
                                                            Vermont Public Service Co. (Audit
                                                            Committee); Director, Western
                                                            Electricity Coordinating Council
                                                            (Chairman, Human Resources and
                                                            Compensation Committee)

Leo J. Hill                    Director      From 2001 to   Trustee, IDEX; Director, TIS;              89              N/A
2201 N. Main St.                             present        Manager, Fund B; Owner & President,
Gainesville, FL 32609                                       Prestige Automotive Group (2001 -
(DOB 3/27/56)                                               present); Market President
                                                            (1997-1998), NationsBank; President
                                                            & CEO (1994-1998), Barnett Bank of
                                                            the Treasure Coast, FL

* Each Director holds office for an indefinite term until the earlier of (1) the next meeting of shareholders at which Directors are elected and until his or her successor is elected and qualified, or (2) a Director resigns or his or her term as a Director is terminated in accordance with the applicable Company's by-laws. The executive officers are elected and appointed by the Directors and hold office until they resign, are removed or are otherwise disqualified to serve.

** May be deemed as "interested person" of the Fund as defined in the 1940 Act due to employment with an affiliate of ATFA.

OFFICERS*

                                                      TERM OF                 PRINCIPAL OCCUPATION(s) OR
NAME, AGE AND ADDRESS    POSITION HELD WITH FUND      OFFICE                 EMPLOYMENT DURING PAST 5 YEARS
---------------------    -----------------------    ----------    ------------------------------------------------------
Brian C. Scott              President & Chief       From 2002     President & Chief Executive Officer, IDEX, Fund B &
(DOB 1/19/44)               Executive Officer       to present    TIS; President, TIF; Director, President & CEO,
                                                                  Endeavor Management Co. (2001-2002); Manager, TIM;
                                                                  President, Director & Chief Executive Officer, ATFA,
                                                                  ATIS & ATFS; Chief Marketing Director, AUSA Financial
                                                                  Markets.

John K. Carter              Senior Vice             From 1999     General Counsel, Sr. Vice President & Secretary, IDEX,
(DOB 4/24/61)               President, General      to present    Fund B & TIS; Vice President & Secretary, TIF; Vice
                            Counsel &                             President & Sr. Counsel, Western Reserve Life
                            Secretary                             Assurance Co. of Ohio (WRL); Director, General
                                                                  Counsel, Sr. Vice President & Secretary, ATFA, ATIS &
                                                                  ATFS; Vice President, AFSG; Vice President & Counsel
                                                                  (1997-1999), Salomon Smith Barney; Assistant Vice
                                                                  President, Associate Corporate Counsel & Trust Officer
                                                                  (1993-1997), Franklin Templeton Mutual Funds.


Kim D. Day                 Vice President,          From 2003     Vice President, Treasurer & Principal Financial
(DOB 8/2/55)               Treasurer                to present    Officer, IDEX, TIS & Fund B; Vice President &
                           & Principal                            Treasurer, ATFS, ATFA & ATIS; Asst. Vice President,
                           Financial Officer                      WRL.

William T. Davis           Vice President,          From 2001     Vice President, WRL; Vice President, Investment
(DOB 10/24/51)             Investment Manager       to present    Manager Oversight and Relations, IDEX, TIS & Fund B;
                           Oversight & Relations                  Vice President, ATFA


* The business address of each officer is 570 Carillon Parkway, St. Petersburg, FL 33716. No officer of the Fund receives any compensation paid by the Fund.

COMMITTEES OF THE BOARD


The Directors are responsible for major decisions relating to the portfolio's objective, policies and techniques. They review investment decisions, although they do not actively participate on a regular basis in making such decisions. The Board of Directors has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Valuation Committee, Compensation Committee and Executive Committee.


The Nominating Committee will consider nominees for independent directors as recommended by shareholders. Recommendations should be submitted to the Committee in care of the Fund's Secretary and must be received by December 31, 2003.

                                                                                           NO. OF MEETINGS HELD
 COMMITTEE                   FUNCTIONS                            MEMBERS                 DURING LAST FISCAL YEAR
------------   -------------------------------------   --------------------------------   -----------------------
Audit          Review the financial reporting          Peter R. Brown, Chairman;                    3
               process, the system of internal         Charles C. Harris; Leo J. Hill;
               control, the audit process, and the     Russell A. Kimball, Jr.; Daniel
               ATSF process for monitoring             Calabria and William W. Short,
               compliance with investment              Jr.
               restrictions and applicable laws and
               the ATSF Code of Ethics.

Nominating     Nominates and evaluates independent     Peter R. Brown, Chairman;                    0
               Director candidates.                    Daniel Calabria; Charles C.
                                                       Harris; Russell A. Kimball,
                                                       Jr.; and William W. Short, Jr.

Compensation   Reviews compensation arrangements for   Peter R. Brown; Daniel                       1
               each Director.                          Calabria; Russell A. Kimball,
                                                       Jr.; Janice B. Case; Charles C.
                                                       Harris; Leo J. Hill; & William
                                                       W. Short, Jr.

Valuation      Determines the value of any of the      Certain officers of ATSF and                15
               portfolio's securities and assets for   ATFA, who serve at the pleasure
               which market quotations are not         of the Board of Directors
               readily available or for which
               valuation cannot otherwise be
               provided.

Executive      Perform all functions as those          Peter R. Brown; Daniel                       2
               performed by the Board of Directors,    Calabria; & William W. Short,
               except as set forth in the Fund's       Jr.
               Articles of Incorporation.


DIRECTOR OWNERSHIP OF EQUITY SECURITIES

The Directors of the Fund did not beneficially own shares of any portfolio of the Fund, except as set forth in the following table:

                                              DOLLAR RANGE OF         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                          EQUITY SECURITIES IN THE       REGISTERED INVESTMENT COMPANIES OVERSEEN BY
            NAME OF DIRECTOR                    PORTFOLIOS*              DIRECTOR IN FAMILY OF INVESTMENT COMPANIES
--------------------------------------    ------------------------    --------------------------------------------------
Peter R. Brown........................              N/A                               $50,001-$100,000
Daniel Calabria.......................              N/A                               $10,000-$50,000
Janice B. Case........................              N/A                               $$10,000-$50,000
Charles C. Harris.....................              N/A                               $10,000-$50,000
John R. Kenney**......................              N/A                                Over $100,000
Leo J. Hill...........................              N/A                                Over $100,000
Russell A. Kimball, Jr. ..............              N/A                                Over $100,000
Larry N. Norman**.....................              N/A                                  $1-$10,000
William W. Short, Jr. ................              N/A                                Over $100,000

 *   As of December 31, 2002.

** Interested Directors as defined in the 1940 Act due to employment with an ATFA affiliate.

CONFLICTS OF INTEREST


The following table sets forth information about securities owned beneficially or of record by each Independent Director or members of his or her immediate family representing interests in the Investment Adviser, Sub-Adviser or Distributor of the Fund, or any person controlling, controlled by or under common control with such persons. For this purpose, "immediate family member" includes the Director's spouse, children residing in the Director's household and dependents of the Director.


                                NAME OF OWNERS AND                        TITLE OF      VALUE OF      PERCENT OF
   NAME OF DIRECTOR         RELATIONSHIPS TO DIRECTOR       COMPANY        CLASS       SECURITIES*      CLASS
-----------------------    ---------------------------    ------------    --------    ------------    ----------
Peter R. Brown             Marina D. Brown, Spouse        IDEX**              A         $1-$10,000          0
Charles C. Harris          N/A                            N/A                N/A            N/A            N/A
Russell A. Kimball, Jr.    Martha A. Kimball, Spouse      IDEX**              A             $0              0
William W. Short, Jr.      Joyce J. Short, Spouse         IDEX**              A         $1-$10,000          0
Daniel Calabria            N/A                            IDEX**              A             N/A             0
Janice B. Case             N/A                            N/A                N/A            N/A            N/A
Leo J. Hill                N/A                            N/A                N/A            N/A            N/A

*    As of December 31, 2002.

**   IDEX is an affiliate of ATSF, ATFA and AFSG.

-----------------------------------------------------------------------------------------------------------------------
                                                  COMPENSATION TABLE
-----------------------------------------------------------------------------------------------------------------------
                                                               PENSION OR                                 TOTAL
                                                               RETIREMENT                              COMPENSATION
                                            AGGREGATE       BENEFITS ACCRUED    ESTIMATED ANNUAL       FROM FUND AND
           NAME OF PERSON,                COMPENSATION      AS PART OF FUND      BENEFITS UPON         FUND COMPLEX
              POSITION                    FROM FUND(1)        EXPENSES(2)         RETIREMENT        PAID TO DIRECTOR(3)
-----------------------------------------------------------------------------------------------------------------------
Peter R. Brown, Director
Vice Chairman                              $71,000                  --                N/A                $125,625
-----------------------------------------------------------------------------------------------------------------------
Daniel Calabria, Director                  $63,500             $54,375                N/A                $108,375
-----------------------------------------------------------------------------------------------------------------------
Charles C. Harris, Director                $74,000             $17,100                N/A                $129,625
-----------------------------------------------------------------------------------------------------------------------
William W. Short, Jr., Director            $74,000                  --                N/A                $129,625
-----------------------------------------------------------------------------------------------------------------------
Janice B. Case, Director                   $66,000                  --                N/A                $113,875
-----------------------------------------------------------------------------------------------------------------------
Russell A. Kimball, Jr., Director          $74,000             $94,500                N/A                $119,125
-----------------------------------------------------------------------------------------------------------------------
Leo J. Hill, Director                      $67,500             $70,700                N/A                $103,375
-----------------------------------------------------------------------------------------------------------------------

(1) Of this aggregate compensation, the total amounts deferred (including earnings) and accrued for the benefit of the participating Directors for the year ended December 31, 2002 were as follows: Peter Brown $438; Daniel Calabria $54,396; Charles Harris $17,100; William Short $-0-; Janice Case $-0-; Russell Kimball $95,126; and Leo Hill $71,001.

(2)  The plan became effective January 1, 1996.

(3) A fund complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, that have a common investment adviser or that have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

Commencing on January 1, 1996, a non-qualified deferred compensation plan (the "Plan") became available to directors who are not interested persons of the Fund. Under the Plan, compensation may be deferred that would otherwise be payable by the Fund, or IDEX Mutual Funds to a disinterested Director or Trustee on a current basis for services rendered as director. Deferred compensation amounts will accumulate based on the value of Class A shares of a portfolio of IDEX Mutual Funds (without imposition of sales charge), as elected by the Director. As of December 31, 2002, the Directors and officers of the Fund beneficially owned in the aggregate less than 1% of the Fund's shares through ownership of policies and annuity contracts indirectly invested in the Fund.

CODE OF ETHICS


The Fund, ATFA, and AFSG have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. See "Personal Securities Transactions" below.

PROXY VOTING POLICIES AND PROCEDURES

ATSF uses the proxy voting policies and procedures of the sub-advisers to determine how to vote proxies relating to securities held by ATSF (or portion thereof) in its funds. The proxy voting policies and procedures of the portfolio's investment adviser and sub-adviser are attached hereto as Appendix C.

  ATSF PROXY VOTING POLICIES AND PROCEDURES - ADOPTED EFFECTIVE JUNE 10, 2003.

I.       STATEMENT OF PRINCIPLE

ATSF seeks to assure that proxies received by the portfolio are voted in the best interests of the portfolio's stockholders and have accordingly adopted these procedures.

II.      DELEGATION OF PROXY VOTING/ADOPTION OF ADVISER AND SUB-ADVISER POLICIES

The portfolio delegates the authority to vote proxies related to portfolio securities to AEGON/Transamerica Fund Advisers, Inc. (the "Adviser"), as investment adviser to ATSF, which in turn delegates proxy voting authority for most portfolios of ATSF to the sub-adviser retained to provide day-to-day portfolio management for that portfolio. The Board of Directors of ATSF adopts the proxy voting policies and procedures of the adviser and sub-advisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of ATSF.

III.     PROXY COMMITTEE

The Board of Directors of ATSF has appointed a committee of the Board (the "Proxy Committee") for the purpose of providing the funds' consent to vote in matters where the adviser or sub-adviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons. The Proxy Committee also may review the adviser's and each sub-adviser's proxy voting policies and procedures in lieu of submission of the policies and procedures to the entire Board for approval.

IV.      ANNUAL REVIEW OF PROXY VOTING POLICIES OF ADVISER AND SUB-ADVISERS

The Board of Directors of ATSF or the Proxy Committee of ATSF will review on an annual basis the proxy voting policies of the adviser and sub-advisers applicable to ATSF.



THE INVESTMENT ADVISER

The information that follows supplements the information provided about the investment adviser under the caption "Management of the Fund -- Investment Adviser" in the prospectus.

ATFA, located at 570 Carillon Parkway, St. Petersburg, FL 33716, serves as the investment adviser to each portfolio of the Fund pursuant to an Investment Advisory Agreement dated January 1, 1997, as amended, with the Fund. ATFA is directly owned by Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA Holding Company (22%) ("AUSA"), both of which are indirect wholly-owned subsidiaries of AEGON N.V. AUSA is wholly-owned by Transamerica Holding Company, which is wholly-owned by AEGON USA, Inc., a financial services holding company located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AEGON USA, Inc. is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group.

INVESTMENT ADVISER COMPENSATION


The Investment Advisory Agreement was approved by the Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund (as defined in the 1940 Act) on October 3, 1996 and by the shareholders of each portfolio of the Fund on December 16, 1996 (portfolios that commenced operations prior to that date) (and on the date of commencement of operations of each portfolio subsequent to that date). The Investment Advisory Agreement provides that it will continue in effect from year to year thereafter, if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of each portfolio, and (b) by a majority of the Directors who are not parties to such contract or "interested persons" of any such party. The Investment Advisory Agreement may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of the portfolio and terminates automatically in the event of its assignment (within the meaning of the 1940 Act).


While the investment adviser is at all times subject to the direction of the Board of Directors of the Fund, the Investment Advisory Agreement provides that the investment adviser, subject to review by the Board of Directors, is responsible for the actual management of the Fund and has responsibility for making decisions to buy, sell or hold any particular security. The investment adviser also is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Investment Advisory Agreement.

PAYMENT OF EXPENSES. Under the terms of the Investment Advisory Agreement, the investment adviser is responsible for providing investment advisory services and furnishing office space for officers and employees of the investment adviser connected with investment management of the portfolio.

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS. The Board, including a majority of the directors who are not parties to such agreements or interested persons of any such party (as defined in the Investment Company Act of 1940) (the "Independent Directors"), considered whether to approve the Fund's investment advisory and sub-advisory agreements, with the assistance of independent counsel to the Independent Directors. The Board considered the advisory fee structure of each of the portfolios in light of a variety of factors, including (a) the nature and quality of services provided to the Fund, its portfolios, and their respective shareholders; (b) the investment adviser's costs in providing those services; (c) the economies of scale, if any, realized by the investment adviser; (d) the advisory fees compared to other similar mutual funds; and (e) other benefits derived in connection with the investment adviser's (or sub-adviser's) relationship with the Fund.

As part of its consideration of the quality of services provided to the Fund, portfolios and shareholders by the adviser and sub-advisers, the Board reviewed the relative performance of the portfolio. The Board also reviewed the adviser's profitability with respect to the portfolio and on an aggregate basis, and the Board, including a majority of the independent directors, considered the adviser's profits to be reasonable in relation to the nature, quality, and costs of the adviser's services.

As part of its consideration of economies of scale and advisory fees, the Board also considered the expense ratios of the portfolio and the costs incurred by the adviser as a result of any voluntary expense limitations the adviser has imposed. In comparing the expense ratio of each of the Fund's portfolios to other mutual funds, the Board, including a majority of the Independent Directors, took into account that the expense ratios compared favorably to those of other funds.

THE PORTFOLIO PAYS: all expenses incurred in connection with the formation and organization of a portfolio, including the preparation (and filing, when necessary) of the portfolio's contracts, plans, and documents, conducting meetings of organizers, directors and shareholders; preparing and filing the post-effective amendment to the Fund's registration statement effecting registration of a portfolio and its shares under the 1940 Act and the 1933 Act and all other matters relating to the information and organization of a portfolio and the preparation for offering its shares; expenses in connection with ongoing registration or qualification requirements under Federal and state securities laws; investment advisory fees; pricing costs (including the daily calculations of net asset value); brokerage commissions and all other expenses in connection with execution of portfolio transactions, including interest; all federal, state and local taxes (including stamp, excise, income and franchise taxes) and the preparation and filing of all returns and reports in connection therewith; any compensation, fees, or reimbursements which the Fund pays to its Directors who are not "interested persons," as that phrase is defined in the 1940 Act, of the Fund or ATFA; compensation of the Fund's custodian, administrative and transfer agent, registrar and dividend disbursing agent; legal, accounting and printing expenses; other administrative, clerical, recordkeeping and bookkeeping expenses; auditing fees; certain insurance premiums; services for shareholders (including allocable telephone and personnel expenses); costs of certificates and the expenses of delivering such certificates to the purchaser of shares relating thereto; expenses of local representation in Maryland; fees and/or expenses payable pursuant to any plan of distribution adopted with respect to the Fund in accordance with Rule 12b-1 under the 1940 Act; expenses of shareholders' meetings and of preparing, printing, and distributing notices, proxy statements and reports to shareholders; expenses of preparing and filing reports with federal and state regulatory authorities; all costs and expenses, including fees and disbursements, of counsel and auditors, filing and renewal fees and printing costs in connection with the filing of any required amendments, supplements or renewals of registration statement, qualifications or prospectuses under the 1933 Act and the securities laws of any states or territories, subsequent to the effectiveness of the initial registration statement under the 1933 Act; all costs involved in preparing and printing prospectuses of the Fund; extraordinary expenses; and all other expenses properly payable by the Fund or its portfolios.

SERVICE AGREEMENT. Effective January 1, 1997, as amended, the Fund entered into an Administrative Services and Transfer Agency Agreement ("Services Agreement") with ATFS, an affiliate of ATFA and WRL, to furnish the Fund with administrative services to assist the Fund in carrying out certain of its functions and operations. The Services Agreement was approved by the Fund's Board of Directors, including a majority of Directors who are not "interested persons" of the Fund (as defined in the 1940 Act) on October 3, 1996. Under this Agreement, ATFS shall furnish to the portfolio, subject to the overall supervision of the Fund's Board, supervisory, administrative, and transfer agency services, including recordkeeping and reporting. ATFS is reimbursed by the Fund monthly on a cost-incurred basis.

THE SUB-ADVISER

The sub-adviser serves, pursuant to a Sub-Advisory Agreement between ATFA and such sub-adviser, on behalf of the portfolio. The Sub-Advisory Agreement was approved by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund (as defined in the 1940
Act) on June 10, 2003 and by the shareholders of the portfolio of the Fund on the commencement of operations date of the portfolio. The Sub-Advisory Agreement provides that it will continue in effect if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the portfolio and (b) by a majority of the Directors who are not parties to such Agreements or "interested persons" (as defined in the 1940 Act) of any such party. The Sub-Advisory Agreement may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of the portfolio and terminate automatically in the event of its assignment (within the meaning of the 1940 Act) or termination of the Investment Advisory Agreement. The agreement may also be terminated under the term of an Exemptive Order granted by the SEC under section 6(c) of the 1940 Act from section 15(a) and rule 18f-2 under the 1940 Act (Release #23379).

Pursuant to the Sub-Advisory Agreement, the sub-adviser provides investment advisory assistance and portfolio management advice to the investment adviser for its portfolio. Subject to review by the investment adviser and the Board of Directors of the Fund, the sub-adviser is responsible for the actual management of its portfolio and for making decisions to buy, sell or hold a particular security. The sub-adviser bears all of its expenses in connection with the performance of its services under its Sub-Advisory Agreement such as compensating and furnishing office space for their officers and employees connected with investment and economic research, trading and investment management of the portfolio.

The sub-adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

PERSONAL SECURITIES TRANSACTIONS


The Fund permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics and Insider Trading Policy ("Ethics Policy") that has been adopted by the Fund's Board. Access Persons are required to follow the guidelines established by this Ethics Policy in connection with all personal securities transactions and are subject to certain prohibitions on personal trading. The portfolio's sub-adviser, pursuant to Rule 17j-1 and other applicable laws, and pursuant to the terms of the Ethics Policy, must adopt and enforce its own Code of Ethics and Insider Trading Policies appropriate to their operations. The Board is required to review and approve the Code of Ethics for the sub-adviser. The sub-adviser is also required to report to the Fund's Board on a quarterly basis with respect to the administration and enforcement of such Ethics Policy, including any violations thereof which may potentially affect the Fund.


ADMINISTRATIVE AND TRANSFER AGENCY SERVICES


Effective January 1, 1997, as amended, the Fund entered into an Administrative Services and Transfer Agency Agreement with ATFS, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, an affiliate of ATFA, to furnish the Fund with administrative services to assist the Fund in carrying out certain of its functions and operations. Under this Agreement, ATFS shall furnish to the portfolio, subject to the overall supervision of the Fund's Board, supervisory, administrative, and transfer agency services, including recordkeeping and reporting. ATFS is reimbursed by the Fund monthly on a cost incurred basis.


PORTFOLIO TURNOVER

A portfolio turnover rate is, in general, the percentage calculated by taking the lesser of purchases or sales of portfolio securities (excluding certain short-term securities) for a year and dividing it by the monthly average of the market value of such securities held during the year.

Changes in security holdings are made by a portfolio's sub-adviser when it is deemed necessary. Such changes may result from: liquidity needs; securities having reached a price or yield objective; anticipated changes in interest rates or the credit standing of an issuer; or developments not foreseen at the time of the investment decision.

A sub-adviser may engage in a significant number of short-term transactions if such investing serves a portfolio's objective. The rate of portfolio turnover will not be a limiting factor when such short-term investing is considered appropriate. Increased turnover results in higher brokerage costs or mark-up charges for a portfolio; these charges are ultimately borne by the policyowners.

In computing the portfolio turnover rate for a portfolio, securities whose maturities or expiration dates at the time of acquisition are one year or less are excluded. Subject to this exclusion, the turnover rate for a portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average of portfolio securities owned by the portfolio during the fiscal year.


There are no fixed limitations regarding the portfolio turnover rates of the portfolio. Portfolio turnover rates are expected to fluctuate under constantly changing economic conditions and market circumstances. Higher turnover rates tend to result in higher brokerage fees. Securities initially satisfying the basic policies and objective of the portfolio may be disposed of when they are no longer deemed suitable.

PLACEMENT OF PORTFOLIO BROKERAGE

Subject to policies established by the Board of Directors of the Fund, the portfolio's sub-adviser is primarily responsible for placement of a portfolio's securities transactions. In placing orders, it is the policy of a portfolio to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commissions, if any, size of the transaction and difficulty of execution. While the sub-adviser generally will seek reasonably competitive spreads or commissions, a portfolio will not necessarily be paying the lowest spread or commission available. A portfolio does not have any obligation to deal with any broker, dealer or group of brokers or dealers in the execution of transactions in portfolio securities.


Decisions as to the assignment of portfolio brokerage business for a portfolio and negotiation of its commission rates are made by the sub-adviser, whose policy is to obtain "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. In placing portfolio transactions, the sub-adviser may give consideration to brokers who provide supplemental investment research, in addition to such research obtained for a flat fee, to the sub-adviser, and pay spreads or commissions to such brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction.

In selecting brokers and in negotiating commissions, the sub-adviser considers such factors as: the broker's reliability; the quality of its execution services on a continuing basis; the financial condition of the firm; trade confidentiality including anonymity; and research products and services provided, which include: (i) furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities and (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories) that assist the sub-adviser in carrying out its responsibilities.


Supplemental research obtained through brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by a sub-adviser. The expenses of a sub-adviser will not necessarily be reduced as a result of the receipt of such supplemental information. A sub-adviser may use such research products and services in servicing other accounts in addition to the respective portfolio. If a sub-adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, the sub-adviser will allocate the costs of such service or product accordingly. The portion of the product or service that a sub-adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for the sub-adviser. Conversely, such supplemental information obtained by the placement of business for a sub-adviser will be considered by and may be useful to the sub-adviser in carrying out its obligations to a portfolio.

When a portfolio purchases or sells a security in the OTC market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of the sub-adviser, better prices and executions are likely to be achieved through the use of a broker.

Securities held by a portfolio may also be held by other separate accounts, mutual funds or other accounts for which the investment adviser or sub-adviser serves as an adviser, or held by the investment adviser or sub-adviser for their own accounts. Because of different investment objectives or other factors, a particular security may be bought by the investment adviser or sub-adviser for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for a portfolio or other entities for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the investment adviser or sub-adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when the investment adviser or a sub-adviser deems the purchase or sale of a security to be in the best interests of a portfolio as well as other accounts or companies, it may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the portfolio with those to be sold or purchased for such other accounts or companies in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the sub-adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the portfolio and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a portfolio.


The Board of Directors of the Fund reviews on a quarterly basis the brokerage placement practices of the sub-adviser on behalf of the portfolio, and reviews the prices and commissions, if any, paid by the portfolio to determine if they were reasonable.


DIRECTED BROKERAGE

A sub-adviser to a portfolio, to the extent consistent with the best execution and with ATFA's usual commission rate policies and practices, may place portfolio transaction of the portfolio with broker/dealers with which the fund has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the portfolio transactions to the payment of operating expenses that would otherwise be borne by the portfolio.

Under the Directed Brokerage Program, the commissions paid by a fund shall be applied to the payment only of expenses that would otherwise be borne by the portfolio paying the commission. In no event will commissions paid by a portfolio be used to pay expenses that would otherwise be borne by any other portfolio in the fund complex, or by any other party. In the case of any portfolio that is the subject of a contractual expense reduction arrangement with ATFA (or a comparable agreement with any "affiliate" of ATFA or the Fund, as such term is defined in the 1940 Act) pursuant to which ATFA (or affiliate) has agreed to waive amounts otherwise payable by the portfolio to ATFA (or affiliate), any amount of commissions used to pay the portfolio's operating expenses shall not reduce the amounts of expenses borne by ATFA (or affiliate) under the expense reduction arrangement, but shall instead be used solely to reduce expenses borne by the portfolio to a lower level than the portfolio would have borne after giving full effect to the expense reduction arrangement.

DETERMINATION OF OFFERING PRICE


Shares of the portfolio are currently sold only to the separate accounts to fund the benefits under the policies and the annuity contracts. The portfolio may, in the future, offer its shares to other insurance company separate accounts. The separate accounts invest in shares of a portfolio in accordance with the allocation instructions received from holders of the policies and the annuity contracts. Such allocation rights are further described in the prospectuses and disclosure documents for the policies and the annuity contracts. Shares of the portfolio are sold and redeemed at their respective net asset values as described in the prospectus.


NET ASSET VALUATION


As stated in the prospectus, the net asset value of the portfolio's shares is ordinarily determined, once daily, as of the close of the regular session of business on the New York Stock Exchange ("Exchange") (usually 4:00 p.m., Eastern
Time) on each day the Exchange is open. (Currently the Exchange is closed on New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.) The per share net asset value of a portfolio is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. In determining net asset value, securities listed on the national securities exchanges and traded on the NASDAQ National Market are valued at the closing prices on such markets, or if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the Exchange. Other securities for which quotations are not readily available are valued at fair values as determined in good faith by a portfolio's investment adviser under the supervision of the Fund's Board of Directors. Money market instruments maturing in 60 days or less are valued on the amortized cost basis. Values of gold bullion held by a portfolio are based upon daily quotes provided by banks or brokers dealing in such commodities.


PERFORMANCE INFORMATION

The prospectus contains a brief description of how performance is calculated. The following sections describe how performance data is calculated in greater detail.

TOTAL RETURN


Total return quotations for the portfolio are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following equation:


                                 P (1+T)n = ERV

             Where:        P =  a hypothetical initial payment of $1,000
                           T =  average annual total return
                           n =  number of years
                         ERV = ending redeemable value (at the end of the applicable period of a hypothetical
                                $1,000 payment made at the beginning of
                                the applicable period)

The total return quotation calculations for a portfolio reflect the deduction of a proportionate share of the portfolio's investment advisory fee and portfolio expenses and assume that all dividends and capital gains during the period are reinvested in the portfolio when made. The calculations also assume a complete redemption as of the end of the particular period.

Total return quotation calculations do not reflect charges or deductions against the Series Life Account or the Series Annuity Account or charges and deductions against the policies or the annuity contracts. Accordingly, these rates of return do not illustrate how actual investment performance will affect benefits under the policies or the annuity contracts. Where relevant, the prospectuses for the policies and the annuity contracts contain performance information about these products. Moreover, these rates of return are not an estimate, projection or guarantee of future performance. Additional information regarding the investment performance of the portfolio appears in the prospectus.


YIELD QUOTATIONS


The yield quotations for a portfolio are based on a specific thirty-day period and are computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last date of the period, according to the following formula:


                     YIELD = 2 x {((a - b)/(c x d)+1)(6-1)}

         Where:  a =   Dividends and interest earned during the period by the
                       portfolio
                 b =   Expenses accrued for the period (net of reimbursement)
                 c =   The average daily number of shares outstanding during the
                       period that were entitled to receive dividends
                 d =   The maximum offering price per share on the last day of
                       the period





TAXES

Shares of the portfolios are offered only to the Separate Accounts that fund the policies and annuity contracts. See the respective prospectuses for the policies and annuity contracts for a discussion of the special taxation of insurance companies with respect to the Separate Accounts and of the policies, the annuity contracts and the holders thereof.


The portfolio has either qualified, and expects to continue to qualify, or will qualify in its initial year, and thereafter will continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, a portfolio must distribute to its stockholders (i.e., Separate Accounts) for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements.

These requirements include the following: (1) the portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other
RICs) of any one issuer. If the portfolio qualifies as a regulated investment company and distributes investment company to its shareholders substantially all of its investment company net income and net capital gains, then it should have little or no income taxable to it under the Code.

As noted in the prospectus, the portfolio must, and intends to, comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of the portfolio's assets that may be represented by any single investment (which generally includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.


If a portfolio fails to qualify as a regulated investment company, the portfolio will be subject to federal corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders), and distributions to its shareholders will constitute ordinary income to the extent of such portfolio's available earnings and profits. In addition, if a portfolio fails to qualify as a registered investment company or fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance and annuity contracts which have invested in the portfolio could be currently taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Policies or the Annuity Contracts.

A portfolio will not be subject to the 4% Federal excise tax imposed on RICs that do not distribute substantially all their income and gains each calendar year because that tax does not apply to a RIC, like the portfolio, whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity contracts and/or variable life insurance policies.

If a portfolio acquires or is deemed to have acquired debt obligations that were issued originally at a discount or that otherwise are treated under applicable tax rules as having original issue discount (including certain "payment-in-kind" instruments ("PIKs"), zero coupon securities, or deferred interest securities), it must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by it in the same taxable year. Any amount accrued as original issue discount will be included in a portfolio's investment company taxable income for the year of accrual and may have to be distributed to the shareholders in order to satisfy the Distribution Requirement even though the portfolio has not received any cash representing such income. As a result, a portfolio may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the Distribution Requirement.


The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the portfolio. Income from the disposition of foreign currencies, and income from transactions in options, futures, and forward contracts derived by a portfolio with respect to its business of investing in securities or foreign currencies, generally will qualify as permissible income under the Income Requirement.


FOREIGN INVESTMENTS -- portfolios investing in foreign securities or currencies (which may include may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Holders of policies and annuity contracts investing in such portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes.

If a portfolio acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties, or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), that portfolio could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the portfolio is timely distributed to its shareholders. The portfolio would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in such portfolios ultimately would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable portfolio to recognize taxable income or gain without the concurrent receipt of cash. Any portfolio that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.


The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the portfolio and its shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the portfolio's activities, and this discussion and the discussion in the prospectuses and/or statements of additional information for the policies and annuity contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the policies, annuity contracts and the holders thereof.

CAPITAL STOCK OF THE FUND

As described in the prospectus, the portfolio offers one class of shares of common stock.

REGISTRATION STATEMENT

There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the portfolio or such securities, reference is made to the Registration Statement and the exhibits filed as part thereof.

FINANCIAL STATEMENTS

There are no financial statements for the portfolio, as it had not commenced operations at December 31, 2002. The audited financial statements for the Fund for the year ended December 31, 2002 and the report of the Fund's independent certified public accountants are included in the 2002 Annual Report, and are incorporated herein by reference to such report.



INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

PricewaterhouseCoopers LLP, located at 101 East Kennedy Boulevard, Suite 1500, Tampa, Florida 33602, serves as the Fund's independent certified public accountants. The Fund has engaged PricewaterhouseCoopers LLP to examine, in accordance with auditing standards generally accepted in the United States of America, the financial statements of each of the Fund's portfolios.

CUSTODIAN

Investors Bank & Trust Company ("IBT"), located at 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, serves as the Fund's Custodian and Dividend Disbursing Agent. IBT provides comprehensive asset administrative services to the Fund and other members of the financial industry which include: multi-currency accounting; institutional transfer agency services; domestic and global custody; performance measures; foreign exchange; and securities lending and mutual fund administrative services.

                                   APPENDIX A

                       DESCRIPTION OF PORTFOLIO SECURITIES

The following is intended only as a supplement to the information contained in the prospectus and should be read only in conjunction with the prospectus. Terms defined in the prospectus and not defined herein have the same meanings as those in the prospectus.

1. CERTIFICATE OF DEPOSIT.* A certificate of deposit generally is a short-term, interest bearing negotiable certificate issued by a commercial bank or savings and loan association against funds deposited in the issuing institution.

2. EURODOLLAR CERTIFICATE OF DEPOSIT.* A Eurodollar certificate of deposit is a short-term obligation of a foreign subsidiary of a U.S. bank payable in U.S. dollars.

3. FLOATING RATE NOTE.* A floating rate note is debt issued by a corporation or commercial bank that is typically several years in term but whose interest rate is reset every one to six months.

4. INVERSE FLOATING RATE SECURITIES.* Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities.

5. FLOATING RATE OBLIGATIONS.* Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates.

6. TIME DEPOSIT.* A time deposit is a deposit in a commercial bank for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

7. BANKERS' ACCEPTANCE.* A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

8. VARIABLE AMOUNT MASTER DEMAND NOTE.* A variable amount master demand note is a note which fixes a minimum and maximum amount of credit and provides for lending and repayment within those limits at the discretion of the lender. Before investing in any variable amount master demand notes, a portfolio will consider the liquidity of the issuer through periodic credit analysis based upon publicly available information.

9. PREFERRED STOCKS. Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation's earnings and assets. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stock from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

10. CONVERTIBLE SECURITIES. A portfolio may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Such securities normally pay less current income than securities into which they are convertible, and the concomitant risk of loss from declines in those values.

11. COMMERCIAL PAPER.* Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.

12. REPURCHASE AGREEMENT.* A repurchase agreement is an instrument under which a portfolio acquires ownership of a debt security and the seller agrees to repurchase the obligation at a mutually agreed upon time and price. The total amount received on repurchase is calculated to exceed the price paid by the portfolio, reflecting an agreed upon market rate of interest for the period from the time of a portfolio's purchase of the security to the settlement date (i.e., the time of repurchase), and would not necessarily relate to the interest rate on the underlying securities. A portfolio will only enter into repurchase agreements with underlying securities consisting of U.S. Government or government agency securities.

13. REVERSE REPURCHASE AGREEMENT. A reverse repurchase agreement involves the sale of securities held by a portfolio, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. A portfolio will use the proceeds of the reverse repurchase agreements to purchase other money market securities maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. A portfolio will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transactions.

14. ASSET-BACKED SECURITIES. A portfolio may invest in securities backed by automobile receivables and credit card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

15. MORTGAGE-BACKED SECURITIES. A portfolio may purchase mortgage-backed securities issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. Mortgage-backed securities include mortgage pass-through securities, mortgage-backed bonds, and mortgage pay-through securities. A mortgage pass-through security is a pro-rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. Mortgage-backed bonds are general obligations of their issuers, payable out of the issuers' general funds and additionally secured by a first lien on a pool of mortgages. Mortgage pay-through securities exhibit characteristics of both pass-through and mortgage-backed bonds. Mortgage-backed securities also include other debt obligations secured by mortgages on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and a portfolio may invest in them if it is determined they are consistent with the portfolio's investment objective and policies.

16. COLLATERALIZED MORTGAGE OBLIGATIONS. ("CMOs") are pay-through securities collateralized by mortgages or mortgage-backed securities. CMOs are issued in classes and series that have different maturities and interest rates.

17. STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are created when the principal and interest payments of a mortgage-backed security are separated by a U.S. Government agency or a financial institution. The holder of the "principal-only" security receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security receives interest payments from the same underlying security.

The value of mortgage-backed securities may change due to changes in the market's perception of issuers. In addition, the mortgage securities market in general may be adversely affected by regulatory or tax changes. Non-governmental mortgage-backed securities may offer a higher yield than those issued by government entities but also may be subject to greater price change than government securities.

Like most mortgage securities, mortgage-backed securities are subject to prepayment risk. When prepayment occurs, unscheduled or early payments are made on the underlying mortgages, which may shorten the effective maturities of those securities and may lower their total return. Furthermore, the prices of stripped mortgage-backed securities can be significantly affected by changes in interest rates as well. As interest rates fall, prepayment rates tend to increase, which in turn tends to reduce prices of "interest-only" securities and increase prices of "principal-only" securities. Rising interest rates can have the opposite effect.

18. FINANCING CORPORATION SECURITIES. ("FICOs") are debt obligations issued by the Financing Corporation. The Financing Corporation was originally created to recapitalize the Federal Savings and Loan Insurance Corporation ("FSLIC") and now functions as a financing vehicle for the FSLIC Resolution Fund, which received substantially all of FSLIC's assets and liabilities.


19. U.S. GOVERNMENT SECURITIES. U.S. Government securities are securities issued by or guaranteed by the U.S. Government or its agencies or instrumentalities. U.S. Government securities have varying degrees of government backing. They may be backed by the credit of the U.S. Government as a whole or only by the issuing agency or instrumentality. For example, securities issued by the Financing Corporation are supported only by the credit of the Financing Corporation, and not by the U.S. Government. Securities issued by the Federal Home Loan Banks and the Federal National Mortgage Association ("FNMA") are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. U.S. Treasury bonds, notes, and bills, and some agency securities, such as those issued by the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Government as to payment of principal and interest and are the highest quality U.S. Government securities. A portfolio, and its share price and yield, is not guaranteed by the U.S. Government.


20. ZERO COUPON BONDS. Zero coupon bonds are created three ways:

    1) U.S. TREASURY STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank. Bonds issued by the Resolution Funding Corporation ("REFCORP") and the Financial Corporation ("FICO") also can be stripped in this fashion.


    2) STRIPS are created when a dealer deposits a Treasury Security or a federal agency security with a custodian for safe keeping and then sells the coupon payments and principal payment that will be generated by this security separately. Proprietary receipts, such as Certificates of Accrual on Treasury Securities ("CATS"), Treasury Investment Growth Receipts ("TIGRS"), and generic Treasury Receipts ("TRs"), are stripped U.S. Treasury securities separated into their component parts through custodial arrangements established by their broker sponsors. FICO bonds have been stripped in this fashion. The portfolio has been advised that the staff of the Division of Investment Management of the SEC does not consider such privately stripped obligations to be U.S. Government securities, as defined by the 1940 Act. Therefore, the portfolio will not treat such obligations as U.S. Government securities for purposes of the 65% portfolio composition ratio.


    3) ZERO COUPON BONDS can be issued directly by federal agencies and instrumentalities, or by corporations. Such issues of zero coupon bonds are originated in the form of a zero coupon bond and are not created by stripping an outstanding bond.

Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividends, the Fund takes into account as income a portion of the difference between zero coupon bond's purchase price and its face value.

21. BOND WARRANTS. A warrant is a type of security that entitles the holder to buy a proportionate amount of a bond at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. Warrants generally trade in the open market and may be sold rather than exercised.

22. OBLIGATIONS OF SUPRANATIONAL ENTITIES. Obligations of supranational entities include those of international organizations designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World
Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income. There is no assurance that foreign governments will be able or willing to honor their commitments.

23. EQUIPMENT LEASE AND TRUST CERTIFICATES. A portfolio may invest in equipment lease and trust certificates, which are debt securities that are secured by direct or indirect interest in specified equipment or equipment leases (including, but not limited to, railroad rolling stock, planes, trucking or shipping fleets, or other personal property).

24. TRADE CLAIMS. Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty.

* SHORT-TERM SECURITIES. Certificates of deposit, commercial paper or bankers' acceptances, and will be entered only with primary dealers. While a portfolio may invest in repurchase agreements for periods up to 30 days, it is expected that typically such periods will be for a week or less. The staff of the SEC has taken the position that repurchase agreements of greater than seven days together with other illiquid investments should be limited to an amount not in excess of 15% of a portfolio's net assets.

    Although repurchase transactions usually do not impose market risks on the purchaser, a portfolio would be subject to the risk of loss if the seller fails to repurchase the securities for any reason and the value of the securities is less than the agreed upon repurchase price. In addition, if the seller defaults, a portfolio may incur disposition costs in connection with liquidating the securities. Moreover, if the seller is insolvent and bankruptcy proceedings are commenced, under current law, a portfolio could be ordered by a court not to liquidate the securities for an indeterminate period of time and the amount realized by a portfolio upon liquidation of the securities may be limited.

                                   APPENDIX B

                     BRIEF EXPLANATION OF RATING CATEGORIES

                                   BOND RATING                   EXPLANATION
                                   -----------                   -----------
STANDARD &                             AAA               Highest rating; extremely
POOR'S CORPORATION                                       strong capacity to pay
                                                         principal and interest.

                                        AA               High quality; very
                                                         strong capacity to pay
                                                         principal and interest.
                                        A                Strong capacity to pay
                                                         principal and interest;
                                                         somewhat more
                                                         susceptible to the
                                                         adverse effects of
                                                         changing circumstances
                                                         and economic conditions.
                                       BBB               Adequate capacity to
                                                         pay principal and
                                                         interest; normally
                                                         exhibit adequate
                                                         protection parameters,
                                                         but adverse economic
                                                         conditions or changing
                                                         circumstances more
                                                         likely to lead to a
                                                         weakened capacity to
                                                         pay principal and
                                                         interest then for
                                                         higher rated bonds.
                                 BB,B, and CC, C         Predominantly
                                                         speculative with
                                                         respect to the issuer's
                                                         capacity to meet
                                                         required interest and
                                                         principal payments. BB
                                                         -- lowest degree of
                                                         speculation; C -- the
                                                         highest degree of
                                                         speculation. Quality
                                                         and protective
                                                         characteristics
                                                         outweighed by large
                                                         uncertainties or major
                                                         risk exposure to
                                                         adverse conditions.
                                        D                In default.

PLUS (+) OR MINUS (-) -- The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

UNRATED -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                                   BOND RATING                EXPLANATION
                                   -----------                -----------
MOODY'S                                Aaa             Highest quality, smallest
INVESTORS                                              degree of investment risk.
SERVICE, INC.
                                       Aa              High quality; together
                                                       with Aaa bonds, they
                                                       compose the high-grade
                                                       bond group.
                                        A              Upper-medium grade
                                                       obligations; many
                                                       favorable investment
                                                       attributes.
                                       Baa             Medium-grade obligations;
                                                       neither highly protected
                                                       nor poorly secured.
                                                       Interest and principal
                                                       appear adequate for the
                                                       present but certain
                                                       protective elements may
                                                       be lacking or may be
                                                       unreliable over any great
                                                       length of time.
                                       Ba              More uncertain, with
                                                       speculative elements.
                                                       Protection of interest
                                                       and principal payments
                                                       not well safeguarded
                                                       during good and bad
                                                       times.
                                        B              Lack characteristics of
                                                       desirable investment;
                                                       potentially low assurance
                                                       of timely interest and
                                                       principal payments or
                                                       maintenance of other
                                                       contract terms over time.
                                       Caa             Poor standing, may be in
                                                       default; elements of
                                                       danger with respect to
                                                       principal or interest
                                                       payments.
                                       Ca              Speculative in a high
                                                       degree; could be in
                                                       default or have other
                                                       marked short-comings.
                                        C              Lowest-rated; extremely
                                                       poor prospects of ever
                                                       attaining investment
                                                       standing.

UNRATED -- Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following: 1. An application for rating was not received or accepted. 2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy. 3. There is lack of essential data pertaining to the issue or issuer. 4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                                   APPENDIX C
INVESTMENT ADVISER AND SUB-ADVISERS' PROXY VOTING POLICIES AND PROCEDURES

AEGON/Transamerica Fund Advisers, Inc.

PROXY VOTING POLICIES AND PROCEDURES ("ATFA PROXY POLICY")

PURPOSE. The ATFA Proxy Policy is adopted in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act") and ATFA's fiduciary and other duties to its clients. The purpose of the ATFA Proxy Policy is to ensure that where ATFA exercises proxy voting authority with respect to client securities it does so in the best interests of the client, and that Sub-Advisers (as defined below) to ATFA clients exercise voting authority with respect to ATFA client securities in accordance with policies and procedures adopted by the Sub-Advisers under Rule 206(4)-6 and approved by the ATFA client.

ATFA'S ADVISORY ACTIVITIES. ATFA acts as investment adviser to IDEX Mutual Funds, Transamerica Income Shares, Inc., Transamerica Index Funds, Inc., Transamerica Occidental Separate Account Fund B and AEGON/Transamerica Series Fund, Inc. (collectively, the "Funds"). For most of the investment portfolios comprising the Funds, ATFA has delegated day-to-day management of the portfolio, including the authority to buy, sell, or hold securities in the portfolio and to exercise proxy voting authority with respect to those securities, to one or more investment sub-advisers, pursuant to sub-advisory agreements entered into between ATFA and each sub-adviser (each, a "Sub-Adviser" and collectively, the "Sub-Advisers") and approved by the Board of Trustees/Directors/Managers of the client Fund (the "Board"). ATFA serves as a "manager of managers" with respect to the Sub-Advisers and monitors their activities in accordance with the terms of an exemptive order granted by the Securities and Exchange Commission (Release No. IC-23379, August 5, 1998).

SUMMARY OF THE ATFA PROXY POLICY. ATFA delegates the responsibility to exercise voting authority with respect to securities held in the Funds' portfolios for which one or more Sub-Advisers has been retained to the Sub-Adviser(s) for each such portfolio, in accordance with each applicable Sub-Adviser Proxy Policy (as defined below). ATFA will collect and review each Sub-Adviser Proxy Policy, together with a certification from the Sub-Adviser that the Sub-Adviser Proxy Policy complies with Rule 206(4)-6, and submit these materials to the Board for approval. In the event that ATFA is called upon to exercise voting authority with respect to client securities, ATFA generally will vote in accordance with the recommendation of Institutional Shareholder Services, Inc. ("ISS") or another qualified independent third party, except that if ATFA believes the recommendation would not be in the best interest of the relevant portfolio and its shareholders, ATFA will consult the Board of the relevant Fund (or a Committee of the Board) and vote in accordance with instructions from the Board or Committee.

DELEGATION OF PROXY VOTING AUTHORITY TO SUB-ADVISERS. ATFA delegates to each Sub-Adviser the responsibility to exercise voting authority with respect to securities held by the portfolio(s), or portion thereof, managed by the Sub-Adviser. Each Sub-Adviser is responsible for monitoring, evaluating and voting on all proxy matters with regard to investments the Sub-Adviser manages for the Funds in accordance with the Sub-Adviser's proxy voting policies and procedures adopted to comply with Rule 206(4)-6 (each, a "Sub-Adviser Proxy Policy" and collectively, the "Sub-Adviser Proxy Policies").

ADMINISTRATION, REVIEW AND SUBMISSION TO BOARD OF SUB-ADVISER PROXY POLICIES - APPOINTMENT OF PROXY ADMINISTRATOR. ATFA will appoint an officer to be responsible for collecting and reviewing the Sub-Adviser Proxy Policies and carrying out the other duties set forth herein (the "Proxy Administrator").

Initial Review. ON OR BEFORE JULY 1, 2003, THE PROXY ADMINISTRATOR WILL COLLECT FROM EACH SUB-ADVISER:

-   its Sub-Adviser Proxy Policy;

- a certification from the Sub-Adviser that (i) its Sub-Adviser Proxy Policy is reasonably designed to ensure that the Sub-Adviser votes client securities in the best interest of clients, and that the Sub-Adviser Proxy Policy includes an explanation of how the Sub-Adviser addresses material conflicts that may arise between the Sub-Adviser's interests and those of its clients, (ii) the Sub-Adviser Proxy Policy has been adopted in accordance with Rule 206(4)-6, and (iii) the Sub-Adviser Proxy Policy complies the terms of Rule 206(4)-6; and

- a summary of the Sub-Adviser Proxy Policy suitable for inclusion in the client Fund's registration statement, in compliance with Item 13(f) of Form N-1A, and a certification to that effect.

- The Proxy Administrator will review each Sub-Adviser Proxy Policy with a view to ATFA making a recommendation to the Board. In conducting its review, ATFA recognizes that the Securities and Exchange Commission has not adopted specific policies or procedures for advisers, or provided a list of approved procedures, but has left advisers the flexibility to craft policies and procedures suitable to their business and the nature of the conflicts they may face. As a consequence, Sub-Adviser Proxy Policies are likely to differ widely. Accordingly, the Proxy Administrator's review of the Sub-Adviser Proxy Policies will be limited to addressing the following matters:

         - whether the Sub-Adviser Proxy Policy provides that the Sub-Adviser votes solely in the best interests of clients;

         - whether the Sub-Adviser Proxy Policy includes a description of how the Sub-Adviser addresses material conflicts of interest that may arise between the Sub-Adviser or its affiliates and its clients; and

         - whether the Sub-Adviser Proxy Policy includes both general policies and procedures as well as policies with respect to specific types of issues (for this purpose general policies include any delegation to a third party, policies relating to matters that may substantially affect the rights or privileges of security holders, and policies regarding the extent of weight given to the view of the portfolio company management; specific issues include corporate governance matters, changes to capital structure, stock option plans and other management compensation issues, and social corporate responsibility issues, among others).

- The Proxy Administrator will review the certification provided pursuant to paragraph 1(b) above for completeness, and will review the summary provided pursuant to paragraph 1(c) above for compliance with the requirements of Form N-1A.

- ATFA will provide to the Board (or a Board Committee), the materials referred to in Section V.B.1. and a recommendation pursuant to the Proxy Administrator's review of the Sub-Adviser Proxy Policy provided for in
    Section V.B.2.

- ATFA will follow the same procedure in connection with the engagement of any new Sub-Adviser.

SUBSEQUENT REVIEW. ATFA will request that each Sub-Adviser provide ATFA with prompt notice of any material change in its Sub-Adviser Proxy Policy. ATFA will report any such changes at the next quarterly Board meeting of the applicable Fund. No less frequently than once each calendar year, ATFA will request that each Sub-Adviser provide ATFA with its current Sub-Adviser Proxy Policy, or certify that there have been no material changes to its Sub-Adviser Proxy Policy or that all material changes have been previously provided for review by ATFA and approval by the relevant Board(s), and that the Sub-Adviser Proxy Policy continues to comply with Rule 206(4)-6.

RECORD OF PROXY VOTES EXERCISED BY SUB-ADVISER. The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a record of any proxy votes (including the information called for in Items 1(a) through (i) of Form N-PX) exercised by the Sub-Adviser on behalf of a portfolio of the Funds. The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a complete proxy voting record with respect to each Fund. If ATFA utilizes the services of a third party for maintaining the records above specified, ATFA shall obtain an undertaking from the third party that it will provide the records promptly upon request.

ATFA EXERCISE OF PROXY VOTING AUTHORITY - USE OF INDEPENDENT THIRD PARTY. If ATFA is called upon to exercise voting authority on behalf of a Fund client, ATFA will vote in accordance with the recommendations of ISS or another qualified independent third party (the "Independent Third Party"), provided that ATFA agrees that the voting recommendation issued by the Independent Third Party reflects the best interests of the relevant portfolio and its shareholders.

CONFLICT WITH VIEW OF INDEPENDENT THIRD PARTY. If, in its review of the Independent Third Party recommendation, ATFA believes that the recommendation is not in the best interests of the Fund client, ATFA will submit to the Board (or a Board Committee) its reasons for disagreeing with the Independent Third Party, as well as full disclosure of any conflict of interest between ATFA or its affiliates and the Fund in connection with the vote, and seek consent of the Board (or Committee) with respect to ATFA's proposed vote.

ASSET ALLOCATION PORTFOLIOS. For any asset allocation portfolio managed by ATFA and operated, in whole or in part, as a "fund of funds", ATFA will vote proxies in accordance with the recommendations of the Board(s) of the Fund(s). If any such asset allocation portfolio holds shares of a registered investment company that is not a portfolio of a Fund, ATFA will seek Board (or Committee) consent with respect to ATFA's proposed vote in accordance with the provisions of
Section VI.B.

CONFLICTS OF INTEREST BETWEEN ATFA OR ITS AFFILIATES AND THE FUNDS. The ATFA Proxy Voting Policy addresses material conflicts that may arise between ATFA or its affiliates and the Funds by, in every case where ATFA exercises voting discretion, either (i) providing for voting in accordance with the recommendation of the Independent Third Party or Board(s); or (ii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.

RECORDKEEPING - RECORDS GENERALLY MAINTAINED. In accordance with Rule 204-2(c)(2) under the Advisers Act, the Proxy Administrator shall cause ATFA to maintain the following records:

-   the ATFA Proxy Voting Policy; and

-   records of Fund client requests for ATFA proxy voting information.

RECORDS FOR ATFA EXERCISE OF PROXY VOTING AUTHORITY. In accordance with Rule 204-2(c)(2) under the Advisers Act, if ATFA exercises proxy voting authority pursuant to Section VI above, ATFA, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), shall make and maintain the following records:

- proxy statements received regarding matters it has voted on behalf of Fund clients;

-   records of votes cast by ATFA; and

- copies of any documents created by ATFA that were material to deciding how to vote proxies on behalf of Fund clients or that memorialize the basis for such a decision.

If ATFA utilizes the services of a third party for maintaining the records above specified, ATFA shall obtain an undertaking from the third party that it will provide the records promptly upon request.

RECORDS PERTAINING TO SUB-ADVISER PROXY POLICIES. The Proxy Administrator will cause ATFA and/or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), to maintain the following records:

-   each Sub-Adviser Proxy Policy; and

-   the materials delineated in Article V above.

 If ATFA utilizes the services of a third party for maintaining the records above specified, ATFA shall obtain an undertaking from the third party that it will provide the records promptly upon request.

TIME PERIODS FOR RECORD RETENTION. All books and records required to maintain under this Section VIII will be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on the record, the first two years in an appropriate office of ATFA.

PROVISION OF ATFA PROXY POLICY TO FUND CLIENTS. The Proxy Administrator will provide each Fund's Board (or a Board Committee) a copy of the ATFA Proxy Policy at least once each calendar year.

TRANSAMERICA INVESTMENT MANAGEMENT, LLC

PROXY VOTING POLICY

                                  INTRODUCTION

Normally, clients for which Transamerica Investment Management, LLC ("TIM") has full discretionary investment authority expect TIM to vote proxies in accordance with TIM's Proxy Voting Policy (the "Policy"). As such, TIM will vote on behalf of all accounts for which it has discretionary authority unless clients notify TIM in writing that they have retained the authority to vote their own proxies. Clients may also ask TIM to vote their proxies in accordance with specific Client Proxy guidelines.

                               STATEMENT OF POLICY

It is the policy of TIM to vote proxies in the best interest of its clients at all times.

TIM has proxy voting policy guidelines (the "Guidelines") regarding certain issues that may come before shareholders from time to time. These Guidelines provide a roadmap for arriving at voting decisions and are not meant to be exhaustive of all issues that may be raised in any or all proxy ballots. The Guidelines are attached to this Policy as Appendix A.

                                 PROXY COMMITTEE

In order to implement and monitor this Policy, TIM shall establish a Proxy Committee (the "Committee"), which will have responsibility for review of proxies voted by or to be voted by TIM, as well as to resolve issues which may arise in the process of voting proxies.

The Committee shall meet at a minimum annually and on an as needed basis. It shall not be required that the Committee members meet in person; in fact, it is contemplated that certain Committee members will take part in meetings via teleconference. The Committee shall consist of at least one Portfolio Manager, a member of the Legal/Compliance department, and other staff members of TIM as may be designated from time to time. Committee members may select designees in the event that they are unable to convene with the Committee.

It shall be the Committee's responsibility to ensure that proxy votes are made in accordance with the Policy. Issues shall be raised to the Committee when needed and as appropriate to effectively carry out TIM's proxy decisions. When applicable, the Committee shall review written materials pertinent to the vote at hand and shall hear verbal opinions from relevant portfolio managers and/or analysts as needed to fully consider the investment merits of the vote. Committee decisions and a record of Committee meetings shall be recorded and maintained by the Legal/Compliance department.

                         USE OF INDEPENDENT THIRD PARTY

TIM will maintain the services of a qualified independent third party (the "Independent Third Party") to provide guidance on proxy voting issues. The Independent Third Party is set forth in Appendix B. TIM will consider the research provided by the Independent Third Party when making voting decisions on proxy issues, however, the final determination on voting rests with TIM.

                  CONFLICTS OF INTEREST BETWEEN TIM AND CLIENTS

TIM recognizes the potential for material conflicts that may arise between its own interests and those of the Clients. To address these concerns, TIM will take one of the following steps to avoid any impropriety or the appearance of impropriety: a) Vote in accordance with the recommendation of the Independent Third Party; or b) Obtain the consent(s) of the Client(s) whose accounts are involved in the conflict.

                    PROVISION OF TIME PROXY POLICY TO CLIENTS

TIM will make available to all Clients a copy of its Policy by maintaining a current version of the Policy on its website (www.timllc.com). Also, a copy of the Policy will be mailed to any Client at any time upon request.

                                   APPENDIX A
                         PROXY VOTING POLICY GUIDELINES

The following is a concise summary of TIM's proxy voting policy guidelines.

1.       AUDITORS

Vote for proposals to ratify auditors, unless any of the following apply:

     - An auditor has a financial interest in or association with the company, and is therefore not independent

     -   Fees for non-audit services are excessive, or

     - There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

2.       BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a case-by-case basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by TIM's definition of independence.
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.       SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote for proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.       PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

5.       POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a case-by-case basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.       MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.       REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.       CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

It is intended for financing purposes with minimal or no dilution to current shareholders

It is not designed to preserve the voting power of an insider or significant shareholder

9.       EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. TIM reviews Executive and Director compensation plans (including broad-based option plans) in the context of the transfer of shareholder wealth. This review encompasses not only a comparison of a plan relative to peer companies, but also on an absolute basis, considering the cost of the plan vs. the operating income and overall profitability of the firm in question.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Vote AGAINST proposals by management seeking approval to reprice options.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

-    Purchase price is at least 85 percent of fair market value

-    Offering period is 27 months or less, and

-    Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.      SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                                   APPENDIX B
                             INDEPENDENT THIRD PARTY

The following provider has been selected by TIM to function as the Independent Third Party as set forth in the Policy.

         Institutional Shareholder Services, Inc. ("ISS")

                                     PART C
                                OTHER INFORMATION

Item 23.   Exhibits

        List all exhibits filed as part of the Registration Statement.

       (a) 1.   (A) Articles of Incorporation of AEGON/Transamerica Series
                         Fund, Inc. (2)
                (B) Articles Supplementary to Articles of Incorporation of
                         AEGON/Transamerica Series Fund, Inc. (2)
                (C) Articles Supplementary to Articles of Incorporation of
                         AEGON/Transamerica Series Fund, Inc. (2)
                (D) Articles Supplementary to Articles of Incorporation of
                         AEGON/Transamerica Series Fund, Inc. (2)
                (E) Articles Supplementary to Articles of Incorporation of
                         AEGON/Transamerica Series Fund, Inc. (2)
                (F) Articles Supplementary to Articles of Incorporation of
                         AEGON/Transamerica Series Fund, Inc. (2)
                (G) Articles Supplementary to Articles of Incorporation of
                         AEGON/Transamerica Series Fund, Inc. (2)
                (H) Articles Supplementary to Articles of Incorporation of
                         AEGON/Transamerica Series Fund, Inc. (3)
                (I) Articles Supplementary to Articles of Incorporation of
                         AEGON/Transamerica Series Fund, Inc. (3)
                (J) Articles Supplementary to Articles of Incorporation of
                         AEGON/Transamerica Series Fund, Inc.  (4)
                (K) Articles Supplementary to Articles of Incorporation of
                         AEGON/Transamerica Series Fund, Inc. (6)
                (L) Articles Supplementary to Articles of Incorporation of
                         AEGON/Transamerica Series Fund, Inc. (7)
                (M) Articles Supplementary to Articles of Incorporation of
                         AEGON/Transamerica Series Fund, Inc. (8)
                (N) Articles Supplementary to Articles of Incorporation of
                         AEGON/Transamerica Series Fund, Inc. (10)
                (O) Articles Supplementary to Articles of Incorporation of
                         AEGON/Transamerica Series Fund, Inc. (11)
                (P) Articles Supplementary to Articles of Incorporation of
                         AEGON/Transamerica Series Fund, Inc. (13)
                (Q) Articles Supplementary to Articles of Incorporation of
                         AEGON/Transamerica Series Fund, Inc. (14)
                (R) Articles Supplementary to Articles of Incorporation of
                         AEGON/Transamerica Series Fund, Inc. (16)
                (S) Articles Supplementary to Articles of Incorporation of
                         AEGON/Transamerica Series Fund, Inc. (17)
                (T) Articles Supplementary to Articles of Incorporation of
                         AEGON/Transamerica Series Fund, Inc.

       (b) Bylaws of AEGON/Transamerica Series Fund, Inc. (2)

       (c) Not applicable.

       (d) Investment Advisory Agreements



            (1) Investment Advisory Agreement on behalf of the portfolios of AEGON/Transamerica Series Fund, Inc. with AEGON/Transamerica Fund Advisers, Inc. (23)
            (2) Sub-Advisory Agreement on behalf of Janus Growth and Janus Global (20)
            (3)     Sub-Advisory Agreement on behalf of Van Kampen Emerging
                    Growth (8)
            (4) Sub-Advisory Agreement on behalf of LKCM Strategic Total Return (8)
            (5)     Sub-Advisory Agreement on behalf of Federated Growth &
                    Income (8)

            (6)     Sub-Advisory Agreement on behalf of Alger Aggressive Growth
                    (8)
            (7)     Sub-Advisory Agreement on behalf of PBHG/NWQ Value Select
                    (20)
            (8)     Sub-Advisory Agreement on behalf of GE U.S. Equity (8)
            (9)     Sub-Advisory Agreement on behalf of Third Avenue Value (8)
            (10)    Sub-Advisory Agreement on behalf of AEGON Bond (20)
            (11)    Sub-Advisory Agreement on behalf of T. Rowe Price Small Cap
                    (20)
            (12)    Sub-Advisory Agreement on behalf of Marsico Growth (25)
            (13)    Sub-Advisory Agreement on behalf of Salomon All Cap (8)
            (14)    Sub-Advisory Agreement on behalf of Dreyfus Mid Cap (8)
            (15)    Sub-Advisory Agreement on behalf of PBHG Mid Cap Growth (8)
            (16) Sub-Advisory Agreement on behalf of Great Companies - America(sm) and Great Companies - Technology(sm) (9)
            (17) Sub-Advisory Agreement on behalf of Templeton Great Companies Global
            (18) Sub-Advisory Agreement on behalf of American Century Income & Growth and American Century International (15)
            (19)    Sub-Advisory Agreement on behalf of Munder Net50 (17)
            (20) Sub-Advisory Agreement on behalf of Clarion Real Estate Securities
            (21) Sub-Advisory Agreement on behalf of Asset Allocation - Conservative Portfolio, Asset Allocation Moderate Portfolio, Asset Allocation - Moderate Growth Portfolio and Asset Allocation - Growth Portfolio N/A
            (22)    Sub-Advisory Agreement on behalf of PIMCO Total Return (20)
            (23) Sub-Advisory Agreement on behalf of Transamerica Convertible Securities and Transamerica Money Market (20)
            (24) Sub-Advisory Agreement on behalf of Van Kampen Asset Allocation and Van Kampen Active International Allocation
                    (20)
            (25) Sub-Advisory Agreement on behalf of T. Rowe Price Equity Income and T. Rowe Price Growth Stock (20)
            (26) Sub-Advisory Agreement on behalf of Capital Guardian Value, Capital Guardian U.S. Equity and Capital Guardian Global
                    (20)
            (27)    Sub-Advisory Agreement on behalf of Jennison Growth (20)
            (28) Sub-Advisory Agreement on behalf of Dreyfus Small Cap Value and Transamerica U.S. Government Securities (20)
            (29) Sub-Advisory Agreement on behalf of J.P. Morgan Enhanced Index (20)
            (30)    Sub-Advisory Agreement on behalf of MFS High Yield (20)
            (31)    Sub-Advisory Agreement on behalf of Transamerica Equity (20)
            (32) Sub-Advisory Agreement on behalf of Select+ Aggressive, Select+ Growth & Income and Select+ Conservative (24)
            (33) Sub-Advisory Agreement on behalf of BlackRock Global Science & Technology Opportunities, BlackRock Large Cap Value and BlackRock Mid Cap Growth (19)
            (34) Sub-Advisory Agreements on behalf of Janus Balanced, Transamerica Growth Opportunities and Transamerica Value Balanced (25)
            (35)    Sub-Advisory Agreement on behalf of Transamerica Equity II

       (e)  Distribution Agreement (8)

       (f) Director's Deferred Compensation Plan (1)

       (g) Custodian Agreement (3)

       (h) Administrative Services and Transfer Agency Agreement (3)

       (i) Opinion and consent of John K. Carter, Esq. as to legality of the securities being registered (28)

       (j) Consent of PricewaterhouseCoopers LLP (28)

       (k) Financials ATFA (22)

       (l) Not applicable

       (m) (1)  Plan of Distribution (8)
           (2)  Brokerage Enhancement Plan (21)

       (n) Not applicable

       (o) Reserved

(p)      Code of Ethics

         (1)      AEGON/Transamerica Series Fund, Inc. (27)

         SUB-ADVISERS
         (2)      AEGON/Transamerica Fund Advisers, Inc. (27)
         (3)      AEGON USA Investment Management, LLC (13)
         (4)      Fred Alger Management, Inc. (10)
         (5)      Federated Investment Counseling (10)
         (6)      GE Asset Management Incorporated (10)
         (7)      Banc of America Capital Management LLC (25)
         (8)      Janus Capital Management LLC (10)
         (9)      Luther King Capital Management (10)
         (10)     NWQ Investment Management Company, LLC (13)
         (11)     Pilgrim Baxter & Associates, Ltd. (10)
         (12)     Salomon Brothers Asset Management Inc (10)
         (13)     Transamerica Investment Management, LLC (10)
         (14)     T. Rowe Price Associates, Inc. (10)
         (15)     Great Companies, L.L.C. (13)
         (16)     Van Kampen Asset Management, Inc. (11)
         (17)     Third Avenue Management LLC (25)
         (18)     The Dreyfus Corporation (13)
         (19)     American Century Investment Management, Inc. (16)
         (20)     Munder Capital Management (10)
         (21)     ING Clarion Real Estate Securities (20)
         (22)     Jennison Associates LLC (20)
         (23)     MFS Investment Management (20)
         (24)     Pacific Investment Management Company LLC (20)
         (25)     Banc One Investment Advisors Corporation (20)
         (26)     Morgan Stanley Investment Management, Inc. (20)
         (27)     Capital Guardian Trust Company (20)
         (28)     Union Planters Investment Advisors, Inc. (23)
         (29)     BlackRock Advisors, Inc. (26)
         (30)     Templeton Investment Counsel, LLC (28)

-----------------
(1) Previously filed with Post-Effective Amendment No. 23 to Form N-1A dated April 19, 1996 and incorporated herein by reference.
(2) Previously filed with Post-Effective Amendment No. 25 to Form N-1A dated October 17, 1996 and incorporated herein by reference.
(3) Previously filed with Post-Effective Amendment No. 26 to Form N-1A dated December 26, 1996 and incorporated herein by reference.
(4) Previously filed with Post-Effective Amendment No. 28 to Form N-1A dated April 24, 1997 and incorporated herein by reference.
(5) Previously filed with Post-Effective Amendment No. 29 to Form N-1A dated June 30, 1997 and incorporated herein by reference.
(6) Previously filed with Post-Effective Amendment No. 31 to Form N-1A dated October 16, 1997 and incorporated herein by reference.
(7) Previously filed with Post-Effective Amendment No. 34 to Form N-1A dated April 22, 1998 and incorporated herein by reference.
(8) Previously filed with Post-Effective Amendment No. 36 to Form N-1A dated April 27, 1999 and incorporated herein by reference.
(9) Previously filed with Post-Effective Amendment No. 37 to Form N-1A dated February 16, 2000 and incorporated herein by reference.
(10) Previously filed with IDEX Mutual Fund's Post-Effective Amendment No. 35 to Form N-1A dated April 4, 2000 and incorporated herein by reference.
(11) Previously filed with Post-Effective Amendment No. 38 to Form N-1A dated April 28, 2000 and incorporated herein by reference.
(12) Previously filed with Post-Effective Amendment No. 39 to Form N-1A dated June 16, 2000 and incorporated herein by reference.
(13) Previously filed with Post-Effective Amendment No. 40 to Form N-1A dated September 1, 2000 and incorporated herein by reference.
(14) Previously filed with Post-Effective Amendment No. 41 to Form N-1A dated September 15, 2000 and incorporated herein by reference.
(15) Previously filed with Post-Effective Amendment No. 43 to Form N-1A dated February 15, 2001 and incorporated herein by reference.

(16) Previously filed with American Century Tax Free & Municipal Funds Post-Effective Amendment No. 30 to the Registration Statement filed on December 29, 2000 and incorporated herein by reference (File No. 2-82734).
(17) Previously filed with Post-Effective Amendment No. 44 to Form N-1A dated April 11, 2001 and incorporated herein by reference.
(18) Previously filed with Post-Effective Amendment No. 45 to Form N-1A dated May 1, 2001 and incorporated herein by reference.
(19) Previously filed with Post-Effective Amendment No. 46 to Form N-1A dated May 2, 2001 and incorporated herein by reference.
(20) Previously filed with Post-Effective Amendment No. 50 to Form N-1A dated April 30, 2002 and incorporated herein by reference.
(21) Previously filed with Post-Effective Amendment No. 52 to Form N-1A dated July 30, 2002 and incorporated herein by reference.
(22) Previously filed with IDEX Mutual Fund's Post-Effective Amendment No. 53 to the Registration Statement filed on February 28, 2003 and incorporated herein by reference (File No. 811-4556).
(23) Previously filed with Post-Effective Amendment No. 53 to Form N-1A dated August 16, 2002 and incorporated herein by reference.
(24) Previously filed with Post-Effective Amendment No. 54 to Form N-1A dated September 18, 2002 and incorporated herein by reference.
(25) Previously filed with Post-Effective Amendment No. 56 to the Registration Statement filed on February 28, 2003 and incorporated herein by reference.
(26) Previously filed with BlackRock Funds Post-Effective Amendment No. 52 to the Registration Statement filed on March 23, 2000 and incorporated herein by reference.
(27) Previously filed with IDEX Mutual Fund's Post-Effective Amendment No. 51 to the Registration Statement filed on December 31, 2002 and incorporated herein by reference (File No. 811-4556).
(28)     To be filed by amendment.


Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

        Shares of the Registrant are sold and owned by the separate accounts established by Western Reserve Life Assurance Co. of Ohio ("Western Reserve") to fund benefits under certain flexible premium variable life insurance policies and variable annuity contracts issued by it. In addition, shares of the Common Stock of the Registrant are also sold to Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company, all affiliates of Western Reserve, for their respective separate accounts.

Item 25. INDEMNIFICATION.

Article VI of the By-Laws of AEGON/Transamerica Series Fund, Inc. provides in its entirety as follows:

        Each director, officer, or employee (and his heirs, executors and administrators) shall be indemnified by the Corporation against all liability and expense incurred by reason of the fact that he is or was a director, officer or employee of the corporation, to the full extent and in any manner permitted by Maryland law, as in effect at any time, provided that nothing herein shall be construed to protect any director, officer or employee against any liability to the corporation or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"). No indemnification of a director, officer or employee shall be made pursuant to the preceding sentence unless there has been (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnity") was not liable by reason of disabling conduct or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnity was not liable by reason of disabling conduct by (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding ("non-interested, non-party directors"), or (ii) an independent legal counsel in a written opinion. Reasonable expenses incurred by each such director, officer or employee may be paid by the corporation in advance of the final disposition of any proceeding to which such person is a party, to the full extent and under the circumstances permitted by Maryland law, provided that such person undertakes to repay the advance unless it is ultimately determined that he is entitled to indemnification and either (i) he provides security for his undertaking,
        (ii) the corporation is insured against losses by reason of any lawful advances or (iii) a majority of a quorum of the non-interested, non-party directors, or an independent legal counsel in a written opinion, determines, based on a review of readily available facts, and there is reason to believe that such person ultimately will be found entitled to indemnification. The corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the corporation against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against such liability under the provisions of this Article VI.

                              RULE 484 UNDERTAKING

        Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

        A.    AEGON/TRANSAMERICA FUND ADVISERS, INC.

              AEGON/Transamerica Fund Advisers. Inc. ("ATFA") is principally engaged in offering investment advisory services. The only businesses, professions, vocations or employments of a substantial nature of Larry N. Norman, Brian C. Scott and John K. Carter, directors of ATFA, are described in the Statement of Additional Information under the section entitled "Management of the Fund." Additionally, the following describes the principal occupations of other persons who serve as executive officers of ATFA: Kim D. Day, Vice President & Treasurer, is Vice President and Treasurer of AEGON/Transamerica Fund Services, Inc. and other related entities.


        B. JANUS GROWTH, JANUS BALANCED AND JANUS GLOBAL: SUB-ADVISER - JANUS CAPITAL MANAGEMENT LLC ("JANUS")

              Janus serves as investment adviser or sub-adviser to other mutual funds and for private and retirement accounts. The executive officers of the sub-adviser are:

                         Mark Bradley                Chief Executive Officer and President
                         Loren Michael Staff         Chief Financial Officer, Vice President and Director
                         Thomas Alan Early           Chief Corporate Affairs Officer, General Counsel,
                                                     Vice President, Secretary and Director
                         Raymond Timothy Hudner      Chief Operations Officer and Vice President
                         Lars Olof Soderberg         Executive Vice President - Institutional Services
                         Helen Young Hayes           Vice President and Managing Director of Investments
                         James Paul Goff             Vice President and Director of Research
                         Robin Christine Beery       Vice President and Chief Marketing Officer

        C. J.P. MORGAN ENHANCED INDEX: SUB-ADVISER - J.P. MORGAN INVESTMENT MANAGEMENT, INC. ("JP MORGAN")

              J.P. Morgan is a wholly-owned subsidiary of J.P. Morgan Chase & Co. J.P. Morgan provides investment management and related services for corporate, public and union employee benefit funds, foundations, endowments, insurance companies and government agencies.

              The directors and principal officers of J.P. Morgan are listed below. Unless otherwise indicated, each director and officer has a principal business address of 522 Fifth Avenue, New York, NY 10036: George C. Gatch, Director and Managing Director; Evelyn E. Guernsey, Director and Managing Director; Mark B. E. White, Director and Managing Director; James C. Berry (J.P. Morgan Investment Management Inc., 270 Park Avenue, New York, NY 10017), Secretary and Vice President; Jeffrey M. Trongone, Treasurer and Managing Director.

        D. AEGON BOND: SUB-ADVISER - BANC ONE INVESTMENT ADVISORS CORPORATION ("BANC ONE")

              Banc One, located at 1111 Polaris Parkway, Suite 2-G/J/L, Columbus Ohio 3240 serves as sub-adviser.

              The directors and officers are: Peter W. Atwater, Director; Mark
              A. Beeson, Director; Richard Jandrain, Director; Michael V. Wible, Corporate Secretary; Gary J. Madich, Director; David J. Kundert, Director, President and Chief Executive Officer; John Abunassar, Director; Verlin L. Horn, Chief Financial Officer.

        E. VAN KAMPEN EMERGING GROWTH, VAN KAMPEN ASSET ALLOCATION AND VAN KAMPEN ACTIVE INTERNATIONAL ALLOCATION: SUB-ADVISER - VAN KAMPEN ASSET MANAGEMENT INC. (SUB-ADVISER FOR VAN KAMPEN EMERGING GROWTH) AND MORGAN STANLEY INVESTMENT MANAGEMENT INC. (SUB-ADVISER FOR VAN KAMPEN ASSET ALLOCATION AND VAN KAMPEN ACTIVE INTERNATIONAL ALLOCATION)

              Van Kampen Asset Management Inc. (the "sub-adviser") serves as investment adviser to a number of investment companies. The executive officers of the sub-adviser are Mitchell M. Merin, Chairman, Chief Executive Officer and Director of the sub-adviser, Van Kampen Investment Advisory Corp. ("VK Adviser") and Van Kampen; A. Thomas Smith III, Managing Director and a Director of the sub-adviser, VK Adviser and Van Kampen; David M. Swanson, Chief Operating Officer and Director of the sub-adviser, VK Advisor and Van Kampen; Joseph McAlinden, Managing Director and Chief Investment Officer of the sub-adviser, VK Adviser and Van Kampen; John L. Sullivan, Managing Director and Director of the sub-adviser, VK Adviser and Van Kampen; Edward C. Wood, III, Executive Director and Chief Administrative Officer of the sub-adviser, VK Adviser and Van Kampen; Alexander C. Frank, Treasurer of the sub-adviser, VK Adviser and Van Kampen; Walter E. Rein, Managing Director and Chief Financial Officer of the sub-adviser, VK Adviser and Van Kampen; Stefanie Chang Yu, Secretary of the sub-adviser, VK Adviser and Van Kampen. All of these executive officers have no substantial business, profession, vocation or employment other than their positions with the sub-adviser, its subsidiaries and affiliates. The business address of Messrs. Rein, Sullivan, Swanson and Wood is 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181 - 5555. The address of Messrs. Merin, McAlinden, Smith and Ms. Chang Yu is 1221 Avenue of the Americas, New York, NY 10020. The address of Mr. Frank is 750 7th Avenue, New York, NY 10019.

        F. Morgan Stanley Investment Management Inc. (the "sub-adviser") serves as investment adviser to a number of investment companies. The executive officers of the sub-adviser are Barton M Biggs, Chairman and Managing Director; Mitchell M Merin, President and Managing Director; Joseph McAlinden, Chief Investment Officer and Managing Director; Rajesh K Gupta, Chief Administrative Officer - Investments and Managing Director; Ronald E. Robison, Chief Operations Officer and Managing Director; Barry Fink, General Counsel, Secretary and Managing Director; Alexander Frank, Treasurer and Managing Director and Jeffrey Hiller, Global Director of Compliance and Managing Director. All of these executive officers have no substantial business, profession, vocation or employment other than their positions with the sub-adviser, its subsidiaries and affiliates. The business address of Messrs. Biggs, Merin, McAlinden, Gupta, Robison, Fink and Hiller is 1221 Avenue of the Americas, New York, NY 10020. The address of Mr. Frank is 750 7th Avenue, New York, NY 10019.

        G. LKCM STRATEGIC TOTAL RETURN: SUB-ADVISER - LUTHER KING CAPITAL MANAGEMENT CORPORATION ("LKCM")

              LKCM is a registered investment adviser providing investment management services.

              LKCM also provides investment management services to individual and institutional investors on a private basis. J. Luther King, Jr., President of the sub-adviser; Paul W. Greenwell; Jacqui Brownfield; Scot C. Hollmann; David L. Dowler; Joan M. Maynard; Vincent G. Melashenko; Michael Yeager; James B. Orser; William M. Uhlemeyer; J. Bryan King; Gary G. Walsh; Steven R. Purvis; Mark Johnson; Timothy E. Harris; James J. Kerrigan; Alan D. Marshall; and Barbara S. Garcia, officers of LKCM, have no substantial business, profession, vocation or employment other than their positions with LKCM.

        H. FEDERATED GROWTH & INCOME: SUB-ADVISER - FEDERATED INVESTMENT COUNSELING ("FEDERATED")

              Federated is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc.

              The sub-adviser serves as investment adviser to a number of investment companies and private accounts. Total assets under management or administered by the sub-adviser and other subsidiaries of Federated Investors are approximately $170 billion. The Trustees of the sub-adviser, their position with the sub-adviser, and, in parenthesis, their principal occupations are as follows: J. Christopher Donahue, Trustee (President, Chief Executive Officer and Trustee, Federated Investors, Inc.; President, Chief Executive Officer, Chief Operating Officer and Trustee, Federated Investment Management Company; President, Chief Executive Officer, Chief Operating Officer and Director, Federated Global Investment Management Corp; President, Chief Executive Officer and Chief Operating Officer, Passport Research, Ltd; Trustee, Federated Fonds - Service GmbH (Germany), Federated International Holdings BV (The Netherlands), Federated International Management Limited (Ireland) and Federated Shareholder Services Company; Director, Federated Services Company); John B. Fisher, Trustee (President, Federated Investment Counseling and Federated Securities Corp.; Vice President, Federated Investors, Inc.); James F. Getz, Trustee (President, Federated Investors Trust Company and Federated Securities Corp., and Vice President, Federated Investors, Inc.); Thomas R. Donahue, Trustee (Trustee, Vice President, Chief Financial Officer and Treasurer, Federated Investors, Inc.; Trustee and Treasurer, Federated Investment Counseling, Federated Administrative Services, Inc., Federated Global Investment Management Corp., Federated Investment Management Company, Federated Investors Trust Company, Federated Securities Corp., Federated Services Company and Federated Shareholder Services Company; President, FII Holding, Inc.; Treasurer, Federated Administrative Services and Passport Research, Ltd.); Mark D. Olson, Trustee (Trustee, Federated Investment Management Company, Federated Shareholder Services Company; Partner, Wilson, Halbrook & Bayard, 107 W.

              Market Street, Georgetown, DE 19947). The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, PA 15222-3779.

              The remaining officers of the sub-adviser are John B. Fisher, President; William D. Dawson III, Henry A. Frantzen and J. Thomas Madden, Executive Vice Presidents; Joseph M. Balestrino, David A. Briggs, Jonathan C. Conley, Deborah A. Cunningham, Michael P. Donnelly, Linda A. Duessel, Mark E. Durbiano, James E. Grefenstette, Jeffrey A. Kozemachak, Sandra L. McInerney, Susan M. Nason, Mary Jo Ochson, Robert J. Ostrowski, Bernard J. Picchi, Peter Vutz, Senior Vice Presidents; Todd A. Abraham, J. Scott Albrecht, Arthur J. Barry, Randall S. Bauer, G. Andrew Bonnewell, Michael W. Casey, Robert E. Cauley, Alexandre de Bethmann, B. Anthony Delserone, Jr., Donald T. Ellenberger, Eamonn G. Folan, Kathleen M. Foody-Malus, Thomas M. Franks, Marc Halperin, John W. Harris, Patricia L. Heagy, Susan R. Hill, William R. Jamison, Constantine J. Kartsonas, Robert M. Kowit, Richard J. Lazarchic, Steve Lehman, Marian R. Marinack, Christopher Matyszewski, William May, Jeffrey A. Petro, Keith Sabol, Frank Semack, Aash M. Shah, Michael W. Sirianni, Jr., Christopher Smith, Edward J. Tiedge, Leonardo A. Vila, Paige M. Wilhelm, Lori Wolf, George Wright, Vice Presidents; Catherine A. Arendas, Arminda Aviles, Nancy J. Beltz, James R. Crea. Jr., Karol M. Crummic, James H. Davis II, Paul S. Drotch, Salvatore A. Esposito, Donna M. Fabiano, Gary E. Falwell, John T. Gentry, Nikola A. Ivanov, Nathan H. Kehm, John C. Kerber,
              J. Andrew Kirschler, Ted T. Lietz, Sr., Grant K. McKay, Natalie F. Metz, Thomas Mitchell, Joseph M. Natoli, Bob Nolte, Mary Kay Pavuk, John Quartarolo, Rae Ann Rice, Roberto Sanchez-Dahl, Sr., Sarah Sathkumara, James W. Schaub, John Sidawi, Diane R. Startari, Diane Tolby, Tim Trebilcock, Michael R. Tucker, Steven J. Wagner, Richard Winkowski, Jr., Assistant Vice Presidents; G. Andrew Bonnewell, Secretary, and Thomas R. Donahue, Treasurer. The business address of each of the officers of the sub-adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of some of the investment advisers to other mutual funds.

        I. ALGER AGGRESSIVE GROWTH: SUB-ADVISER - FRED ALGER MANAGEMENT, INC. ("ALGER")

              Alger is a wholly owned subsidiary of Fred Alger & Company, Incorporated ("Alger, Inc.") which in turn is a wholly-owned subsidiary of Alger Associates, Inc. ("Associates"), a financial services holding company. Alger is generally engaged in rendering investment advisory services to mutual funds, institutions and, to a lesser extent, individuals.

              Fred M. Alger III serves as Chairman of the Board and President and Gregory S. Duch serves as Executive Vice President and Treasurer of the following companies: Associates; Alger, Inc.; Alger; Alger Properties, Inc.; Alger Shareholder Services, Inc.; and Alger Life Insurance Agency, Inc. Mr. Duch also is a member of the Board of Directors of Associates, Alger, Inc. and Alger. Mr. Alger also serves as Chairman of the Board of Analysts Resources, Inc. ("ARI"). Mr. Alger serves as Chairman of the Board and President and Mr. Duch serves as Treasurer of The Alger Fund, The Alger American Fund, Spectra Fund, The Alger Institutional Fund and Castle Convertible Fund, Inc. Mr. Duch also serves as Executive Vice President, Treasurer and Director of ARI and as Chairman of the Board of Alger National Trust Company. The principal business address of each of the companies listed above, other than Alger, Inc., and Alger Shareholder Services, Inc. and Alger National Trust Company is 111 Fifth Avenue, New York, NY 10003. The principal business address of Alger, Inc., Alger Shareholder Services, Inc. is 30 Montgomery Street, Jersey City, NJ 07302. The principal address of Alger National Trust Company is 78 Headquarters Plaza, West Tower - Fourth Floor, Morristown, NJ 07960.

        J.    GE U.S. EQUITY: SUB-ADVISER - GE ASSET MANAGEMENT, INC. ("GEAM")

              GEAM is a wholly-owned subsidiary of General Electric Company ("GE"). The directors and executive officers of GEAM are John H. Myers, President, Chief Executive Officer and Director; Michael J. Cosgrove, Executive Vice President and Director; Alan M. Lewis, Executive Vice President, General Counsel, and Director; Robert A. MacDougall, Executive Vice President and Director; Eugene K. Bolton, Executive Vice President and Director; Donald W. Torey, Executive Vice President and Director; Ralph R. Layman, Executive Vice President and Director; John J. Walker, Executive Vice President, Chief Financial Officer and Director; Geoffrey R. Norman, Executive Vice President and Director; and David J Beck, Executive Vice President and Director. All of these officers and/or directors have no substantial business, profession, vocation or employment other than their positions with GEAM and its affiliates.

        K. PBHG/NWQ VALUE SELECT: CO-SUB-ADVISERS - NWQ INVESTMENT MANAGEMENT COMPANY, LLC ("NWQ") AND PILGRIM BAXTER & ASSOCIATES, LTD. ("PILGRIM BAXTER")

              NWQ is a Delaware limited liability company and is a wholly-owned subsidiary of The John Nuveen Company. NWQ provides investment advice to individuals, pension funds, profit sharing funds, charitable institutions, educational institutions, trust accounts, corporations, insurance companies, municipalities and governmental agencies.

              The directors and officers of NWQ are listed below. Unless otherwise indicated, the executive committee and officers of NWQ are located at NWQ's principal place of business in Los Angeles, California. The executive committee of NWQ consists of Michael C. Mendez, Jon D. Bosse and Edward C. Friedel. Officers of the firm (established with the merging of NWQ Investment Management Inc. into the Delaware limited liability company in August 2002, or named shortly thereafter) are Michael C. Mendez, President and Chief Executive Officer; Jon D. Bosse, Chief Investment Officer; Edward C. Friedel, Managing Director; Mary-Gene Slaven, Treasurer and Secretary; Peter H. D'Arrigo, Assistant Treasurer (Chicago), Allen G. Berkshire, Assistant Secretary (Chicago); Larry W. Martin, Assistant Secretary (Chicago); and Gifford R. Zimmerman, Assistant Secretary (Chicago). In addition, the following are Managing Directors of the firm: James H. Galbreath (Denver), Phyllis G. Thomas, David B. Iben, Ronald R. Sternal (Minneapolis), Carl C. Katerndahl, and in addition to their offices above, Ms. Slavin and Messrs. Friedel and Bosse, Senior Vice Presidents of NWQ, are Kenneth I. Frankel and Mark A. Morris, while Vice Presidents include; Darcy A. Gratz, Patrick Gostigian, Paul J. Hechmer, Hazael Meza, Mark R. Patterson, Martin Pollack, Kathy Seroff, Michael Carne, Kirk Allen, John Severson, David Stumpf and Gregg Tenser.

              (See Pilgrim Baxter below)

        L.    THIRD AVENUE VALUE: SUB-ADVISER - THIRD AVENUE MANAGEMENT LLC
              ("TAM")

              TAM is a Delaware Limited Liability Company. The parent company of TAM is Third Avenue Holdings Delaware LLC, 60% of the interests of which is indirectly owned by Affiliated Managers Group, Inc. and the remaining 40% of which is owned by the senior management of TAM, certain key employees of the sub-adviser and the children of Martin J. Whitman.

              The officers of TAM are listed below. Unless otherwise indicated, each Chief Operating Officer has held the positions listed at TAM or its predecessor for at least the past two years and is located at TAM's business address of 622 Third Avenue, New York, New York, 10017. Martin J. Whitman, Chairman and Co-Chief Investment Officer of TAM; Chairman and Chief Executive Officer of Third Avenue Trust; Chairman and Chief Executive of Third Avenue Variable Series Trust; Member of the Board of Directors of Danielson Holding Corporation, and Nabors Industries, Inc.; David M. Barse, President of TAM; President, Trustee and Chief Operating Officer of Third Avenue Trust; Chief Executive Officer of M.J. Whitman LLC, and Director of Danielson Holding Corporation; Michael T. Carney, Chief Financial Officer of TAM, M.J. Whitman LLC, Third Avenue Trust and Third Avenue Variable Series Trust. Willard J. Hall, General Counsel and Secretary of TAM, Third Avenue Trust, Third Avenue Variable Series Trust and M.J. Whitman LLC.

        M. SALOMON ALL CAP: SUB-ADVISER - SALOMON BROTHERS ASSET MANAGEMENT INC. ("SaBAM")

              SaBAM is located at 399 Park Avenue, New York, NY, 10022. The officers are Virgil H. Cumming, Director, also serving as Managing Director and Chief Investment Officer of Salomon Smith Barney, Inc., New York, NY; Peter J. Wilby, Managing Director; Jeffrey S. Scott, Chief Compliance Officer; and Michael F. Rosenbaum, Chief Legal Officer, also serving as General Counsel to Citigroup Asset Management.

        N. T. ROWE PRICE SMALL CAP, T. ROWE PRICE EQUITY INCOME, AND T. ROWE PRICE GROWTH STOCK: SUB-ADVISER - T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE")

              T. Rowe is located at 100 East Pratt Street, Baltimore, MD 21202. Calvin W. Burnett, Ph.D., Director of T. Rowe, is President of Coppin State College. Anthony W. Deering, Director of T. Rowe, is Director, Chairman of the Board, President, and Chief Executive Officer of The Rouse Company, real estate developers. Donald W. Dick, Jr., Director of T. Rowe, is a Principal of EuroCapital Advisors, LLC, an acquisition and management advisory firm. David
              K. Fagin, Director of T. Rowe, is Chairman and President of Nye Corporation. F. Pierce Linaweaver, Director of T. Rowe, is President of F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers. Hanne M. Merriman, Director of
              T. Rowe, is a Retail Business Consultant. John G. Schreiber, Director of T. Rowe, is Owner/President of Centaur Capital Partners, Inc., a real estate investment company. Mr. Schreiber is also Senior Advisor and Partner of Blackstone Real Estate Advisors, L.P. Hubert D. Vos, Director of T. Rowe, is Owner/President of Stonington Capital Corporation, a private investment company. Paul M. Wythes, Director of T. Rowe, is a Founding Partner of Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high technology companies throughout the United States. The remaining Officers are Edward C. Bernard, Director and Vice President of T. Rowe; Vice President of TRP Distribution, Inc.; Director and President of T. Rowe Price Advisory Services, Inc.; Director and Vice President of T. Rowe Price Group, Inc.; Director and President of T. Rowe Price Insurance Agency, Inc.; Director and President of T. Rowe Price Investment Services, Inc.; Director and Chairman of the Board of T. Rowe Price Savings Bank; and Director of T. Rowe Price Services, Inc.; James A. C. Kennedy, Director and Vice President of T. Rowe; Director and Vice President of T. Rowe Price Group, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc.; William T. Reynolds, Director and Vice President of T. Rowe; Director of TRP Finance, Inc.; Director of T. Rowe Price Global Asset Management Ltd.; Director and Vice President of T. Rowe Price Group, Inc.; Director and President of
              T. Rowe Price Recovery Fund Associates, Inc.; President of T. Rowe Price Recovery Fund II Associates LLC; Director and Chairman of the Board of T. Rowe Price Stable Asset Management, Inc.; James S. Riepe, Director and Vice President of T. Rowe; Director and President of TRP Distribution, Inc.; Director and President of TRP Suburban, Inc.; Director and President of TRP Suburban Second, Inc.; Director and President of TRP Suburban Third, Inc.; Director of TRPH Corporation; Director of T. Rowe Price Advisory Services, Inc.; Director and Chairman of T. Rowe Price Global Asset Management Ltd.; Director of T. Rowe Price Global Investment Services Ltd.; Director, Vice President and Vice Chairman of the Board of T. Rowe Price Group, Inc.; Director of T. Rowe Price Insurance Agency, Inc.; Director of T. Rowe Price International, Inc.; Director and Chairman of the Board of T. Rowe Price Investment Services, Inc.; Director and Chairman of the Board of
              T. Rowe Price Investment Technologies, Inc.; Director and Chairman of the Board of T. Rowe Price Program for Charitable Giving, Inc.;

              Director and President of T. Rowe Price Real Estate Group, Inc.; Director and Chairman of the Board of T. Rowe Price Retirement Plan Services, Inc.; Director and Chairman of the Board of T. Rowe Price Services, Inc.; Director and Vice President of T. Rowe Price Stable Asset Management, Inc.; Director, Trust Officer, Chairman of the Board and President of T. Rowe Price Trust Company; Director and Chairman of the Board of T. Rowe Price (Canada), Inc.; George A. Roche, Director and President of T. Rowe; Director and Chairman of the Board of TRP Finance, Inc.; Director and Vice President of TRP Suburban, Inc.; Director and Vice President of TRP Suburban Second, Inc.; Director and Vice President of TRP Suburban Third, Inc.; Director, Chairman of the Board, and President of T. Rowe Price Group, Inc.; Director of T. Rowe Price International, Inc.; Director of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc.; M. David Testa, Director, Chief Investment Officer, and Vice President of T. Rowe; Director of TRPH Corporation; Director of T. Rowe Price Global Asset Management Ltd.; Director of T. Rowe Price Global Investment Services Ltd.; Director, Vice Chairman of the Board, Chief Investment Officer, and Vice President of T. Rowe Price Group, Inc.; Director of T. Rowe Price International, Inc.; Director of
              T. Rowe Price Real Estate Group, Inc.; Director and Vice President of T. Rowe Price Trust Company; Director and President of T. Rowe Price (Canada), Inc.

        O. PBHG MID CAP GROWTH: SUB-ADVISER - PILGRIM BAXTER & ASSOCIATES, LTD. ("PILGRIM BAXTER")/PBHG/NWQ VALUE SELECT: CO-SUB-ADVISERS - PILGRIM BAXTER AND NWQ INVESTMENT MANAGEMENT COMPANY, LLC ("NWQ")

              Pilgrim Baxter is located at 1400 Liberty Ridge Dr., Wayne, PA 19087. Harold J. Baxter, Chairman, Chief Executive Officer and Director, also serves as Trustee to PBHG Fund Distributors; PBHG Funds, PBHG Insurance Series Fund; PBHG Fund Services; and PBHG Shareholder Services.

              The remaining officers and directors of Pilgrim Baxter are Gary L. Pilgrim, President and Director (also serves as Trustee of PBHG Fund Services and PBHG Shareholder Services and President of PBHG Funds and PBHG Insurance Series Fund); Kevin M. Hunt, Director (also serves as Executive Vice President and Head of Sales, Marketing and Product Development of Old Mutual (US) Holdings, Inc., an affiliate of Pilgrim Baxter); Scott F. Powers, Director (also serves as Director of eSecLending, Analytic Investors, Inc., Barrow Hanley, Mewhinney & Strauss, Provident Investment Counsel, Inc., Dwight Asset Management Company, and Director and Chief Executive Officer of Old Mutual (US) Holdings, Inc. and Old Mutual Asset Managers (US) LLC, affiliate companies of Pilgrim Baxter); Thomas M. Turpin, Director (also serves as Executive Vice President and Chief Operating Officer of Old Mutual (US) Holdings, Inc. and Director of Old Mutual Asset Managers LLC); Michael S. Sutton, Chief Investment Officer and Senior Vice President; Eric
              C. Schneider, CPA, Chief Financial Officer, Director and Senior Vice President (also serves as Chief Financial Officer and Treasurer of PBHG Fund Services, Chief Financial Officer of PBHG Shareholder Services, and Trustee of PBHG Fund Distributors); Brian C. Dillon, CPA, Vice President and Chief Compliance Officer (also serves as Chief Compliance Officer and Registered Principal of PBHG Fund Distributors; Chief Compliance Officer of PBHG Fund Services and PBHG Shareholder Services, and Vice President of PBHG Funds and PBHG Insurance Series Fund); and John M. Zerr, Senior Vice President, General Counsel and Secretary (also serves as Vice President, General Counsel and Secretary of PBHG Funds and PBHG Insurance Series Fund and General Counsel and Secretary of PBHG Fund Services and PBHG Shareholder Services).

              (See NWQ above)

        P. DREYFUS MID CAP AND DREYFUS SMALL CAP VALUE: SUB-ADVISER - THE DREYFUS CORPORATION ("DREYFUS")

              Dreyfus is located at 200 Park Avenue, New York, New York 10166. The officers of Dreyfus are Mandell L. Berman, Director, also self-employed as a Real Estate Consultant, Residential Builder and Private Investor; Stephen R. Byers, Director, Vice Chairman and Chief Investment Officer, also serving as President of Lighthouse Growth Advisors LLC, Senior Vice President of Dreyfus Service Corporation, Member, Board of Managers of Founders Asset

              Management, LLC, Chief Investment Officer and Director of Dreyfus Investment Advisors, Inc.; Stephen E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer, also serving as Vice Chairman of Mellon Financial Corporation, Vice Chairman of Mellon Bank, N.A., Board Member of Mellon Growth Advisors, Inc, Chairman of the Board, Director and President of Dreyfus Investment Advisors, Inc., Director of Newton Management Limited, Executive Committee Member of Mellon Bond Associates, LLP, Executive Committee Member of Mellon Equity Associates, LLP, Director of Franklin Portfolio Associates, LLC, Director of Franklin Portfolio Holdings, Inc., Director of The Boston Company Asset Management, LLC, Director of TBCAM Holdings, Inc., Director of Mellon Capital Management Corporation, Member of the Board of Managers of Founders Asset Management LLC, Director, Chairman, President and Chief Executive Officer of The Dreyfus Trust Company; J. Charles Cardona, Director and Vice Chairman, also serving as Chairman of the Board of Dreyfus Investment Advisors, Inc., Director of Boston Safe Advisors, Inc. and Executive Vice President and Director of Dreyfus Service Corporation; Steven G. Elliott, Director, also serving as Director, Senior Vice Chairman and Chief Financial Officer of Mellon Financial Corporation, Director, Senior Vice Chairman and Chief Financial Officer of Mellon Bank, N.A., Director of Mellon EFT Services Corporation, Director and Vice President of Mellon Financial Services Corporation #1, Vice President of Boston Group Holdings, Inc., Treasurer of APT Holdings Corporation, Director of Allomon Corporation, Principal Executive Officer, Chief Executive Officer, Director and President of Mellon Financial Company, Director of Mellon Overseas Investments Corporation, Treasurer of Mellon Financial Services Corporation #5, Director of Mellon Financial Markets, Inc., Director of Mellon Financial Services Corporation #17, Director of Mellon Mortgage Company and Director of Mellon Ventures, Inc.; Lawrence S. Kash, Vice Chairman, also serving as Director of The Dreyfus Trust Company, Executive Vice President of Mellon Bank, N.A. and Director and President of Boston Group Holdings, Inc.; David F. Lamere, Director, also serving as Vice Chairman of Mellon Financial Corporation, President and Director of Wellington-Medford II Properties, Inc., President and Director of TBC Securities Co., Inc., Chairman and CEO of The Boston Company, Inc., Chairman and CEO of Boston Safe Deposit and Trust Company, Chairman and Director of Mellon Private Trust Co., N.A., Director of Newton Management Limited, Executive Committee Member of Laurel Capital Advisors, LLP, Vice Chairman, Executive Management Group and Executive Vice President of Mellon Bank, N.A., Chairman of Mellon Trust of New York National Association, Chairman of Mellon Trust of California, Chairman and Director of Mellon United National Bank, President and Director of Mellon Asset Holding's, Inc. and President of Mellon Global Investing Corp.; Martin G. McGuinn, Director, also serving as Chairman, Chief Executive Officer and Director of Mellon Financial Corporation, Chairman, Chief Executive Officer and Director of Mellon Bank, N.A. and Vice Chairman of Mellon Leasing Corporation; Michael G. Millard, Director and President, also serving as Vice President of Lighthouse Growth Advisors LLC, Chairman of the Board, Chief Executive Officer, Director, Executive Vice President, Senior Vice President and Executive Vice President - Dreyfus Investment Division of Dreyfus Service Corporation, Director of Dreyfus Service Organization, Inc., Director of Dreyfus Insurance Agency of Massachusetts Inc., Director of Board of Managers of Founders Asset Management LLC and Director of Boston Safe Advisors, Inc.; Ronald P. O'Hanley, Vice Chairman and Director, also serving as Vice Chairman of Mellon Financial Corporation, Vice Chairman of Mellon Bank, N.A., Board Member of Mellon Growth Advisors, LLC, Board Member of Standish-Mellon Asset Management Holdings, LLC, Board Member of Standish-Mellon Asset Management Company, LLC, Director of Franklin Portfolio Holdings, Inc., Director of Franklin Portfolio Associates, LLC, Partner Representative of Pareto Partners (NY), Executive Committee Member and Director of Boston Safe Deposit and Trust Company, Executive Committee Member and Director of The Boston Company, Inc., Director of Buck Consultants, Inc., Executive Committee Member and Director of Newton Management Limited, Non-Resident Director of Mellon Global Investments Japan Ltd., Director of TBCAM Holdings, Inc., Director of The Boston Company Asset Management, LLC, Chairman and Director of Boston Safe Advisors, Inc., Partner Representative of Pareto Partners, Director of Mellon Capital Management Corporation, Director of Certus Asset Advisors Corp., Trustee and Chairman of Mellon Bond Associates, LLP, Trustee and Chairman of Mellon Equity Associates, LLP, Director, Chairman and Chief Executive Officer of Mellon Global Investing Corp., Trustee of Laurel Capital Advisors; J. David Officer, Vice Chairman and Director, also serving as President, Executive Vice President and Director of Dreyfus Service Corporation, Manager of Board of Managers and President of MBSC, LLC, Director of Boston Safe Advisors, Inc., Chairman and Director of Dreyfus Transfer, Inc., Director of Dreyfus Service Organization, Inc., Director of Dreyfus Insurance Agency of Massachusetts, Inc., Chairman of Dreyfus Brokerage Services, Inc., Director of Seven Six Seven Agency, Inc., Director of Mellon Residential Funding Corp., Director of Mellon Trust of Florida, N.A., Executive Vice President of Mellon Bank, N.A., Vice Chairman and Director of The Boston Company, Inc., President and Director of RECO, Inc., Director of Boston Safe Deposit and Trust Company, Director of Mellon Trust of New York, Director of Mellon Trust of California, Director of Mellon United National Bank, Director of Boston Group Holdings, Inc., Director of Dreyfus Financial Services Corp. and Director of Dreyfus Investment Services Corporation; Richard W. Sabo, Director, also serving as President and Chief Executive Officer of Founders Asset Management LLC; Diane P. Durnin, Executive Vice President, also serving as Director of Seven Six Seven Agency, Inc.; Mark N. Jacobs, General Counsel, Executive Vice President and Secretary, also serving as Director of Dreyfus Investment Advisors, Inc., Director of The Dreyfus Trust Company and President and Director of The TruePenny Corporation; Patrice
              M. Kozlowski, Senior Vice President of Corporate Communications; William H. Maresca, Controller, also serving as Vice President and Treasurer of Lighthouse Growth Advisors LLC, Chief Financial Officer, Treasurer and Director of The Dreyfus Trust Company, Chief Financial Officer and Manager of Board of Managers of MBSC, LLC, Chief Financial Officer and Director of Boston Safe Advisors, Inc., Chief Financial Officer and Director of Dreyfus Service

              Corporation, Treasurer of Dreyfus Consumer Credit Corporation, Treasurer of Dreyfus Investment Advisors, Inc., Vice President and Director of Dreyfus-Lincoln, Inc., Vice President and Director of The TruePenny Corporation, Vice President of The Trotwood Corporation, Vice President of Trotwood Hunters Corporation, Vice President of Trotwoods Hunters Site A Corp., Chief Financial Officer of Dreyfus Transfer, Inc., Treasurer of Dreyfus Service Organization, Inc. and Assistant Treasurer of Dreyfus Insurance Agency of Massachusetts, Inc.; Mary Beth Leibig, Vice President of Human Resources; Angela E. Price, Vice President; Theodore A. Schachar, Vice President of Tax, also serving as Assistant Treasurer of Lighthouse Growth Advisors LLC, Vice President of Tax of Dreyfus Service Corporation, Vice President of Tax of MBSC, LLC, Chairman and President of The Dreyfus Consumer Credit Corporation, Vice President of Tax of Dreyfus Investment Advisors, Inc. and Vice President of Tax of Dreyfus Service Organization, Inc.; Wendy Strutt, Vice President; Raymond J. Van Cott, Vice President of Information Systems, also serving as Vice President of Mellon Financial Corporation; James Bitetto, Assistant Secretary, also serving as Secretary of The TruePenny Corporation, Assistant Secretary of Dreyfus Service Corporation, Assistant Secretary of Dreyfus Investment Advisors, Inc., Assistant Secretary of Dreyfus Service Organization and Vice President and Director of The Dreyfus Consumer Credit Corporation; Steven F. Newman, Assistant Secretary, also serving as Vice President, Director and Secretary of Dreyfus Transfer, Inc. and Secretary of Dreyfus Service Organization, Inc.


        Q.    GREAT COMPANIES - AMERICA(SM) AND GREAT COMPANIES -
              TECHNOLOGY(SM): SUB-ADVISER - GREAT COMPANIES, L.L.C.
              ("GREAT COMPANIES") TEMPLETON GREAT COMPANIES GLOBAL: CO-SUB-ADVISERS - GREAT COMPANIES AND TEMPLETON INVESTMENT COUNSEL, LLC ("TEMPLETON")

              Great Companies, L.L.C. ("Great Companies"), 635 Court Street, Clearwater, Florida 33756, serves as sub-adviser to Great Companies - America(SM) and Great Companies - Technology(SM), and as co-sub-adviser to Templeton Great Companies Global. John R. Kenney, Chairman and Co-CEO, also serves as Director and Chairman of ATSF; Trustee and Chairman of IDEX Mutual Funds; James Hare Huguet, serves as President and Co-CEO of Great Companies; Alan F. Warrick, Director, also serves as Managing Director of AEGON USA (Cedar Rapids, IA) and Western Reserve Life Assurance Co. of Ohio (St. Petersburg, FL); Thomas R. Moriarty, Director, also serves as Chairman, Director and President of InterSecurities, Inc.; and Vice President of AFSG Securities, Inc.; (all of St. Petersburg,
              FL); Jerome C. Vahl, Director, also serves as Director and President of Western Reserve Life Assurance Co. of Ohio.

              Templeton Investment Counsel, LLC ("Templeton"), One Franklin Parkway, San Mateo, California 94403-1906, serves as co-sub-adviser to IDEX Templeton Great Companies Global. The executive officers of Templeton are as follows: Donald F. Reed, CEO; Gary P. Motyl, President; Martin L. Flanagan, Executive Vice President & COO; Gregory E. McGowan, Executive Vice President & Secretary; Mark R. Beveridge, Sr. Vice President & Portfolio Manager - Research Analyst; Tracy A. Harrington, Sr. Vice President - Institutional Marketing Support; William Howard, Sr. Vice President & Portfolio Manager - Research Analyst; Charles R. Hutchens, Sr. Vice President & Director Client Services; Peter A. Nori, Sr. Vice President & Portfolio Manager - Research Analyst; Cindy L. Sweeting, Sr. Vice President & Portfolio Manager - Research Analyst; Edgerton T. Scott, Sr. Vice President & Portfolio Manager - Research Analyst; Michael J. Corcoran, Vice President & Controller; Peter D. Anderson, Sr. Vice President - Institutional Marketing; Guang Yang, Sr. Vice President & Portfolio Manager - Research Analyst.


        R.    AMERICAN CENTURY INCOME AND GROWTH AND AMERICAN CENTURY
              INTERNATIONAL: SUB-ADVISER - AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("AMERICAN CENTURY")

              American Century is located at, 4500 Main Street, Kansas City, MO 64111. James Evans Stowers, Jr. is Director and Stockholder; James Evans Stowers, III is Director and Portfolio Manager; William McClellan Lyons is President and Chief Executive Officer and Director; Robert T. Jackson is Executive Vice President and Chief Financial Officer; David C. Tucker is Chief Legal Officer and Senior Vice President; Robert C. Puff is Chairman of the Board; Paul Adam Ehrhardt is Senior Vice President; William E. Koehler is Vice President and Investment Liason; John A. Lopez is Senior Vice President; Mark L. Mallon is Chief Investment Officer and Senior Vice President.

        S.    MUNDER NET50: SUB-ADVISER - MUNDER CAPITAL MANAGEMENT ("MUNDER")

              Munder is located at 480 Pierce Street, Birmingham, MI 48009. James C. Robinson, Chief Executive Officer, also serves as Vice President of The Munder Funds, Portfolio Manager for World Asset Management, and Registered Representative for LPM Investment Services, Inc.; Michael Thomas Monahan is Chairman and President; Terry Harley Gardner, Vice President and Chief Financial Officer, also serves as Vice President and Chief Financial Officer of Munder Capital Management, Inc. and World Asset Management, LLC, Vice President and Treasurer of The Munder Funds; and Secretary to the Board of LPM Investment Services, Inc.; Peter Glidden Root, Vice President and Chief Investment Officer, is also a registered representative of LPM Investment Services, Inc; Leonard J. Barr II, Sr. VP & Director of Core Equity, also serves as Senior Vice President and Director of Research for Munder Capital Management, Inc., Vice President of The Munder Funds, and Director of LPM Investment Services, Inc.; and Geoffrey A. Wilson, Treasurer and Senior Portfolio Manager, is also a Registered Representative for LPM Investment Services, Inc.

        T. CAPITAL GUARDIAN VALUE, CAPITAL GUARDIAN U.S. EQUITY AND CAPITAL GUARDIAN GLOBAL: SUB-ADVISER - CAPITAL GUARDIAN TRUST COMPANY ("CAPITAL GUARDIAN")

              Capital Guardian is located at, 333 South Hope Street, Los Angeles, CA 90071. The executive officers include: Roberta A. Conroy, Senior Counsel; Michael R. Erickson, Director; David I. Fisher, Director; William H. Hurt, Chairman & Director; Nancy J. Kyle, Director; Robert Ronus, Director; Theodore R. Samuels, Director; Lionel A. Sauvage, Director; John H. Seiter, Director & Executive Vice President; Eugene P. Stein, Executive Vice President; Andrew F. Barth, Director; Julius T. Berkemeir, Vice President; James S. Kong, Senior Vice President; Karin L. Larson Director; Louise M. Moriarty, Senior Vice President; Shelby Notkin, Senior Vice President.

        U. CLARION REAL ESTATE SECURITIES: SUB-ADVISER - ING CLARION REAL ESTATE SECURITIES ("CLARION")

              Clarion is located at 259 North Radnor-Chester Road, Suite 205, Radnor, PA 19087. The officers are as follows: Ritson T. Ferguson, Executive Officer/Chief Investment Officer; Jarrett B. Kling, Executive Officer; John A. Weisz, Executive Officer; Stephen J. Furnary, Executive Officer; Charles Grossman, Executive Officer; and Arnoldus W. Veenhuysen, Executive Officer.

        V.    JENNISON GROWTH: SUB-ADVISER - JENNISON ASSOCIATES LLC
              ("JENNISON")

              Jennison is a wholly-owned subsidiary of Prudential Financial, Inc. Jennison provides investment supervisory services to its clients, which are comprised primarily of qualified and non-qualified plans, foundations, endowments, mutual funds, private investment companies and other institutional clients.

              The business and other connections of Jennison's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, New York 10017.

              The officers are as follows: Dennis M. Kass, Director, Chairman and Chief Executive Officer, also serving as Director of Prudential Trust Company; Spiros Segalas, Director, President and Chief Investment Officer; Michael A. Del Balso, Director and Executive Vice President; Karen E. Kohler, Director, Executive Vice President, Chief Operating Officer and Chief Compliance Officer; Kathleen A. McCarragher, Director and Executive Vice President; Mary-Jane Flaherty, Director, also serving as Managing Director - Strategic Initiatives of Prudential Investment Management, Inc. ("PIM"), Director and Vice President of Prudential Asset Management Holding Company ("PAMHC"); Philip N. Russo, Director, also serving as Director and Vice President of PIM, Director of PRICOA General Partner Limited; Victor Y. Sim, Director, also serving as Vice President of The Prudential Insurance Company of America ("PICA"); John R. Strangfeld, Director, also serving as Vice Chairman of Prudential Financial, Inc. ("PFI"), Director, Chairman and Chief Executive Officer of Prudential Securities Group, Inc., Director, Chairman and Chief Executive Officer of Prudential Securities Incorporated, Director and President of PAMHC, Director and Chairman of PIM, Executive Vice President of PICA, Executive Vice President of Prudential Investment Management Services LLC, Director and Chairman of PIM Global Financial Strategies, Inc., President of PGMA Financial Corporation, Director and President of Prudential Capital & Investment Services, LLC; Kevin C. Uebelein, Director, also serving as Director, Chief Investment Officer, Senior Managing Executive Officer and Executive Officer of The Gibralter Life Insurance Company, Ltd, Senior Vice President of PIM, Director of Prudential Holdings of Japan, Inc. and Director of Asian Infrastructure Mezzanine Capital Fund; and Bernard B. Winograd, Director, also serving as Senior Vice President of PFI, Director, Chief Executive Officer and President of PIM, Director and Vice President of PAMHC, Director and Chairman of PIM Warehouse, Inc., Director and Chairman of PIC Holdings Limited, Director of Circle Housing Corporation, and Chief Executive Officer and Trustee of 745 Property Investments.

        W.    MFS HIGH YIELD: SUB-ADVISER - MFS INVESTMENT MANAGEMENT ("MFS")

              MFS is located at 500 Boylston Street, Boston, Massachusetts 02116. The Directors of MFS are John W. Ballen, Kevin R. Parke, Joseph W. Dello Russo, William W. Scott, Martin E. Beaulieu, William W. Stinson and James C. Baillie. Jeffrey L. Shames is the Chairman, Mr. Ballen is Chief Executive Officer, Mr. William Scott is Vice Chairman, Mr. Dello Russo is Executive Vice President and also Chief Administrative Officer. Mr. Parke is President and also Chief Investment Officer. Stephen E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Senior Vice President and Treasurer of MFS.

        X. BLACKROCK GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES, BLACKROCK LARGE CAP VALUE AND BLACKROCK MID CAP: SUB - ADVISER - BLACKROCK ADVISORS, INC. ("BLACKROCK")

              BlackRock is located at 400 Bellevue Parkway, Wilmington, DE 19809. Laurence D. Find, Chairman and CEO, also serves as Chairman and CEO of BlackRock, Inc. (New York, New York), BlackRock Financial Management, Inc., BlackRock (Japan) Inc. (New York, New
              York), BlackRock International, Ltd. (Edinbugh, Scotland), BlackRock Investments, Inc. (formerly Provident Advisers, Inc.) (NY, NY),and Chief Executive Officer of BlackRock Advisors, Inc., BlackRock Institutional Management Corporation (Wilmington, DE), and BlackRock Capital Management, Inc. (Wilmngton, DE), and as President, Treasurer and Trustee of BlackRock Funds, Inc. (NY,
              NY); Ralph L. Schlosstein, President and Director, also serves as President and Director of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., BlackRock(Japan) Inc., BlackRock International, Ltd.,and BlackRock Investments, Inc.; Robert S. Kapito, Vice Chairman and Director, also serves as Vice Chairman of BlackRock, Inc. and Vice Chairman and Director of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., BlackRock(Japan) Inc., BlackRock International, Ltd.,and BlackRock Investments, Inc.; Robert P. Connolly, Managing Director, General Counsel and Secretary, also serves as Managing Director, General Counsel and Secretary of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., BlackRock(Japan) Inc., BlackRock International, Ltd.,and BlackRock Investments, Inc.; Paul L. Audet, Director, also serves and Chief Financial Officer and Managing Director of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock(Japan) Inc., BlackRock International, Ltd., and BlackRock Investments, Inc. and as Director of BlackRock Institutional Management Corporation and BlackRock Capital Management, Inc.; Keith T. Anderson, Managing Director, also serves as Managing Director of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., BlackRock(Japan) Inc., BlackRock International, Ltd., and BlackRock Investments, Inc.; William J. Wykle, Managing Director, also serves as Managing Director of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation and BlackRock Capital Management, Inc.; Bennett W. Golub, Managing Director, also serves as Managing Director of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation, and BlackRock Capital Management, Inc.; Laurence J. Carolan, Managing Director & Director, also serves as Managing Director and Director of BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc. and as Managing Director of BlackRock, Inc.; Kevin M. Klingert, Managing Director and Director, also serves as Managing Director and Director of BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., and Managing Director of BlackRock, Inc.; James P. Moran, Managing Director & Director, also serves as Managing Director & Director of BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., and BlackRock Investments, Inc. and as Managing Director of BlackRock, Inc.; and Thomas H. Nevin, Managing Director & Director, also serves as Managing Director and Director of BlackRock Institutional Management Corporation and BlackRock Capital Management, Inc., and as Managing Director of BlackRock, Inc.

        Y. PIMCO TOTAL RETURN: SUB-ADVISER - PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO")

              PIMCO is located at, 840 Newport Center Drive, Suite 300, Newport Beach CA 92660. Arnold, Tamara J. Executive Vice President, PIMCO and PIMCO Management, Inc; Asay, Michael R. Senior Vice President, PIMCO and PIMCO Management, Inc.; Baker, Brian P. Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Singapore) Limited; Bass, Shannon Senior Vice President, PIMCO and PIMCO Management, Inc.; Beaumont, Stephen B. Vice President, PIMCO and PIMCO Management, Inc.; Benz, William R. II Managing Director, Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC; Bhansali, Vineer Executive Vice President, PIMCO and PIMCO Management, Inc.; Bishop, Gregory A. Senior Vice President, PIMCO and PIMCO Management, Inc.; Vice President, PIMCO Variable Insurance Trust; Borneleit, Adam Vice President, PIMCO and PIMCO Management, Inc.; Brown, Eric Vice President, PIMCO and PIMCO Management, Inc.; Assistant Treasurer, the Trust, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc.; Brynjolfsson, John B. Executive Vice President, PIMCO and PIMCO Management, Inc. Burns, R. Wesley Managing Director, PIMCO. Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC. President and Trustee of the Trust and PIMCO Variable Insurance Trust; President and Director of PIMCO Commercial Mortgage Securities Trust, Inc.; Director, PIMCO Funds:
              Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; Callin, Sabrina C. Vice President, PIMCO and PIMCO Management, Inc. Clark, Marcia K. Vice President, PIMCO and PIMCO Management, Inc. Conseil, Cyrille Senior Vice President, PIMCO and PIMCO Management, Inc. Cummings, Doug Vice President, PIMCO and

              PIMCO Management, Inc. Cupps, Wendy W. Executive Vice President, PIMCO and PIMCO Management, Inc. Dada, Suhail Vice President, PIMCO and PIMCO Management, Inc. Dawson, Craig Vice President, PIMCO and PIMCO Management, Inc. Dialynas, Chris Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC. Dorff, David J. Vice President, PIMCO and PIMCO Management, Inc. Dow, Michael G. Senior Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Dunn, Anita Vice President, PIMCO and PIMCO Management, Inc. Durn, Sandra Senior Vice President, PIMCO and PIMCO Management, Inc. Easterday, Jeri Vice President, PIMCO and PIMCO Management, Inc. El-Erian, Mohamed A. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. Estep, Bret W. Vice President, PIMCO and PIMCO Management, Inc. Ettl, Robert A. Executive Senior Vice President, PIMCO and PIMCO Management, Inc. Evans, Stephanie D. Vice President, PIMCO and PIMCO Management, Inc. Feingold, Andrea S. Executive Vice President, PIMCO and PIMCO Management, Inc. Fisher, Marcellus Vice President, PIMCO and PIMCO Management, Inc. Fitzgerald, Robert M. Chief Financial Officer and Treasurer, PIMCO, PIMCO Management, Inc., Cadence Capital Management, Inc., NFJ Investment Group, NFJ Management, Inc., Parametric Portfolio Associates, Parametric Management Inc., StocksPLUS Management Inc. and PIMCO Funds Distributors LLC; Chief Financial Officer and Assistant Treasurer, Cadence Capital Management; Director, Senior Vice President and Chief Financial Officer, Oppenheimer Group, Inc.; Chief Financial Officer and Senior Vice President, PIMCO Advisors; Chief Financial Officer, PIMCO Global Advisors LLC. Fournier, Joe Vice President, PIMCO and PIMCO Management, Inc. Foulke, Steve A. Senior Vice President, PIMCO and PIMCO Management, Inc. Frisch, Ursula T. Senior Vice President, PIMCO and PIMCO Management, Inc. Garbuzov, Yuri P. Vice President, PIMCO and PIMCO Management, Inc. Gleason, G. Steven Vice President, PIMCO and PIMCO Management, Inc. Goldman, Stephen
              S. Vice President, PIMCO and PIMCO Management, Inc. Graber, Greg Vice President, PIMCO and PIMCO Management, Inc. Gross, William H. Managing Director and Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President of the Trust and PIMCO Variable Insurance Trust; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners LLC. Hague, John
              L. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC. Hally, Gordon C. Executive Vice President, PIMCO and PIMCO Management, Inc. Hamalainen, Pasi M. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. Hardaway, John P. Senior Vice President, PIMCO and PIMCO Management, Inc.; Treasurer, the Trust, PIMCO Variable Insurance Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and PIMCO Funds: Multi-Manager Series. Harris, Brent R. Managing Director and Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Trustee and Chairman of the Trust and PIMCO Variable Insurance Trust; Director and Chairman, PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board and Executive Committee, PIMCO Advisors; Member of PIMCO Partners LLC. Hart, Phillip Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Sydney) Limited. Harumi, Kazunori Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Hayes, Raymond C. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Hinman, David C. Executive Vice President, PIMCO and PIMCO Management, Inc. Hodge, Douglas M. Executive Vice President, PIMCO and PIMCO Management, Inc. Holden, Brent L. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. Holloway, Dwight F., Jr. Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Hudoff, Mark Senior Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Munich) Limited. Hudson, James Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (London) Limited. Isberg, Margaret E. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President of the Trust. Ivascyn, Daniel J. Vice President, PIMCO and PIMCO Management, Inc. Jacobs, Lew W. Senior Vice President, PIMCO and PIMCO Management, Inc. Kelleher III, Thomas J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Keller, James M. Executive Vice President, PIMCO and PIMCO Management, Inc. Kendrick, Karen Vice President, PIMCO and PIMCO Management, Inc. Kennedy, Raymond G., Jr. Executive Vice President, PIMCO and PIMCO Management, Inc. Kido, Mashiro Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Kiesel, Mark R. Senior Vice President, PIMCO and PIMCO Management, Inc. Kirkbaumer, Steven P. Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Variable Insurance Trust. Koba, Toshio Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Lackey, W. M. Reese Vice President, PIMCO and PIMCO Management, Inc. Larsen, Henrik P. Vice President and Manager, Fund Administration, PIMCO. Vice President, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust and PIMCO Funds: Multi-Manager Series. Lee, David Vice President, PIMCO and PIMCO Management, Inc. Lindgren, Peter Senior Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (London) Limited. Loftus, John S. Managing Director,

              PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President of the Trust; Vice President and Assistant Secretary, StocksPLUS Management, Inc. Lown, David Senior Vice President, PIMCO and PIMCO Management, Inc. Ludwig, Jeff Senior Vice President, PIMCO and PIMCO Management, Inc. Makinoda, Naoto Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Mallegol, Andre J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Mariappa, Sudesh N. Executive Vice President, PIMCO and PIMCO Management, Inc. Martin, Scott W. Vice President, PIMCO and PIMCO Management, Inc. Martini, Michael E. Senior Vice President, PIMCO and PIMCO Management, Inc. Mather, Scott A. Executive Vice President, PIMCO and PIMCO Management, Inc.; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc. McCray, Mark V. Executive Vice President, PIMCO and PIMCO Management, Inc. McCulley, Paul A. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. McDevitt, Joseph E. Executive Vice President, PIMCO and PIMCO Management, Inc.; Director and Chief Executive Officer, PIMCO Global Advisors (Europe) Limited. Meiling, Dean S. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; Member, PIMCO Partners LLC. Metsch, Mark E. Vice President, PIMCO and PIMCO Management, Inc. Mewbourne, Curtis Senior Vice President, PIMCO and PIMCO Management, Inc. Miller, John Vice President, PIMCO and PIMCO Management, Inc. Millimet, Scott Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Mitchell, Gail Vice President, PIMCO and PIMCO Management, Inc. Moll, Jonathan D. Senior Vice President, PIMCO and PIMCO Management, Inc. Monson, Kirsten S. Executive Vice President, PIMCO and PIMCO Management, Inc. Muzzy, James F. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President, PIMCO Variable Insurance Trust; Member of PIMCO Partners LLC.; Vice President of the Trust. Nercessian, Terry Vice President, PIMCO and PIMCO Management, Inc. Norris, John Vice President, PIMCO and PIMCO Management, Inc. Nguyen, Vinh T. Controller, PIMCO; Vice President and Controller, PIMCO Advisors, Cadence Capital Management, Inc., NFJ Management, Inc., Parametric Management, Inc., StocksPLUS Management, Inc., PIMCO Funds Distributors LLC, PIMCO Management, Inc., PIMCO Global Advisors LLC. O'Connell, Gillian Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (London) Limited. O'Keefe, R. Ian Vice President, PIMCO and PIMCO Management, Inc. Okamura, Shigeki Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Ongaro, Douglas J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Otterbein, Thomas J. Executive Vice President, PIMCO and PIMCO Management, Inc. Palghat, Kumar N. Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Australia) Limited. Paulson, Bradley W. Senior Vice President, PIMCO and PIMCO Management, Inc. Perez, Keith Vice President, PIMCO and PIMCO Management, Inc. Phansalker, Mohan V. Executive Vice President, Senior Legal Officer and Assistant Secretary, PIMCO and PIMCO Management, Inc.; Vice President and Assistant Secretary, StocksPLUS Management, Inc. Philipp, Elizabeth M. Senior Vice President, PIMCO and PIMCO Management, Inc. Pittman, David J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Podlich, William F. III Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners LLC. Porterfield, Mark Vice President, PIMCO and PIMCO Management, Inc. Powers, William
              C. Managing Director and Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Member of PIMCO Partners LLC. Rappaport, Marcy Vice President, PIMCO and PIMCO Management, Inc. Reimer, Ron Vice President, PIMCO and PIMCO Management, Inc. Reisz, Paul W. Vice President, PIMCO and PIMCO Management, Inc. Repoulis, Yiannis Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Rodgerson, Carol Vice President, PIMCO and PIMCO Management, Inc. Romano, Mark A. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Roney, Scott L. Senior Vice President, PIMCO and PIMCO Management, Inc.; Director and Chief Executive Officer, PIMCO Global Advisors (Japan) Limited. Rosiak, Jason Vice President, PIMCO and PIMCO Management, Inc. Rowe, Cathy
              T. Vice President, PIMCO and PIMCO Management, Inc. Ruthen, Seth
              R. Senior Vice President, PIMCO and PIMCO Management, Inc. Sargent, Jeffrey M. Senior Vice President, PIMCO, PIMCO Management, Inc., and the Trust, PIMCO Funds: Multi-Manager Series, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc. Schmider, Ernest L. Managing Director and Secretary, PIMCO; Director, Managing Director and Secretary, PIMCO Management, Inc.; Secretary, PIMCO Partners LLC; Director and Assistant Secretary, StocksPLUS Management, Inc.; Senior Vice President, PIMCO Advisors. Scholey, Leland T. Senior Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Schucking, Ivor Senior Vice President, PIMCO and PIMCO Management, Inc. Schulist, Stephen O. Senior Vice President, PIMCO and PIMCO Management, Inc. Scibisz, Iwona E. Vice President, PIMCO and PIMCO Management, Inc. Seliga, Denise C. Senior Vice President, PIMCO and PIMCO Management, Inc. Sellers, Devin Vice President, PIMCO and PIMCO Management, Inc. Shaler, Tim Vice President, PIMCO and PIMCO Management, Inc. Sheehy, Erica Vice President, PIMCO and PIMCO Management, Inc. Simon, Scott Executive Vice President, PIMCO and PIMCO Management, Inc. Telish, Christine Vice President, PIMCO and PIMCO Management, Inc. Theodore, Kyle, J. Vice President, PIMCO and PIMCO Management, Inc. Thomas, Lee R. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member PIMCO Partners LLC. Thompson, William S. Jr. Chief Executive Officer, Managing Director and Executive Committee Member, PIMCO; Director, Managing Director and Chief Executive Officer, PIMCO Management, Inc.; Director and President, StocksPLUS Management, Inc.; Senior Vice President of PIMCO Variable Insurance Trust; Vice President of the Trust and PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board and Executive Committee Member, PIMCO Advisors; Member, President and Chief Executive Officer of PIMCO Partners LLC. Thurston, Powell Vice President, PIMCO and PIMCO Management, Inc. Trosky, Benjamin L. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners LLC. Tyson, Richard E. Senior Vice President, PIMCO and PIMCO Management, Inc. Van de Zilver, Peter A. Vice President, PIMCO and PIMCO Management, Inc. Van Heel, Marc Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Vick, Dave Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Sydney) Limited. Weil, Richard M. Executive Vice President and Assistant Secretary, PIMCO, PIMCO Management, Inc., Cadence Capital Management, and PIMCO Funds Distributors LLC; General Counsel and Senior Vice President, PIMCO Advisors; Secretary, Cadence Capital Management, Inc. NFJ Management, Inc., Parametric Management, Inc., NFJ Investment

              Group, Parametric Portfolio Associates, and StocksPLUS Management, Inc.; Vice President, PIMCO Funds: Multi-Manager Series; Senior Vice President, General Counsel and Assistant Secretary, PIMCO Global Advisors LLC; Senior Vice President and Assistant Secretary, PIMCO Global Advisors (Japan) Limited. Willemsen, Mick Vice President, PIMCO and PIMCO Management, Inc.; Assistant Secretary, the Trust, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc. Wilson, John Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Sydney) Limited. Wilson, Susan Senior Vice President, PIMCO and PIMCO Management, Inc. Wood, George H. Executive Vice President, PIMCO and PIMCO Management, Inc. Wyman, Charles Executive Vice President, PIMCO and PIMCO Management, Inc. Young, David Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Yu, Cheng-Yuan Vice President, PIMCO and PIMCO Management, Inc. Zhu, Changhong Senior Vice President, PIMCO and PIMCO Management, Inc.

         Z. TRANSAMERICA EQUITY, TRANSAMERICA U.S. GOVERNMENT SECURITIES, TRANSAMERICA MONEY MARKET, TRANSAMERICA VALUE BALANCED, TRANSAMERICA CONVERTIBLE SECURITIES AND TRANSAMERICA GROWTH
              OPPORTUNITIES: SUB-ADVISER - TRANSAMERICA INVESTMENT MANAGEMENT, LLC ("TIM")

              TIM is located at 1150 South Olive Street, Suite 2700, Los Angeles, California 90015. The officers are Patrick S. Baird, Manager, and is also Director, President and CEO of AEGON, USA. John R. Kenney, Manager, and is also Chairman, Director and Co-Chief Executive Officer of Great Companies, L.L.C. Larry N. Norman, Manager, and is also Director, AEGON/Transamerica Series Fund, Inc. ("ATSF"), and AEGON/Transamerica Investor Services, Inc; ("ATIS") Director and Chairman, AEGON/Transamerica Fund Advisers, Inc. ("ATFA"), and AEGON/Transamerica Fund Services, Inc. ("ATFS"); and Director and President of AFSG Securities Corporation ("AFSG"). John C. Riazzi, Manager and Chief Executive Officer. Gary U. Rolle, Manager, President and Chief Investment Officer. Brian C. Scott, Manager, and is also Director, President and Chief Executive Officer of ATFA ,ATFS and ATIS; President and Chief Executive Officer, ATSF. Ann Marie Swanson, Vice President, Chief Compliance Officer and Secretary. Jeffrey S. Van Harte, Manager, Senior Vice President and Head of Equities.

        AA.   SELECT+ AGGRESSIVE, SELECT+ GROWTH & INCOME, AND SELECT +
              CONSERVATIVE: SUB-ADVISER - UNION PLANTERS INVESTMENT ADVISORS, INC. ("UNION PLANTERS")

              Union Planters is located at 1 South Church Street, Suite 500, Belleville, Illinois 62220. Alan W. Kennebeck, Chairman & Director, also serves as SEVP of Union Planters Corporation; Paul
              A. Anderson, President & Director, also serves as Chief Investment Officer.

        BB.   MARSICO GROWTH: SUB-ADVISER - BANC OF AMERICA CAPITAL LLC
              ("BACAP")

              BACAP is located at 101 S. Tryon Street, Charlotte, North Carolina 28255. Michael E. Kenneally, President, Chief Investment Officer, Co-Chairman and Manager of BACAP, member of the Management Committee of BACAP, Manager of Banc of America Advisors, LLC, Director of Banc of America Capital Management Alternative Advisors, Inc., and Senior Vice President - Investment Management Products of Banc of America, N.A.; Robert H. Gordon, Chief Marketing Officer, Co-Chairman and Manager of BACAP, Director of Banc of America Capital Management (Ireland), Limited, Director of Banc of America Capital Management Alternative Advisors, Inc., President and Manager of Banc of America Advisors, LLC, Senior Vice President - Investment Management Marketing and Distribution bank of America, N.A.; Edward D. Bedard, Chief Administrative Officer, Treasurer and Manager of BACAP, Director of Banc of America Capital Management (Ireland), Limited, Various to Director, Senior Vice President and Treasurer of Banc of America Capital Management Alternative Advisors, Inc., Chief Operating Officer and Manager of Banc of America Advisors, LLC, Senior Vice President of Bank of America, N.A.; Jacquelyn L. Dezort, Manager of BACAP, Manager of Banc of America Advisors, LLC, Various positions to Senior Vice President of Banc of America, N.A.; Robert W. Decker, Chief Operating Officer and Manager of BACAP, Senior Vice President and Manager of Banc of America Advisors, LLC, Various to Senior Vice President and Director of Banc of America Capital Management Alternative Advisors, Inc., Senior Vice President of Bank of America, N.A.; Kirk D. Hartman, Chief Investment Officer - Fixed Income Management of BACAP, President, Chief Investment Officer and Director of Boatman's Capital Management, Inc. Corporation, President of Sovran Capital Management Corporation, Executive Vice President of Bank of America, N.A., Chief Investment Officer - Fixed Income of Bank of America Investment Management, and President and Director of Fixed Income of Bank of America Capital Management, Inc.

Item 27.     PRINCIPAL UNDERWRITER

             (a) AFSG Securities Corporation ("AFSG") is the principal underwriter for the Fund. AFSG currently serves as principal underwriter for the separate accounts of other affiliated Insurance Companies.

             (b) Directors and Officers of AFSG:

   NAME AND PRINCIPAL BUSINESS                                                        POSITION AND OFFICES WITH
             ADDRESS                       POSITION AND OFFICES WITH UNDERWRITER              REGISTRANT
   ---------------------------             -------------------------------------      -------------------------
Larry N. Norman                      (1)    Director and President                     Director

Anne M. Spaes                        (1)    Director and Vice President

Lisa Wachendorf   Compliance         (1)    Director, Chief Compliance Officer         N/A
                                            and Vice President

John K. Carter                       (2)    Vice President                             Senior Vice President, Secretary
                                                                                       and General Counsel

Linda Gilmer                         (1)    Assistant Treasurer                        N/A

William G. Cummings                  (2)    Vice President, Controller and             N/A
                                            Treasurer
Frank A. Camp                        (1)    Secretary                                  N/A

Priscilla I. Hechler                 (2)    Assistant Vice President and Assistant     N/A
                                            Secretary

Thomas R. Moriarty                   (2)    Vice President                             N/A

Darin D. Smith                       (1)    Vice President and Assistant Secretary     N/A

Teresa L. Stolba                     (1)    Assistant Compliance Officer               N/A

Emily Bates                          (3)    Assistant Treasurer                        N/A

Clifton W. Flenniken                 (4)    Assistant Treasurer                        N/A


------------------------------------
4333 Edgewood Road, N.E., Cedar Rapids, IA  52499-0001
(1)      570 Carillon Parkway, St. Petersburg, FL  33716-1202
(2)      400 West Market Street, Louisville, KY  40202
(3)      1111 North Charles Street, Baltimore, MD  21201

Item 28.      LOCATION OF ACCOUNTS AND RECORDS.

              The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder are in the possession of AEGON/Transamerica Fund Advisers, Inc. and AEGON/Transamerica Fund Services, Inc. at their offices at 570 Carillon Parkway, St. Petersburg. Florida 33716, or at the offices of the Fund's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02111.

Item 29.      MANAGEMENT SERVICES.

              Not applicable

Item 30.      UNDERTAKINGS.

              Not applicable

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, AEGON/Transamerica Series Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities and Exchange Act of 1933 and has duly caused this Post-Effective Amendment No. 58 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of St. Petersburg, State of Florida, on the 9th day of October 2003.


                                        AEGON/TRANSAMERICA SERIES FUND, INC.


                                        By: /s/ John R. Kenney
                                           ---------------------------------
                                              John R. Kenney*
                                              Chairman of the Board

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 58 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE AND TITLE                                              DATE
-------------------                                              ----

 /s/ John R. Kenney                                         October 9, 2003
----------------------------------------
John R. Kenney*
Director, Chairman of the Board

 /s/ Brian C. Scott                                         October 9, 2003
----------------------------------------
Brian C. Scott*
President & Chief Executive Officer

 /s/ Larry N. Norman                                        October 9, 2003
----------------------------------------
Larry N. Norman*
Director

 /s/ Peter R. Brown                                         October 9, 2003
----------------------------------------
Peter R. Brown *
Director, Vice Chairman of the Board

 /s/ Charles C. Harris                                      October 9, 2003
----------------------------------------
Charles C. Harris*
Director

 /s/ Russell A. Kimball, Jr.                                October 9, 2003
----------------------------------------
Russell A. Kimball, Jr. *
Director

 /s/ William W. Short, Jr.                                 October 9, 2003
----------------------------------------
William W. Short, Jr.*
Director

 /s/ Kim D. Day                                            October 9, 2003
----------------------------------------
Kim D. Day
Vice President, Treasurer and
Principal Financial Officer

 /s/ Leo J. Hill                                            October 9, 2003
----------------------------------------
Leo J. Hill*
Director

/s/ Janice B. Case                                          October 9, 2003
----------------------------------------
Janice B. Case*
Director

/s/ Daniel Calabria                                         October 9, 2003
----------------------------------------
Daniel Calabria*
Director


/s/ John K. Carter
----------------------------------------
* Signed by John K. Carter
  as Attorney-in-fact

                             WASHINGTON, D.C. 20549
                       SECURITIES AND EXCHANGE COMMISSION


                               EXHIBITS FILED WITH
                       POST-EFFECTIVE AMENDMENT NO. 58 TO
                            REGISTRATION STATEMENT ON
                                    FORM N-1A


                      AEGON/TRANSAMERICA SERIES FUND, INC.
                             REGISTRATION NO. 33-507

                                  EXHIBIT INDEX


 EXHIBIT NO.                         DESCRIPTION OF EXHIBIT
 -----------                         ----------------------

23.(a)1.(T)     Articles Supplementary to Articles of Incorporation

23.(d)(17)      Sub-Advisory Agreement on behalf of Templeton Great Companies
                Global

23.(d)(20)      Sub-Advisory Agreement on behalf of Clarion Real Estate
                Securities

23.(d)(35)      Sub-Advisory Agreement on behalf of Transamerica Equity II